As Filed With the Securities and Exchange Commission On January 12, 2000
                                               Securities Act File No. 333-91421
================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               ------------------
                                    FORM N-14
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933
                               ------------------

[X] PRE-EFFECTIVE AMENDMENT NO. 1               [ ] POST-EFFECTIVE AMENDMENT NO.
                        (Check appropriate box or boxes)

                               ------------------
                            O'SHAUGHNESSY FUNDS, INC.
             (Exact Name of Registrant as Specified in its Charter)
                               ------------------

                                  1-877-OSFUNDS
                        (Area Code and Telephone Number)
                               ------------------

                                 35 Mason Street
                          Greenwich, Connecticut 06830
                    (Address of Principal Executive Offices:
                     Number, Street, City, State, Zip Code)
                               ------------------

                             James P. O'Shaughnessy
                                 35 Mason Street
                          Greenwich, Connecticut 06830
                     (Name and Address of Agent for Service)
                               ------------------
                                   COPIES TO:

       COUNSEL FOR THE FUND:                        Steven J. Paggioli
Swidler Berlin Shereff Friedman, LLP      Investment Company Administration, LLC
       The Chrysler Building                           915 Broadway
        405 Lexington Avenue                            Suite 1605
      New York, New York 10174                   New York, New York 10010
 Attention: Joel H. Goldberg, Esq.
                               ------------------

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
    As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

                     TITLE OF SECURITIES BEING REGISTERED:
           Shares of Beneficial Interest, Par Value $.0001 per share.

No filing fee is required because of reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME
EFFECTIVE ON SUCH DATE AS THE SECURITIES AND EXCHANGE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.
================================================================================

                            O'SHAUGHNESSY FUNDS, INC.
                    O'SHAUGHNESSY DOGS OF THE MARKET(TM) FUND
                      O'SHAUGHNESSY AGGRESSIVE GROWTH FUND
                                 35 MASON STREET
                          GREENWICH, CONNECTICUT 06830
                               ------------------
                 NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS
                               ------------------

                         TO BE HELD ON FEBRUARY 25, 2000


TO OUR SHAREHOLDERS:


      NOTICE IS HEREBY GIVEN that a joint special meeting of shareholders (the "Meeting") of the O'Shaughnessy Dogs of the Market(TM) Fund (the "Dogs of the Market Fund") and the O'Shaughnessy Aggressive Growth Fund (the "Aggressive
Growth Fund" and together with the Dogs of the Market Fund, the "Acquired Funds") of O'Shaughnessy Funds, Inc. ("O'Shaughnessy Funds") will be held at the Stamford Marriott, 2 Stamford Forum, Stamford, Connecticut, on February 25, 2000 at 4:00 p.m., Eastern Time, for the following purposes:


      (1) With respect to the Dogs of the Market Fund, to approve or disapprove an Agreement and Plan of Reorganization (the "Value Funds Agreement and Plan") providing for the acquisition of substantially all of the assets, and assumption of substantially all of the liabilities, of the Dogs of the Market Fund by the O'Shaughnessy Cornerstone Value Fund (the "Cornerstone Value Fund") of O'Shaughnessy Funds, solely in exchange for an equal aggregate value of newly-issued shares of the Cornerstone Value Fund. The Value Funds Agreement and Plan also provides for distribution of such shares of the Cornerstone Value Fund to shareholders of the Dogs of the Market Fund in liquidation of the Dogs of the Market Fund. A vote in favor of this proposal will constitute a vote in favor of the liquidation of the Dogs of the Market Fund;

      (2) With respect to the Aggressive Growth Fund, to approve or disapprove an Agreement and Plan of Reorganization (the "Growth Funds Agreement and Plan") providing for the acquisition of substantially all of the assets, and assumption of substantially all of the liabilities, of the Aggressive Growth Fund by the O'Shaughnessy Cornerstone Growth Fund (the "Cornerstone Growth Fund") of
O'Shaughnessy Funds, solely in exchange for an equal aggregate value of newly-issued shares of the Cornerstone Growth Fund. The Growth Funds Agreement and Plan also provides for distribution of such shares of the Cornerstone Growth Fund to shareholders of the Aggressive Growth Fund in liquidation of the Aggressive Growth Fund. A vote in favor of this proposal will constitute a vote in favor of the liquidation of the Aggressive Growth Fund; and

      (3) To transact such other business as properly may come before the Meeting or any adjournment thereof.


      The Board of Directors of O'Shaughnessy Funds has fixed the close of business on January 5, 2000 as the record date for the determination of shareholders entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

      A complete list of the shareholders of each of the Acquired Funds entitled to vote at the Meeting will be available and open to the examination of any shareholders of each Acquired Fund for any purpose germane to such Meeting during ordinary business hours from and after February 11, 2000 at the offices of such Acquired Fund, 35 Mason Street, Greenwich, Connecticut and at the Meeting.

      YOU ARE CORDIALLY INVITED TO ATTEND THE MEETING. SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE MEETING IN PERSON ARE REQUESTED TO COMPLETE, DATE AND SIGN THE ENCLOSED RESPECTIVE FORM OF PROXY AND RETURN IT PROMPTLY IN THE ENVELOPE PROVIDED FOR THAT PURPOSE.

      Each of the enclosed proxies is being solicited on behalf of the Board of Directors of O'Shaughnessy Funds.


                       By Order of the Board of Directors,

                       Steven J. Paggioli
                       Secretary, O'Shaughnessy Funds, Inc.

Greenwich, Connecticut
Dated: January 12, 2000

                            O'SHAUGHNESSY FUNDS, INC.
                                 35 MASON STREET
                          GREENWICH, CONNECTICUT 06830
                                  1-877-OSFUNDS

                               -------------------
                    JOINT SPECIAL MEETING OF SHAREHOLDERS OF
                    O'SHAUGHNESSY DOGS OF THE MARKET(TM) FUND
                                       AND
                      O'SHAUGHNESSY AGGRESSIVE GROWTH FUND
                                       OF
                            O'SHAUGHNESSY FUNDS, INC.
                               ------------------

                                FEBRUARY 25, 2000

      This Proxy Statement and Prospectus (this "Proxy Statement and Prospectus") is furnished in connection with the solicitation of proxies on behalf of the Board of Directors (the "Board of Directors") of O'Shaughnessy Funds, Inc., a Maryland corporation ("O'Shaughnessy Funds"), for use at the Joint Special Meeting of Shareholders (the "Meeting") of O'Shaughnessy Dogs of the Market(TM) Fund (the "Dogs of the Market Fund" or an "Acquired Fund") and O'Shaughnessy Aggressive Growth Fund (the "Aggressive Growth Fund" or an "Acquired Fund," and together with the Dogs of the Market Fund, the "Acquired Funds") of O'Shaughnessy Funds. The Meeting has been called to approve or disapprove the proposed Agreement and Plan of Reorganization (each a "Plan" and collectively, the "Plans") between each of the Acquired Funds and each other fund of O'Shaughnessy Funds set forth below (each an "Acquiring Fund," and collectively, the "Acquiring Funds"):


     Acquired Fund                             Acquiring Fund
     -------------                             --------------
Dogs of the Market Fund       O'Shaughnessy    Cornerstone   Value   Fund   (the
                              "Cornerstone Value Fund," and together with the Dogs of the Market Fund, the "Value Funds")

Aggressive Growth Fund        O'Shaughnessy   Cornerstone   Growth   Fund   (the
                              "Cornerstone Growth Fund," and together with the Aggressive Growth Fund, the "Growth Funds")

The Plan with respect to the Value Funds is sometimes referred to herein as the "Value Funds Agreement and Plan" and the Plan with respect to the Growth Funds is sometimes referred to herein as the "Growth Funds Agreement and Plan." Each Plan provides for the acquisition by the respective Acquiring Fund of substantially all of the assets, and assumption of substantially all of the liabilities, of the respective Acquired Fund, solely in exchange for an equal aggregate value of newly-issued shares of the respective Acquiring Fund. The reorganization of the Value Funds and the Growth Funds shall be hereinafter referred to as the "Value Funds Reorganization" and the "Growth Funds Reorganization," respectively, and collectively such reorganizations shall be referred to as the "Reorganizations," and individually as a "Reorganization." Immediately upon the receipt by an Acquiring Fund of the assets of the respective Acquired Fund and the assumption by such Acquiring Fund of the liabilities of such Acquired Fund, and as part of the respective Reorganization, such Acquired Fund will distribute the shares of the Acquiring Fund received in such Reorganization to the shareholders of such Acquired Fund in liquidation thereof.


      Holders of shares of an Acquired Fund will receive shares of the respective Acquiring Fund, which will be subject to the same management fees (with respect to the Cornerstone Value Fund, the "Value Fund Corresponding Shares," with respect to the Cornerstone Growth Fund, the "Growth Fund Corresponding Shares," and collectively the "Corresponding Shares," as the context requires), as the shares of such Acquired Fund. The aggregate net asset value of the Corresponding Shares to be issued in a Reorganization to the shareholders of an Acquired Fund will equal the aggregate net asset value of the outstanding shares of such Acquired Fund, as set forth in the respective Plan. The Acquired Funds and the Acquiring Funds sometimes are referred to herein collectively as the "Funds" and individually as a "Fund," as the context requires. The Acquiring Funds following the Reorganizations sometimes are referred to herein collectively as the "Combined Funds" and individually as the "Pro Forma Cornerstone Value Fund" or "Value Combined Fund" in the case of the Cornerstone GrowthValue Fund and the "Pro Forma Cornerstone Growth Fund" or "Growth Combined Fund" in the case of the Cornerstone Growth Fund.


      This Proxy Statement and Prospectus serves as a prospectus of O'Shaughnessy Funds under the Securities Act of 1933, as amended (the "Securities Act"), in connection with the issuance of the Corresponding Shares by the Acquiring Funds to the Acquired
Funds pursuant to the terms of the Reorganizations.


      The Dogs of the Market Fund, the Aggressive Growth Fund, the Cornerstone Value Fund and the Cornerstone Growth Fund are separate series of O'Shaughnessy Funds, a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"). Both the Dogs of the Market Fund and the Cornerstone Value Fund seek to provide their respective shareholders with total return, consisting of capital appreciation and current income. They both seek to achieve their investment objective through a process of Strategy Indexing(R) which is pursued through the implementation of an investment strategy developed by O'Shaughnessy Capital Management, Inc., the Funds' investment manager (the "Manager"). For more information regarding the process of Strategy Indexing(R), see "Summary -- The Funds -- Comparison of the Funds --Value Funds -- Investment Policies -- Strategies" and "-- How Each Strategy Works." Both Value Funds invest substantially all of their respective assets in common stocks selected through this strategy. The Aggressive Growth Fund and the Cornerstone Growth Fund seek to provide their respective shareholders with capital appreciation and long-term growth of capital, respectively. The Aggressive Growth Fund seeks to achieve its investment objective through implementation of proprietary aggressive growth models developed by the Manager. For more information relating to such proprietary aggressive growth models, see "Summary -- The Funds --Comparison of the Funds -- Growth Funds -- Investment Policies -- Strategies." The Cornerstone Growth Fund also seeks to achieve its investment objective through a process of Strategy Indexing(R). See "Summary -- The Funds --Comparison of the Funds -- Growth Funds -- Investment Policies -- Strategies" and "-- How each Strategy Works." There can be no assurance that, after the Reorganizations, the Combined Funds will achieve their respective investment objectives.

      The current prospectus relating to the Acquiring Funds, dated November 28, 1998, as supplemented (the "Acquiring Funds Prospectus"), accompany this Proxy Statement and Prospectus and are incorporated herein by reference. The Annual Reports to Shareholders of the Acquiring Funds for the year ended September 30, 1999 also accompany this Proxy Statement and Prospectus. The current prospectuses relating to the Acquired Funds, each dated November 28, 1998, as supplemented (the "Acquired Funds Prospectuses," and together with the Acquiring Funds Prospectus, the "O'Shaughnessy Funds Prospectuses") (which Acquired Funds Prospectuses are also incorporated herein by reference) and a statement of additional information relating to the Funds, dated November 28, 1998 (the "O'Shaughnessy Funds Statement"), have been filed with the Securities and Exchange Commission (the "Commission"). Such documents may be obtained, without charge, by writing the Funds at the address above, or by calling toll-free 1-877-OSFUNDS.

                               ------------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
      EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY
           OR ADEQUACY OF THIS PROXY STATEMENT AND PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               ------------------

      This Proxy Statement and Prospectus sets forth concisely the information about the Acquiring Funds that shareholders of the respective Acquired Fund should know before considering the applicable Reorganization and should be retained for future reference. The Acquired Funds have authorized the solicitation of proxies in connection with the Reorganizations solely on the basis of this Proxy Statement and Prospectus and the accompanying documents.


     Additional information contained in a statement of additional information relating to the Reorganizations (the "Statement of Additional Information"), including pro forma financial statements of the Pro Forma Cornerstone Value Fund giving effect to the consummation of the Value Funds Reorganization, is on file with the Commission. The Statement of Additional Information is available from the Funds without charge, upon request by calling the toll free telephone number set forth above or by writing the Funds at their principal executive offices. The Statement of Additional Information, dated January 12, 2000 is incorporated by reference into this Proxy Statement and Prospectus.

      The Commission maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, the O'Shaughnessy Funds Prospectuses, the O'Shaughnessy Funds Statement, other material incorporated by reference and other information regarding the Funds.

      The address of the principal executive offices of the Funds is 35 Mason Street, Greenwich, Connecticut 06830, the telephone number is 1-877-OSFUNDS and the web address is http://www.osfunds.com.

                               ------------------

      THE DATE OF THIS PROXY STATEMENT AND PROSPECTUS IS January 12, 2000.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

INTRODUCTION                                                                 -3-

SUMMARY                                                                      -4-
   The Reorganizations                                                       -4-
   Fee Tables                                                                -6-
   The Funds                                                                 -9-

PRINCIPAL RISK FACTORS AND SPECIAL CONSIDERATIONS                           -24-
   Value Funds                                                              -24-
   Growth Funds                                                             -24-
   All Funds                                                                -25-

COMPARISON OF THE FUNDS                                                     -26-
   Financial Highlights                                                     -26-
   Management                                                               -29-
   Expenses                                                                 -31-
   Purchase, Exchange and Redemption of Shares                              -32-
   Performance                                                              -32-
   Shareholder Rights                                                       -33-
   Dividends                                                                -33-
   Tax Information                                                          -33-
   Transactions                                                             -33-
   Portfolio Turnover                                                       -33-
   Additional Information                                                   -34-

THE REORGANIZATIONS                                                         -35-
   General                                                                  -35-
   Terms of the Plans                                                       -36-
   Potential Benefits to Shareholders as a Result of the Reorganizations    -37-
   Federal Income Tax Consequences of the Reorganizations                   -38-
Capitalization                                                              -39-

INFORMATION CONCERNING THE MEETING                                          -40-
   Date, Time and Place of Meeting                                          -40-
   Solicitation, Revocation and Use of Proxies                              -40-
   Record Date and Outstanding Shares                                       -41-
   Security Ownership of Certain Beneficial Owners and Management
   of the Funds                                                             -41-
   Voting Rights and Required Vote                                          -42-

ADDITIONAL INFORMATION                                                      -43-

LEGAL PROCEEDINGS                                                           -43-

LEGAL OPINIONS                                                              -44-

EXPERTS                                                                     -44-

SHAREHOLDER PROPOSALS                                                       -44-

                                  INTRODUCTION

      This Proxy Statement and Prospectus is furnished in connection with the solicitation of proxies on behalf of the Board of Directors for use at the Meeting to be held at the Stamford Marriott, 2 Stamford Forum, Stamford, Connecticut on February 25, 2000, at 4:00 p.m., Eastern Time. The mailing address for the Acquired Funds is 35 Mason Street, Greenwich, Connecticut 06830. The approximate mailing date of this Proxy Statement and Prospectus is January 21, 2000.

      Any person giving a proxy may revoke it at any time prior to its exercise by executing a superseding proxy, by giving written notice of the revocation to the Secretary of the Acquired Fund of which such person is a shareholder at the address indicated above or by voting in person at the Meeting of shareholders of such Acquired Fund. All properly executed proxies received prior to a Meeting will be voted at such Meeting in accordance with the instructions marked thereon or otherwise as provided therein. Unless instructions to the contrary are marked, properly executed proxies will be voted "FOR" the proposal to approve the Plans.


      The Board of Directors has fixed the close of business on January 5, 2000 as the record date for the determination of shareholders entitled to notice of, and to vote at, the Meeting or any adjournment thereof. Approval of the Plans will require the affirmative vote of shareholders of the applicable Acquired Fund representing not less than a majority of the total number of votes entitled to be cast thereon. Shareholders of each Acquired Fund will vote as a single class on the proposal to approve the Plan of such Acquired Fund. Approval of the Plan with respect to one Acquired Fund is not dependent on approval of the Plan with respect to the other Acquired Fund. Properly executed proxies that are returned but that are marked "abstain" or with respect to which a broker-dealer has declined to vote on any proposal ("broker non-votes") are counted for purposes of determining the presence or absence of a quorum for the transaction of business. Because they are not votes in favor of the proposal, they have the effect of a negative vote. Each share of an Acquired Fund is entitled to one vote. See "Information Concerning the Meeting."

      The Board of Directors currently knows of no business other than that discussed above that will be presented for consideration at the Meeting. If any other matter is properly presented, it is the intention of the persons named in the enclosed proxy to vote in accordance with their best judgment.

                                     SUMMARY

      THE FOLLOWING IS A SUMMARY OF CERTAIN INFORMATION CONTAINED ELSEWHERE IN THIS PROXY STATEMENT AND PROSPECTUS (INCLUDING DOCUMENTS INCORPORATED BY REFERENCE) AND IS QUALIFIED IN ITS ENTIRETY BY REFERENCE TO THE MORE COMPLETE INFORMATION CONTAINED IN THIS PROXY STATEMENT AND PROSPECTUS AND IN THE PLANS, ATTACHED HERETO AS EXHIBIT I.


      IN THIS PROXY STATEMENT AND PROSPECTUS, THE TERM "VALUE FUNDS REORGANIZATION" REFERS TO (I) THE ACQUISITION OF SUBSTANTIALLY ALL OF THE ASSETS, AND ASSUMPTION OF SUBSTANTIALLY ALL OF THE LIABILITIES, OF THE DOGS OF THE MARKET FUND BY THE CORNERSTONE VALUE FUND SOLELY IN EXCHANGE FOR AN EQUAL AGGREGATE VALUE OF THE VALUE FUND CORRESPONDING SHARES, AND (II) THE SUBSEQUENT DISTRIBUTION OF SUCH CORRESPONDING SHARES TO THE SHAREHOLDERS OF THE DOGS OF THE MARKET FUND IN LIQUIDATION THEREOF AND (III) THE SUBSEQUENT TERMINATION OF THE EXISTENCE OF THE DOGS OF THE MARKET FUND; and the term "Growth Fund Reorganization" refers to (i) the acquisition of substantially all of the assets, and assumption of substantially all of the liabilities, of the Aggressive Growth Fund by the Cornerstone Growth fund solely in exchange for an equal aggregate value of the Growth Fund Corresponding Shares, and (ii) the subsequent distribution of such Corresponding Shares to the shareholders of the Aggressive Growth Fund in liquidation thereof. The Value Funds Reorganization and the Growth Funds Reorganization are sometimes referred to collectively herein as the "Reorganizations" and individually as a "Reorganization."

                               THE REORGANIZATIONS

      At a meeting of the Board of Directors held on October 18, 1999, the Board of Directors unanimously approved a proposal that each Acquiring Fund acquire substantially all of the assets, and assume substantially all of the liabilities, of the respective Acquired Fund solely in exchange for an equal aggregate value of such Acquiring Fund's Corresponding Shares to be distributed to the shareholders of such Acquired Fund. In addition, the Growth Funds Reorganization was unanimously re-approved at a meeting of the Board of Directors held on December 30, 1999.

      Based upon their evaluation of all relevant information, Fund management and the Board of Directors have determined that the Reorganizations will potentially benefit the shareholders of the Acquired Funds. First, following the Reorganizations, shareholders of an Acquired Fund will remain invested in a diversified open-end fund which has the same Manager, substantially the same investment objective and similar, though not identical, investment techniques. A second advantage to shareholders relates to the potential for reduced operating expenses due to economies of scale. The net assets of the Cornerstone Value Fund and Cornerstone Growth Fund as of September 30, 1999 were $26,305,050 and $120,772,225, respectively. These would increase by the amount of the net assets of each of the Acquired Funds at the time of the Reorganizations. As of September 30, 1999, those amounts were approximately $17,721,091 in the case of the Dogs of the Market Fund and $12,069,000$12,244,928 in the case of the Aggressive Growth Fund. Since the expenses of the Combined Funds will therefore be spread over a larger asset base, Fund management anticipates that all Funds are likely to benefit from reduced overall operating expenses (on a pro forma basis) over time as a result of economies of scale expected after the Reorganizations. See " -- Fee Tables"; "The Reorganizations -- Potential Benefits to Shareholders as a Result of the Reorganizations" and "Comparison of the Funds -- Expenses."

      The Board of Directors, including all of the directors who are not "interested persons," as defined in the Investment Company Act, has determined that the Value Funds Reorganization and Growth Funds Reorganization are in the best interests of the Dogs of the Market Fund and the Aggressive Growth Fund, respectively. In addition, since the Corresponding Shares of each Acquiring Fund will be issued at net asset value in exchange for the net assets of the respective Acquired Fund having a value equal to the aggregate net asset value of the shares of the respective Acquired Fund outstanding as of the Valuation Time (as defined herein), the net asset value per share of the respective Acquiring Fund should remain virtually unchanged solely as a result of the respective Reorganization. Thus, the Reorganizations should not result in dilution of net asset value of the Acquiring Funds immediately following consummation of the Reorganizations. However, as a result of the
Reorganizations, a shareholder of an Acquired Fund would hold a smaller percentage of ownership in the respective Acquiring Fund than he or she did in that Acquired Fund prior to the respective Reorganization.

      If all of the requisite approvals are obtained and certain conditions are either met or waived, it is anticipated that the Reorganizations will occur as soon as practicable thereafter, provided that the Funds have obtained prior to that time an opinion
of counsel concerning the tax consequences of the Reorganizations as set forth in the Plans. The Plans may be terminated, and the Reorganizations abandoned, whether before or after the requisite approval by the shareholders of the Acquired Funds, at any time prior to the Exchange Date (as defined herein), (i) by the Board of Directors; (ii) by an Acquired Fund if any condition to such Acquired Fund's obligations has not been fulfilled or waived; or (iii) by an Acquiring Fund if any condition to such Acquiring Fund's obligations has not been fulfilled or waived.

                                   FEE TABLES


      Actual and Pro Forma Fee Table for Shareholders of the Cornerstone Value Fund, the Dogs of the Market Fund, the Pro Forma Cornerstone Value Fund, the Cornerstone Growth Fund, the Aggressive Growth Fund and the Pro Forma Cornerstone Growth Fund, each as of September 30, 1999

                                                    ACTUAL                                    ACTUAL
                                          -------------------------                 --------------------------
                                                                       PRO FORMA                                  PRO FORMA
                                          CORNERSTONE   DOGS OF THE   CORNERSTONE   CORNERSTONE    AGGRESSIVE    CORNERSTONE
                                           VALUE FUND   MARKET FUND   VALUE FUND    GROWTH FUND    GROWTH FUND   GROWTH FUND
                                           ----------   -----------   ----------    -----------    -----------   -----------
SHAREHOLDER FEES:*
Maximum Sales Charge (Load) Imposed
on Purchases
(as a percentage of offering price).......   None         None           None          None            None          None
Maximum Sales Charge (Load)
 Imposed on Dividend Reinvestment.........   None         None           None          None            None          None
Maximum Deferred Sales Charge (Load)
 (as a percentage of original purchase
 price or redemption proceeds,
 whichever is lower)......................   None         None           None          None            None          None
Redemption Fee (a) (on shares held
 less than 90 days).......................   1.50%        1.50%          1.50%         1.50%           1.50%         1.50%
Exchange Fee (a)(b) (on shares held
 less than 90 days).......................   1.50%        1.50%          1.50%         1.50%           1.50%         1.50%
ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE
 NET ASSETS):
  Management Fees(c)......................   0.74%        0.74% (d)      0.74%         0.74%           0.74% (d)     0.74%
  Rule 12b-1 Fees.........................   None         None           None          None            None          None
  Other Expenses..........................   0.64%        0.35% (d)      0.51%         0.41%           1.23% (d)     0.41%
Total Fund Operating Expenses.............   1.38%        1.09% (d)      1.25%         1.15%           1.97% (d)     1.15%

------------------

(a) A 1.5% redemption fee payable to the Funds will be assessed on shares purchased and held for less than 90 days. Shareholders who effect redemptions of Fund shares by wire transfer will pay a $12.00 wire transfer fee. See "Information About Your Account--Redemption of Shares" in the O'Shaughnessy Funds Prospectuses.

(b) Shareholders who effect exchanges of shares of a Fund for shares of another Fund by telephone in accordance with the exchange privilege will be charged a $5.00 exchange fee in addition to any fees applicable as indicated in footnote (a). See "Information About Your Account--Exchange Privilege" in the O'Shaughnessy Funds Prospectuses.

(c) See "Management and Organization of the Fund -- Management" in the O'Shaughnessy Funds Prospectuses.

(d) To limit the Fund's expenses, the Manager voluntarily agreed to reduce its fees or reimburse such Fund through September 30, 1999 to ensure that the total operating expenses of the Dogs of the Market Fund and the Aggressive Growth Fund did not exceed 1.09% and 2.00%, respectively, of average net assets annually (the "expense cap"). Any such reductions made by the Manager in its fees or reimbursement of expenses with respect to such Fund are subject to reimbursement by such Fund to the Manager (recapture by the Manager), provided such Fund is able to effect such reimbursement while keeping total operating expenses at or below the annual expense cap, and that no reimbursement will be made after September 30, 2000. Any amounts reimbursed will have the effect of increasing fees otherwise paid by such Fund. In absence of any reimbursements, the overall operating expenses, as a percent of net assets, for the Dogs of the Market Fund and Aggressive Growth Fund would have been 1.50% and 2.23%, respectively, for the fiscal period ended September 30, 1999.

These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

EXAMPLES:


                                                                CUMULATIVE EXPENSES PAID FOR THE PERIOD OF:
                                                                -------------------------------------------
                                                                1 YEAR      3 YEARS    5 YEARS    10 YEARS
                                                                ------      -------    -------    --------
An  investor  would  pay the  following  expenses  on a
 $10,000  investment  and  assuming  (1) the Total  Fund
 Operating Expenses set forth in the table above for the
 relevant  Fund,  (2) a 5% annual return  throughout the
 period and (3) redemption at the end of the period:
Cornerstone Value Fund ........................................  140          436         753      1,652
Dogs of the Market Fund(a) ....................................  111          346         600      1,325
Pro Forma Cornerstone Value Fund* .............................  127          396         685      1,506

Cornerstone Growth Fund .......................................  117          365         632      1,393
Aggressive Growth Fund (b) ....................................  199          617       1,059      2,286
Pro Forma Cornerstone Growth Fund* ............................  117          365         632      1,393

----------
* Assuming the Reorganization had taken place on October 1, 1998.


(a) Absent certain fee reductions and reimbursements by the Manager of the expenses of the Dogs of the Market Fund, such cumulative expenses that an investor in that Fund would pay for the period of one year, three years, five years and ten years would be $152, $473, $816 and $1,784, respectively.

(b) Absent certain fee reductions and reimbursements by the Manager of the expenses of the Aggressive Growth Fund, such cumulative expenses that an investor in that Fund would pay for the period of one year, three years, five years and ten years would be $225, $695, $1,191 and $2,552, respectively.

The foregoing Fee Table is intended to assist investors in understanding the costs and expenses that a shareholder bears directly or indirectly as compared to the costs and expenses that would be borne by such investors on a pro forma basis taking into account the consummation of the Reorganizations. The Examples set forth above assume reinvestment of all dividends and distributions and utilize a 5% annual rate of return as mandated by Commission regulations. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATES OF RETURN, AND ACTUAL EXPENSES OR ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR PURPOSES OF THE EXAMPLES. See "The
Reorganizations -- Potential Benefits to Shareholders as a Result of the Reorganizations," "Comparison of the Funds -- Management,", and "-- Purchase, Exchange and Redemption of Shares."

                                    THE FUNDS

BUSINESS OF THE FUNDS .............   The  Funds  are   organized   as  separate
                                      investment   portfolios   or   series   of
                                      O'Shaughnessy     Funds,     a    Maryland
                                      corporation, which was incorporated on May
                                      20, 1996. Each of the Funds commenced operations on November 1, 1996.

                                      As of September 30, 1999, the net assets of the Funds were as follows:


                                      Dogs of the Market Fund       $17,721,091
                                      Cornerstone Value Fund        $26,305,050
                                      Aggressive Growth Fund        $12,244,928
                                      Cornerstone Growth Fund       $120,772,225


COMPARISON OF THE FUNDS ...........   VALUE FUNDS

                                      INVESTMENT OBJECTIVES

                                      Both the Dogs of the Market Fund and the Cornerstone Value Fund seek to provide their respective shareholders with total return, consisting of capital appreciation and current income.


                                      INVESTMENT POLICIES

                                      GENERAL.  Each of the Value Funds seeks to
                                      achieve its investment objective through a
                                      process of Strategy Indexing(R),  which is
                                      pursued through the  implementation  of an
                                      investment   strategy   developed  by  the
                                      Manager.  For more  information  regarding
                                      the process of Strategy  Indexing(R),  see
                                      "--  Strategies" and "-- How Each Strategy
                                      Works"  below.  There can be no  assurance
                                      that,     after    the     Value     Funds
                                      Reorganization,  the Pro Forma Cornerstone
                                      Value Fund will achieve its investment objectives.


                                      STRATEGIES.  The Dogs of the  Market  Fund
                                      seeks to achieve its  objective  through a
                                      process of Strategy Indexing(R),  which is
                                      pursued through implementation of the Dogs
                                      of the  Market  Strategy.  The Dogs of the
                                      Market  Strategy  entails the selection of
                                      30  common   stocks  from  the  Dow  Jones
                                      Industrial  Average(1)  and  the  S&P  400
                                      Industrial Average using the following criteria:

                                      1. Ten stocks in the Fund's portfolio will be the highest yielding stocks from Dow Jones.

----------
(1) "Dow Jones Industrial Average" is a trademark of Dow Jones & Company, Inc. ("Dow Jones"). Neither the Funds nor the Manager is affiliated with, nor are the Funds sponsored by, Dow Jones. Dow Jones has not participated in any way in the creation of the Funds or in the selection of stocks included in the Funds, nor has Dow Jones reviewed or approved any information included in this Proxy Statement Prospectus.

                                      2.  Twenty  stocks  will  be  the  highest
                                      yielding   stocks   from   the   S&P   400
                                      Industrial  Average  that  also  have  (a)
                                      market capitalization exceeding $1 billion
                                      and  (b)  an   issue   of   common   stock
                                      outstanding  rated A or higher by Standard
                                      & Poor's.

                                      The   Cornerstone   Value  Fund  seeks  to
                                      achieve its investment objective through a
                                      process of Strategy Indexing(R),  which is
                                      pursued through the  implementation of the
                                      Cornerstone     Value    Strategy.     The
                                      Cornerstone  Value  Strategy  involves the
                                      selection     of    the     50     highest
                                      dividend-yielding  common  stocks from the
                                      O'Shaughnessy  Market Leaders Universe(TM)
                                      that  have   historical   trading   volume
                                      sufficient   to  allow  for  the  Fund  to
                                      purchase the required number of shares as of the Re-Balance Date (as defined below). See "-- How Each Strategy Works" below.

                                      The    O'Shaughnessy     Market    Leaders
                                      Universe(TM)  consists  of those  domestic
                                      and  foreign  stocks  in  the  Standard  &
                                      Poor's    Compustat   ("S&P    Compustat")
                                      database  (the  "COMPUSTAT(R)   Database")
                                      which are not power utility  companies and
                                      which  have  (i)  market   capitalizations
                                      exceeding the average of the  COMPUSTAT(R)
                                      Database;  (ii)  twelve  month sales which
                                      are fifty percent greater than the average
                                      for  the  COMPUSTAT(R)  Database;  (iii) a
                                      number of shares outstanding which exceeds
                                      the average for the COMPUSTAT(R) Database;
                                      and  (iv)  cash  flow  which  exceeds  the
                                      average  for  the  COMPUSTAT(R)  Database.
                                      Currently,    the   O'Shaughnessy   Market
                                      Leaders   Universe(TM)   consists  of  the
                                      stocks of 399 issuers.

                                      Other than assets  temporarily  maintained
                                      in cash or liquid  short- term  securities
                                      pending   investment  to  meet  redemption
                                      requests  or to comply  with  federal  tax
                                      laws  applicable to mutual funds,  each of
                                      the  Dogs  of  the  Market  Fund  and  the
                                      Cornerstone   Value   Fund   will   invest
                                      substantially all of its assets in common stocks selected through its respective Strategy described above.


                                      HOW    EACH    STRATEGY    WORKS.     Upon
                                      implementation  of the Dogs of the  Market
                                      Strategy,  the Manager purchased 30 stocks
                                      for  the  Dogs  of  the  Market   Fund  as
                                      dictated  by  such   Strategy,   based  on
                                      information  as of that  date.  The Fund's
                                      holdings  of each  stock in its  portfolio
                                      were initially  weighted equally by dollar
                                      amount.   Thereafter,   the   Manager  has
                                      re-balanced  the  portfolio  of  the  Fund
                                      annually   in  the  first   month  of  the
                                      succeeding year (the  "Re-Balance  Date"),
                                      in  accordance  with the Fund's  Strategy,
                                      based  on  information  on  or  about  the
                                      immediately  preceding  December  31. That
                                      is, on the  Re-Balance  Date of each year,
                                      stocks  meeting  the  Dogs  of the  Market
                                      Strategy's   criteria   on  or  about  the
                                      immediately   preceding  December  31  are
                                      purchased  for the Fund to the  extent not
                                      then held, stocks which no longer meet the
                                      criteria as of such date are sold, and the
                                      holdings  of all  stocks  in the Fund that
                                      continue   to  meet   the   criteria   are
                                      appropriately increased or decreased to result in equal weighting of all stocks in the portfolio.

                                      Upon  commencement  of  operations  of the
                                      Cornerstone   Value   Fund,   the  Manager
                                      purchased  50  stocks  for  that  Fund  as
                                      dictated   by  its   Strategy,   based  on
                                      information   as   of    commencement   of
                                      operations  of the Fund.  The  Cornerstone
                                      Value Fund's holdings of each stock in its
                                      portfolio were initially  weighted equally
                                      by dollar amount.  Thereafter, the Manager
                                      has  re-balanced  (and will in the  future
                                      re-balance)    the    portfolio   of   the
                                      Cornerstone  Value Fund on the  Re-Balance
                                      Date,  in  accordance   with  such  Fund's
                                      Strategy, based on information on or about
                                      the  immediately  preceding  December  31.
                                      That is,  on the  Re-Balance  Date of each
                                      year, stocks meeting the Cornerstone Value
                                      Strategy's   criteria   on  or  about  the
                                      immediately   preceding  December  31  are
                                      purchased for the  Cornerstone  Value Fund
                                      to the extent not then held,  stocks which
                                      no  longer  meet the  criteria  as of such
                                      date are  sold,  and the  holdings  of all
                                      stocks in the Cornerstone  Value Fund that
                                      continue   to  meet   the   criteria   are
                                      appropriately increased or decreased to result in equal weighting of all stocks in the portfolio.

                                      When  the Dogs of the  Market  Fund or the
                                      Cornerstone  Value Fund  receives new cash
                                      flow from the sale of its shares  over the
                                      course of the year,  such cash will  first
                                      be used to the  extent  necessary  to meet
                                      redemptions.  The balance of any such cash
                                      will be  invested  in the stocks  selected
                                      for such Fund  pursuant to its  respective
                                      Strategy as of the most recent rebalancing
                                      of the Fund's portfolio,  in proportion to
                                      the current  weightings  of such stocks in
                                      the portfolio and without any intention to
                                      rebalance  the  portfolio  on  an  interim
                                      basis.   It  is   anticipated   that  such
                                      purchases  will  generally  be  made  on a
                                      weekly basis, but may be on a more or less
                                      frequent  basis in the  discretion  of the
                                      Manager,  depending  on  certain  factors,
                                      including  the  size of the  Fund  and the
                                      amount  of  cash  to be  invested.  To the
                                      extent  redemptions  exceed  new cash flow
                                      into  a  Fund,   such   Fund   will   meet
                                      redemption  requests by selling securities
                                      on a pro rata basis,  based on the current
                                      weightings  of  such   securities  in  the
                                      portfolio.  Thus,  interim  purchases  and
                                      sales   of   securities   between   annual
                                      Re-Balance  Dates will be based on current
                                      portfolio  weightings  and  will  be  made
                                      without   regard  to   whether  or  not  a
                                      particular security continues to meet the Fund's Strategy criteria.

                                      Each of the  Dogs of the  Market  Fund and
                                      Cornerstone    Value    Fund    offers   a
                                      disciplined  approach to investing,  based
                                      on a buy  and  hold  philosophy  over  the
                                      course of each year,  which ignores market
                                      timing and rejects active management. Each
                                      of  the  Dogs  of  the  Market   Fund  and
                                      Cornerstone  Value Fund will adhere to its
                                      respective   Strategy  regardless  of  the
                                      performance of the stock market in a particular period.

                                      The  Manager  anticipates  that the stocks
                                      held in the  portfolio of each of the Dogs
                                      of the Market Fund and  Cornerstone  Value
                                      Fund will remain the same  throughout  the
                                      course  of a  year,  despite  any  adverse
                                      developments   concerning  an  issuer,  an
                                      industry,  the economy or the stock market
                                      generally.  However,  if during the course
                                      of a year it is  determined  that earnings
                                      or other  factual  criteria  that form the
                                      basis for  selecting a security  are false
                                      or  incorrect,  the Manager  reserves  the
                                      right  to  replace  such a  security  with
                                      another   meeting  the   criteria  of  the
                                      applicable   Strategy.    Also,   due   to
                                      purchases and redemptions of Fund shares during the year, changes in the market value of the stock positions held in a Fund's portfolio and compliance with the federal tax laws, it is likely that stock positions will not be weighted equally at all times during a year.

                                      Each of the  Dogs of the  Market  Fund and
                                      Cornerstone    Value    Fund    will    be
                                      substantially fully invested in stocks selected as described above at all times.

                                      Because the Cornerstone Value Fund adheres
                                      to a disciplined Strategy and invests only
                                      in  the  stocks   selected   through   its
                                      Strategy,  it is anticipated  that as soon
                                      as practicable after the completion of the
                                      Value  Funds  Reorganization,   the  Value
                                      Combined   Fund   will  be   required   to
                                      liquidate  a  substantial  portion  of the
                                      assets  acquired  from  the  Dogs  of  the
                                      Market  Fund.  Such  a  liquidation   will
                                      entail transaction costs and may result in
                                      tax consequences to shareholders. See "The
                                      Reorganizations   --  Federal  Income  Tax
                                      Consequences   of  the   Reorganizations."
                                      However,   following   the   Value   Funds
                                      Reorganization,  shareholders  of the Dogs
                                      of the Market Fund will remain invested in
                                      a  diversified  fund  which  has the  same
                                      Manager, substantially the same investment
                                      objective   and   similar,    though   not
                                      identical, investment techniques. See "The
                                      Reorganizations--Potential   Benefits   to
                                      Shareholders    as   a   Result   of   the
                                      Reorganizations."

                                      CASH AND  SHORT-TERM  SECURITIES.  Each of
                                      the Value Funds may  temporarily  invest a
                                      portion  of its  total  assets  in cash or
                                      liquid   short-term   securities   pending
                                      investment  of such  assets  in  stocks in
                                      accordance  with  the  Fund's   investment
                                      strategy, to meet redemption requests, and
                                      in the case of the Cornerstone Value Fund,
                                      to the extent necessary to comply with the
                                      federal tax laws  applicable  to regulated
                                      investment    companies.     Unlike    the
                                      Cornerstone Value Fund, which will not use
                                      investments   in   cash   and   short-term
                                      securities    for   temporary    defensive
                                      purposes,  the Dogs of the Market Fund may
                                      invest a portion  of its assets in cash or
                                      liquid  short-term   securities  for  such
                                      purposes, but is under no obligation to do so.


                                      Short-term  securities  in which the Value
                                      Funds may invest include  certificates  of
                                      deposit,    commercial    paper,    notes,
                                      obligations  issued or  guaranteed  by the
                                      U.S.  Government or any of its agencies or
                                      instrumentalities,      and     repurchase
                                      agreements involving such securities.  See
                                      "-- All Funds --  Investment  Policies  --
                                      Repurchase Agreements," below.

                                      The   Manager   does  not  expect   assets
                                      invested in cash or liquid short-term securities to exceed 5% of a Value Fund's total assets at any time.

                                      ILLIQUID  SECURITIES.   The  Dogs  of  the
                                      Market  Fund may  invest  up to 15% of its
                                      assets in  illiquid  securities.  Illiquid
                                      securities are securities  which cannot be
                                      readily   resold   because   of  legal  or
                                      contractual  restrictions  or which cannot
                                      otherwise  be marketed,  redeemed,  put to
                                      the issuer or a third party,  which do not
                                      mature  within  seven  days,  or which the
                                      Manager,  in  accordance  with  guidelines
                                      approved  by the Board of  Directors,  has
                                      not   determined   to   be   liquid.   The
                                      Cornerstone Value Fund will not invest in illiquid securities.


                                      The Dogs of the Market Fund may  purchase,
                                      without  regard to the  above  limitation,
                                      securities  that are not registered  under
                                      the Securities Act but that can be offered
                                      and  sold  to   "qualified   institutional
                                      buyers"   under   Rule   144A   under  the
                                      Securities Act, provided that the Board of
                                      Directors  or  the  Manager   pursuant  to
                                      guidelines   adopted   by  the   Board  of
                                      Directors, continuously determines, based on the trading markets for the specific Rule 144A security, that it is liquid.

                                      INDUSTRY CONCENTRATION. Each Value Fund may not invest more than 25% of its total assets in any one industry (excluding U.S. Government securities). The concentration policy is a fundamental policy.

                                      If upon  rebalancing,  the stocks selected
                                      by  a  Value  Fund's  investment  strategy
                                      would  result  in  more  than  25% of such
                                      Fund's total  assets  being  invested in a
                                      single  industry,   the  Manager  will  be
                                      required to deviate from such investment strategy in investing the portfolio so as not to violate such Fund's concentration policy.

                                      FOREIGN  SECURITIES.  The Value  Funds may
                                      invest in securities  of foreign  issuers.
                                      The Dogs of the Market  Fund may invest up
                                      to  25%  of  its  total   assets  in  such
                                      securities,  while the  Cornerstone  Value
                                      Fund is not limited in the amount of foreign securities that it may invest in.

                                      The  Value  Funds may  invest  in  foreign
                                      securities   either   through  (i)  direct
                                      purchase of securities of foreign  issuers
                                      or  (ii)  purchase  of  ADRs,   which  are
                                      dollar-denominated  securities  of foreign
                                      issuers    traded   in   the   U.S.   Such
                                      investments increase  diversification of a
                                      Fund's  portfolio and may enhance  return,
                                      but they also involve  some special  risks
                                      such as  exposure to  potentially  adverse
                                      local political and economic developments,
                                      nationalization   and  exchange  controls;
                                      potentially  lower  liquidity  and  higher
                                      volatility; possible problems arising from
                                      regulatory practices that differ from U.S.
                                      standards;  the  imposition of withholding
                                      taxes  on  income  from  such  securities;
                                      confiscating taxation; and the chance that
                                      fluctuations  in  foreign  exchange  rates
                                      will  decrease  the   investment's   value
                                      (favorable   changes  can   increase   its
                                      value). These risks are heightened for investment in developing countries and there is no limit on the amount of a Fund's foreign investments that may be invested in such countries.

                                      The Value Funds may invest in ADRs through
                                      both     sponsored     and     unsponsored
                                      arrangements.  The issuers of  unsponsored
                                      ADRs  are  not   obligated   to   disclose
                                      material information in the United States,
                                      and   therefore,   there   may  not  be  a
                                      correlation between such information and the market value of the ADRs.

                                      WARRANTS.  The Dogs of the Market Fund may
                                      invest in  warrants.  Warrants are similar
                                      to options  to  purchase  securities  at a
                                      specific price valid for a specific period
                                      of time.  The Dogs of the Market  Fund may
                                      not invest  more than 5% of its net assets
                                      (at the time of  investment)  in  warrants
                                      (other   than  those   attached  to  other
                                      securities).  If the  market  price of the
                                      underlying   security  never  exceeds  the
                                      exercise  price,  the  Dogs of the  Market
                                      Fund will lose the  entire  investment  in
                                      the warrant. Moreover, if a warrant is not
                                      exercised   within  the   specified   time
                                      period, it will become worthless and the Dogs of the Market Fund will lose the purchase price and the right to purchase the underlying security. The Cornerstone Value Fund does not currently intend to invest in warrants.

                                                    GROWTH FUNDS

                                      INVESTMENT OBJECTIVES

                                      The   Cornerstone   Growth  Fund  and  the
                                      Aggressive  Growth  Fund  seek to  provide
                                      their   respective    shareholders    with
                                      long-term growth of capital and capital appreciation, respectively.

                                      INVESTMENT POLICIES

                                      GENERAL. The Cornerstone Growth Fund seeks
                                      to  achieve   its   investment   objective
                                      through a process of Strategy  Indexing(R)
                                      which    is    pursued     through     the
                                      implementation  of an investment  strategy
                                      developed   by  the   Manager.   For  more
                                      information   regarding   the  process  of
                                      Strategy Indexing(R),  see "-- Strategies"
                                      and "-- How Each  Strategy  Works"  below.
                                      The   Aggressive   Growth  Fund  seeks  to
                                      achieve its investment objective through implementation of proprietary aggressive growth models developed by the Manager. For more information relating to such proprietary aggressive growth models, see "-- Strategies" below. There can be no assurance that, after the Growth Funds Reorganization, the Pro Forma Cornerstone Growth Fund will achieve its investment objectives.

                                      STRATEGIES.  The  Cornerstone  Growth Fund
                                      seeks to achieve its investment  objective
                                      through a process of Strategy Indexing(R),
                                      which    is    pursued     through     the
                                      implementation  of the Cornerstone  Growth
                                      Strategy.  The Cornerstone Growth Strategy
                                      selects  the 50  stocks  with the  highest
                                      one-year price appreciation as of the date
                                      of  purchase  from the  O'Shaughnessy  All
                                      Stocks  Universe(TM)  that  also  meet the
                                      following  criteria:  (i) annual  earnings
                                      that are higher  than the  previous  year,
                                      (ii) a price-to-sales ratio below 1.5, and
                                      (iii) historical trading volume sufficient
                                      to  allow  for the  Fund to  purchase  the
                                      required   number  of  shares  as  of  the
                                      Re-Balance Date. A stock's price-to-sales ratio is computed by dividing the market value of the stock by the issuer's most recent twelve month sales. See "--How Each Strategy Works" below.


                                      The O'Shaughnessy All Stocks  Universe(TM)
                                      consists of all the  domestic  and foreign
                                      common stocks in the COMPUSTAT(R) Database
                                      with market capitalizations exceeding $172
                                      million.   Currently,   the   COMPUSTAT(R)
                                      Database consists of the stocks (including
                                      American  Depository Receipts ("ADRs")) of
                                      9,778 issuers,  and the  O'Shaughnessy All
                                      Stocks Universe(TM) consists of the stocks of 3,869 issuers.


                                      The   Aggressive   Growth  Fund  seeks  to
                                      achieve   its   objective    through   the
                                      implementation  of proprietary  aggressive
                                      growth  models  developed  by the Manager.
                                      The  Fund's   portfolio   will   generally
                                      consist   of   approximately   45  stocks,
                                      selected  through  implementation  of  the
                                      Manager's  proprietary  aggressive  growth
                                      models.  At the  time  of  purchase,  such
                                      stocks   will   generally    possess   the
                                      following characteristics:

                                      1.  a market  capitalization  in excess of
                                          $150 million;

                                      2.  outstanding price  performance  during
                                          the last six months or one year period
                                          prior to purchase;


                                      3.  high  earnings  gains  during  the one
                                          year  period  prior to  purchase;  and
                                          expected high future earnings gains in
                                          the   general   consensus   of  market
                                          analysts.


                                      It  is  expected   that  the   proprietary
                                      aggressive   growth  models  used  by  the
                                      Manager  in   selecting   stocks  for  the
                                      Aggressive  Growth Fund's  portfolio  will
                                      select  stocks  for   investment   without
                                      regard to capitalization, except that the issuers must have market capitalizations in excess of $150 million. The majority of these stocks will be common stocks of domestic corporations and ADRs.

                                      The  Manager  may  invest  the  Aggressive
                                      Growth Fund's assets in stocks which do not meet all of the above criteria, if, in the opinion of the Manager, such stocks possess characteristics similar to stocks meeting such criteria. In addition, the Manager may continue to hold a stock in the Aggressive Growth Fund's portfolio which no longer meets the initial criteria for investment if the Manager believes such investments are consistent with the Fund's investment objective.


                                      Other than assets  temporarily  maintained
                                      in cash or  liquid  short-term  securities
                                      pending   investment  to  meet  redemption
                                      requests  or to comply  with  federal  tax
                                      laws  applicable  to  mutual  funds,   the
                                      Cornerstone   Growth   Fund  will   invest
                                      substantially all of its assets in common stocks selected through its respective Strategy described above.


                                      HOW EACH STRATEGY WORKS. Upon commencement
                                      of  operations of the  Cornerstone  Growth
                                      Fund, the Manager  purchased 50 stocks for
                                      that  Fund as  dictated  by its  Strategy,
                                      based   on    information    as   of   the
                                      commencement  of  operations  of the Fund.
                                      The Cornerstone  Growth Fund's holdings of
                                      each stock in its portfolio were initially
                                      weighted   equally   by   dollar   amount.
                                      Thereafter,  the Manager  has  re-balanced
                                      (and will in the  future  re-balance)  the
                                      portfolio of the  Cornerstone  Growth Fund
                                      on the Re-Balance Date, in accordance with
                                      the Fund's Strategy,  based on information
                                      on  or  about  the  immediately  preceding
                                      December  31.  That is, on the  Re-Balance
                                      Date  of each  year,  stocks  meeting  the
                                      Cornerstone Growth Strategy's  criteria on
                                      or   about   the   immediately   preceding
                                      December   31  are   purchased   for   the
                                      Cornerstone Growth Fund to the extent not then held, stocks which no longer meet the criteria as of such date are sold, and the holdings of all stocks in the Cornerstone Growth Fund that continue to meet the criteria are appropriately increased or decreased to result in equal weighting of all stocks in the portfolio.

                                      When the Cornerstone  Growth Fund receives
                                      new cash flow from the sale of its  shares
                                      over the  course  of the  year,  such cash
                                      will first be used to the extent necessary
                                      to meet  redemptions.  The  balance of any
                                      such cash will be  invested  in the stocks
                                      selected for the  Cornerstone  Growth Fund
                                      pursuant  to its  Strategy  as of the most
                                      recent    rebalancing    of   the   Fund's
                                      portfolio,  in  proportion  to the current
                                      weightings of such stocks in the portfolio
                                      and without any intention to rebalance the
                                      portfolio  on  an  interim  basis.  It  is
                                      anticipated   that  such   purchases  will
                                      generally be made on a weekly  basis,  but
                                      may be on a more or less frequent basis in
                                      the  discretion of the Manager,  depending
                                      on certain factors,  including the size of
                                      the  Fund  and  the  amount  of cash to be
                                      invested. To the extent redemptions exceed
                                      new cash flow into the Cornerstone  Growth
                                      Fund,   the  Fund  will  meet   redemption
                                      requests  by selling  securities  on a pro
                                      rata   basis,   based   on   the   current
                                      weightings  of  such   securities  in  the
                                      portfolio.  Thus,  interim  purchases  and
                                      sales   of   securities   between   annual
                                      Re-Balance  Dates will be based on current
                                      portfolio  weightings  and  will  be  made
                                      without   regard  to   whether  or  not  a
                                      particular security continues to meet the Fund's Strategy criteria.

                                      Unlike the Aggressive  Growth Fund,  which
                                      utilizes   an   actively   managed   stock
                                      selection approach, the Cornerstone Growth
                                      Fund  offers  a  disciplined  approach  to
                                      investing,   based   on  a  buy  and  hold
                                      philosophy  over the  course of each year,
                                      which  ignores  market  timing and rejects
                                      active management.  The Cornerstone Growth
                                      Fund   will   adhere   to   its   Strategy
                                      regardless of the performance of the stock market in a particular period.

                                      The  Manager  anticipates  that the stocks
                                      held in the  portfolio of the  Cornerstone
                                      Growth   Fund   will   remain   the   same
                                      throughout  the course of a year,  despite
                                      any  adverse  developments  concerning  an
                                      issuer,  an  industry,  the economy or the
                                      stock market generally. However, if during
                                      the course of a year it is determined that
                                      earnings or other  factual  criteria  that
                                      form the basis for  selecting  a  security
                                      are  false  or   incorrect,   the  Manager
                                      reserves the right to replace such a security with another meeting the criteria of the Cornerstone Growth Strategy. Also, due to purchases and redemptions of Fund shares during the year, changes in the market value of the stock positions held in the Cornerstone Growth Fund's portfolio and compliance with the federal tax laws, it is likely that stock positions will not be weighted equally at all times during a year.

                                      The   Cornerstone   Growth  Fund  will  be
                                      substantially fully invested in stocks selected as described above at all times.

                                      Because   the   Cornerstone   Growth  Fund
                                      adheres  to  a  disciplined  Strategy  and
                                      invests   only  in  the  stocks   selected
                                      through its  Strategy,  it is  anticipated
                                      that  as  soon as  practicable  after  the
                                      completion    of    the    Growth    Funds
                                      Reorganization,  the Growth  Combined Fund
                                      will   be   required   to    liquidate   a
                                      substantial portion of the assets acquired
                                      from the  Aggressive  Growth Fund.  Such a
                                      liquidation will entail  transaction costs
                                      and  may  result  in tax  consequences  to
                                      shareholders.  See "The Reorganizations --
                                      Federal  Income  Tax  Consequences  of the
                                      Reorganizations."  However,  following the
                                      Growth Funds Reorganization,  shareholders
                                      of the Aggressive  Growth Fund will remain
                                      invested in a  diversified  fund which has
                                      the same Manager,  substantially  the same
                                      investment  objective and similar,  though
                                      not identical,  investment techniques. See
                                      "The  Reorganizations--Potential  Benefits
                                      to   Shareholders   as  a  Result  of  the
                                      Reorganizations."


                                      CASH AND  SHORT-TERM  SECURITIES.  Each of
                                      the Growth Funds may temporarily  invest a
                                      portion  of its  total  assets  in cash or
                                      liquid   short-term   securities   pending
                                      investment  of such  assets  in  stocks in
                                      accordance  with  the  Fund's   investment
                                      strategy, to meet redemption requests, and
                                      in  the  case  of the  Cornerstone  Growth
                                      Fund,  to the extent  necessary  to comply
                                      with the  federal tax laws  applicable  to
                                      regulated investment companies. Unlike the
                                      Cornerstone  Growth  Fund,  which will not
                                      use  investments  in cash  and  short-term
                                      securities    for   temporary    defensive
                                      purposes,  the Aggressive  Growth Fund may
                                      invest a portion  of its assets in cash or
                                      liquid  short-term   securities  for  such
                                      purposes, but are under no obligation to do so.

                                      Short-term  securities in which the Growth
                                      Funds may invest include  certificates  of
                                      deposit,    commercial    paper,    notes,
                                      obligations  issued or  guaranteed  by the
                                      U.S.  Government or any of its agencies or
                                      instrumentalities,      and     repurchase
                                      agreements involving such securities.  See
                                      "-- All Funds --  Investment  Policies  --
                                      Repurchase Agreements," below.


                                      The   Manager   does  not  expect   assets
                                      invested in cash or liquid short-term securities to exceed 5% of a Growth Fund's total assets at any time.

                                      ILLIQUID SECURITIES. The Aggressive Growth
                                      Fund may invest up to 15% of its assets in illiquid securities. Illiquid securities are securities which cannot be readily resold because of legal or contractual restrictions or which cannot otherwise be marketed, redeemed, put to the issuer or a third party, which do not mature within seven days, or which the Manager, in accordance with guidelines approved by the Board of Directors, has not determined to be liquid. The Cornerstone Growth Fund will not invest in illiquid securities.

                                      The  Aggressive  Growth Fund may purchase,
                                      without  regard to the  above  limitation,
                                      securities  that are not registered  under
                                      the Securities Act but that can be offered
                                      and  sold  to   "qualified   institutional
                                      buyers"   under   Rule   144A   under  the
                                      Securities Act, provided that the Board of
                                      Directors  or  the  Manager   pursuant  to
                                      guidelines   adopted   by  the   Board  of
                                      Directors, continuously determines, based on the trading markets for the specific Rule 144A security, that it is liquid.

                                      SMALL CAP STOCKS.  Unlike the portfolio of
                                      the  Cornerstone  Growth Fund,  which will
                                      typically  include  larger  capitalization
                                      stocks,   it  is   anticipated   that  the
                                      Aggressive  Growth Fund's  portfolio  will
                                      include  small cap  stocks  (i.e.,  stocks
                                      whose issuers have market  capitalizations
                                      exceeding  $150  million  but less than $1
                                      billion).  Small cap  stocks  may  present
                                      greater    opportunities    for    capital
                                      appreciation  and a higher degree of risk;
                                      they  tend  to  be  more   vulnerable   to
                                      financial  and  other  risks  and thus are
                                      more volatile than stocks of larger,  more
                                      established    companies.    Because   the
                                      Aggressive   Growth  Fund  may  invest  in
                                      stocks   with    greater    than   average
                                      volatility,    which    may    result   in
                                      substantial declines in the Fund's share price, it is suitable only for the most aggressive investors.

                                      INDUSTRY CONCENTRATION. Each Growth Fund may not invest more than 25% of its total assets in any one industry (excluding U.S. Government securities). The concentration policy is a fundamental policy.

                                      If upon  rebalancing,  the stocks selected
                                      by  a  the   Cornerstone   Growth   Fund's
                                      investment  strategy  would result in more
                                      than 25% of the Fund's  total assets being
                                      invested in a single industry, the Manager
                                      will be  required  to  deviate  from  such
                                      investment   strategy  in  investing   the
                                      portfolio so as not to violate the Fund's concentration policy.

                                      FOREIGN  SECURITIES.  The Growth Funds may
                                      invest in securities  of foreign  issuers.
                                      The  Aggressive  Growth Fund may invest up
                                      to  25%  of  its  total   assets  in  such
                                      securities,  while the Cornerstone  Growth
                                      Fund is not limited in the amount of foreign securities that it may invest in.

                                      The  Growth  Funds may  invest in  foreign
                                      securities   either   through  (i)  direct
                                      purchase of securities of foreign  issuers
                                      or  (ii)  purchase  of  ADRs,   which  are
                                      dollar-denominated  securities  of foreign
                                      issuers    traded   in   the   U.S.   Such
                                      investments increase  diversification of a
                                      Fund's  portfolio and may enhance  return,
                                      but they also involve  some special  risks
                                      such as  exposure to  potentially  adverse
                                      local political and economic developments,
                                      nationalization   and  exchange  controls;
                                      potentially lower liquidity and higher volatility; possible problems arising from regulatory practices that differ from U.S. standards; the imposition of withholding taxes on income from such securities;

                                      confiscating taxation; and the chance that
                                      fluctuations  in  foreign  exchange  rates
                                      will  decrease  the   investment's   value
                                      (favorable   changes  can   increase   its
                                      value). These risks are heightened for investment in developing countries and there is no limit on the amount of a Fund's foreign investments that may be invested in such countries.

                                      The  Growth   Funds  may  invest  in  ADRs
                                      through  both  sponsored  and  unsponsored
                                      arrangements.  The issuers of  unsponsored
                                      ADRs  are  not   obligated   to   disclose
                                      material information in the United States,
                                      and   therefore,   there   may  not  be  a
                                      correlation between such information and the market value of the ADRs.

                                      WARRANTS.  The Aggressive  Growth Fund may
                                      invest in  warrants.  Warrants are similar
                                      to options  to  purchase  securities  at a
                                      specific price valid for a specific period
                                      of time.  The  Aggressive  Growth Fund may
                                      not invest  more than 5% of its net assets
                                      (at the time of  investment)  in  warrants
                                      (other   than  those   attached  to  other
                                      securities).  If the  market  price of the
                                      underlying   security  never  exceeds  the
                                      exercise price, the Aggressive Growth Fund
                                      will  lose the  entire  investment  in the
                                      warrant.  Moreover,  if a  warrant  is not
                                      exercised   within  the   specified   time
                                      period,  it will become  worthless and the
                                      Aggressive   Growth  Fund  will  lose  the
                                      purchase price and the right to purchase the underlying security. The Cornerstone Growth Fund does not currently intend to invest in warrants.

                                                        ALL FUNDS

                                      INVESTMENT POLICIES

                                      REPURCHASE AGREEMENTS.  As described above
                                      in   "Comparison   of   the   Funds--Value
                                      Funds--Cash and Short-Term Securities," or
                                      "Comparison    of    the     Funds--Growth
                                      Funds--Cash  and  Short-Term  Securities,"
                                      each  Fund  may   invest   in   short-term
                                      securities    pursuant    to    repurchase
                                      agreements.  The Funds may only enter into
                                      repurchase  agreements  with a member bank
                                      of   the   Federal   Reserve   System   or
                                      well-established securities dealer in U.S.
                                      government  securities.  In the event of a
                                      bankruptcy or default by the seller of the
                                      repurchase  agreement,  a Fund may  suffer
                                      delays and incur costs or possible  losses
                                      in  liquidating  the  underlying  security
                                      which is held as collateral, and such Fund
                                      may  incur  a  loss  if the  value  of the
                                      collateral declines during this period. As
                                      a matter of  operating  policy,  the Funds
                                      may not  invest  more  than  15% of  their
                                      respective   total  assets  in  repurchase
                                      agreements maturing in more than seven days.


                                      LENDING  OF  PORTFOLIO  SECURITIES.   Like
                                      other  mutual  funds,  each  Fund may from
                                      time  to time  lend  securities  from  its
                                      portfolio  to  banks,  brokers  and  other
                                      financial  institutions to earn additional
                                      income.  The  principal  risk is that  the
                                      borrower may default on its  obligation to
                                      return  borrowed  securities,  because  of
                                      insolvency or otherwise.  In this event, a
                                      Fund could experience delays in recovering
                                      its securities and capital.  In accordance
                                      with  applicable  law,  each  Fund may not
                                      lend portfolio securities  representing in
                                      excess of 33 1/3% of its respective  total
                                      assets.    The   lending   policy   is   a
                                      fundamental policy.

                                      BORROWING. Each Fund may borrow money from banks in an amount up to 33% of its respective total assets for extraordinary or emergency purposes such as meeting anticipated redemptions, and may pledge assets in connection with such borrowing. The borrowing policy is a fundamental policy.


                                      HEDGING AND RETURN ENHANCEMENT STRATEGIES.
                                      The Funds are permitted to utilize certain
                                      hedging and return enhancement  strategies
                                      and   techniques   such  as   options   on
                                      securities and securities indices, futures contracts on securities and securities indices and options on futures contracts, as described below.


                                      Futures (a type of  potentially  high-risk
                                      derivative)  are  often  used to manage or
                                      hedge  risk,   because   they  enable  the
                                      investor  to buy or sell an  asset  in the
                                      future at an agreed  upon  price.  Options
                                      (another potentially high-risk derivative)
                                      give the investor  the right,  but not the
                                      obligation,  to buy or sell an  asset at a
                                      predetermined  price  in the  future.  The
                                      Funds may buy and sell futures and options
                                      contracts   for  any  number  of  reasons,
                                      including:   to  manage  their  respective
                                      exposure to changes in securities  prices;
                                      as an efficient  means of adjusting  their
                                      respective  overall  exposure  to  certain
                                      markets;  in an effort to enhance  income;
                                      and to  protect  the  value  of  portfolio
                                      securities.  The Funds may purchase, sell,
                                      or   write   call  and  put   options   on
                                      securities, financial indices and futures.

                                      Futures contracts and options may not always be successful hedges; their prices can be highly volatile. Using them could lower a Fund's total return, and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.


                                      As a matter of operating policy, initial margin deposits and premiums on options used for nonhedging purposes will not equal more than 5% of a Fund's net asset value.


                                      FIRM COMMITMENT AGREEMENTS AND WHEN-ISSUED
                                      PURCHASES.    The   Funds   may   purchase
                                      securities   under   a   firm   commitment
                                      agreement or on a when-issued  basis. Firm
                                      commitment   agreements  and   when-issued
                                      purchases   call  for  the   purchase   of
                                      securities  at an  agreed-upon  price on a
                                      specified  future date, and would be used,
                                      for  example,  when a decline in the yield
                                      of   securities   of  a  given  issuer  is
                                      anticipated.  A Fund as purchaser  assumes
                                      the  risk of any  decline  in value of the
                                      security  beginning  on  the  date  of the
                                      agreement or purchase.  The Funds will not
                                      enter  into  such   transactions  for  the
                                      purpose of  leveraging,  and  accordingly,
                                      will  segregate  liquid  assets  with  its
                                      custodian     equal     (on    a     daily
                                      market-to-market basis) to the amount of its commitment to purchase the when-issued securities and securities subject to the firm commitment agreement.


                                      DIVERSIFICATION. In order to maintain each Fund's status as a diversified investment company, with respect to 75% of a Fund's total assets: (i) not more than 5% of the Fund's assets may be invested in the securities of a single issuer (excluding U.S. Government Securities); and (ii) a Fund may not hold more than 10% of the outstanding voting securities of a single issuer. The diversification policy is a fundamental policy.

                                      COMPUSTAT(R)   DATABASE.    Although   S&P
                                      Compustat    obtains    information    for
                                      inclusion   in   or   for   use   in   the
                                      COMPUSTAT(R)  Database  from sources which
                                      S&P  Compustat  considers  reliable,   S&P
                                      Compustat  does not guarantee the accuracy
                                      or  completeness   of  the   COMPUTSTAT(R)
                                      Database. S&P Compustat makes no warranty,
                                      express or  implied,  as to the results to
                                      be  obtained  by the  Funds,  or any other
                                      persons  or  entity  from  the  use of the
                                      COMPUSTAT(R) Database. S&P Compustat makes
                                      no  express  or  implied  warranties,  and
                                      expressly   disclaims  all  warranties  of
                                      merchantability    or   fitness    for   a
                                      particular  purpose  with  respect  to the
                                      COMPUSTAT(R) Database. "Standard & Poor's"
                                      and  "S  &  P"  are   trademarks   of  The
                                      McGraw-Hill Companies,  Inc. The Funds are
                                      not sponsored,  endorsed, sold or promoted
                                      by S&P Compustat  and S&P Compustat  makes
                                      no     representation     regarding    the
                                      advisability of investing in the Funds.

                                      PRINCIPAL RISK FACTORS

                                      For a discussion of the principal risks of investing in each Fund, see "Principal Risk Factors and Special Considerations."

                                      MANAGEMENT

                                      GENERAL OVERSIGHT.  O'Shaughnessy Funds is
                                      governed  by a  Board  of  Directors  that
                                      meets   regularly  to  review  the  Funds'
                                      investment,   performance,  expenses,  and
                                      other  business  affairs.   The  Board  of
                                      Directors elects the Funds' officers.

                                      MANAGER.  The Manager  acts as  investment
                                      manager  of  each  Fund   pursuant   to  a
                                      management  agreement  with  O'Shaughnessy
                                      Funds  on  behalf   of  the   Funds   (the
                                      "Management Agreement"). In its capacity as investment manager, the Manager is responsible for selection and management of each Fund's portfolio investments. For its services, each Fund pays the Manager a fee each month, at the annual rate of 0.74% of the Fund's average daily net assets.

                                      PORTFOLIO     MANAGEMENT.     James     P.
                                      O'Shaughnessy   has  had  the   day-to-day
                                      responsibility  for managing the portfolio
                                      of each Fund and  developing and executing
                                      each Fund's  investment  program since the
                                      commencement  of  operations of each Fund.
                                      For the past ten years, Mr.  O'Shaughnessy
                                      has served as Chairman and Chief Executive
                                      Officer  of  the  Manager,   and  in  such
                                      capacity,  has managed equity accounts for
                                      high net worth  individuals  and served as
                                      portfolio  consultant to a unit investment
                                      trust. Mr.  O'Shaughnessy is recognized as
                                      a   leading    expert   and   pioneer   in
                                      quantitative equity analysis. He is the author of three financial books, INVEST LIKE THE BEST, WHAT WORKS ON WALL STREET and HOW TO RETIRE RICH.

                                      DISTRIBUTOR. First Fund Distributors, Inc.
                                      (the    "Distributor"),    a    registered
                                      broker-dealer,   acts  as  the   principal
                                      distributor  of the  shares of the  Funds.
                                      The  Distributor   provides   distribution
                                      services to the Funds at no cost to the Funds.

                                      ADMINISTRATOR.      Pursuant     to     an
                                      Administration   Agreement,   as  amended,
                                      Investment  Company  Administration,   LLC
                                      (the     "Administrator")     serves    as
                                      administrator    of   the    Funds.    The
                                      Administrator       provides       certain
                                      administrative services,  including, among
                                      other    responsibilities,    coordinating
                                      relationships with independent contractors
                                      and agents,  preparing  for  signature  by
                                      officers  and  filing  certain   documents
                                      required for  compliance  with  applicable
                                      laws and regulations,  preparing financial
                                      statements,    and   arranging   for   the
                                      maintenance of books and records.  For its
                                      services, each Fund pays the Administrator
                                      a fee each  month,  at the annual  rate of
                                      0.10% of the  first  $200  million  of the
                                      Fund's  average daily net assets and 0.03%
                                      of such net assets over $200 million.  The
                                      Administrator   and  the  Distributor  are
                                      under common control and are therefore considered affiliates of each other.

                                      See    "Comparison   of   the   Funds   --
                                      Management" for more information regarding the management of the Funds.

                                      OTHER

                                      SHARES.   As  with   all   mutual   funds,
                                      investors purchase shares when they invest
                                      in the Funds.  These  shares are a part of
                                      the Funds'  authorized  capital stock, but
                                      share   certificates   are  not  generally
                                      issued.

                                      Each  full  share  and  fractional   share
                                      entitles  the  shareholder  to:  receive a
                                      proportional  interest  in the  respective
                                      Fund's capital gain distributions and cast
                                      one  vote  per  share  on   certain   Fund
                                      matters,   including   the   election   of
                                      directors,    changes    in    fundamental
                                      policies, or approval of changes in the Management Agreement.


                                      OVERALL EXPENSE RATIO.  The actual overall
                                      operating  expenses,  as a percent  of net
                                      assets,  as of September  30,  1999,  were
                                      1.09% for the Dogs of the Market  Fund and
                                      1.38%  for  the  Cornerstone  Value  Fund.
                                      Absent    certain   fee   reductions   and
                                      reimbursements   by  the  Manager  of  the
                                      expenses of the Dogs of the Market Fund, the overall operating expenses of such Fund, as a percent of net assets would have been 1.50% for the fiscal period ended September 30, 1999. If the Value
                                      Funds Reorganization had taken place on October 1, 1998, the overall operating expenses, as a percent of net assets, for the Value Combined Fund on a pro forma combined basis would have been 1.25% as of such date.

                                      The actual overall operating expenses, as a percent of net assets, as of September 30, 1999, were 1.97% for the Aggressive Growth Fund and 1.15% for the Cornerstone Growth Fund. Absent certain fee reductions and reimbursements by the Manager of the expenses of the Aggressive Growth Fund, the overall operating expenses for such

                                      Fund, as a percent of net assets would have been 2.23% for the fiscal period ended September 30, 1999. If the Growth Funds Reorganization had taken place on October 1, 1998, the overall operating expenses, as a percent of net assets, for the Growth Combined Fund on a pro forma combined basis would have been 1.15% as of such date.


                                      PURCHASE  OF SHARES.  The  procedures  for
                                      purchasing  shares  are the  same  for all
                                      Funds,  see  "Comparison  of the  Funds --
                                      Purchase,   Exchange  and   Redemption  of
                                      Shares  --   Purchase   of   Shares"   and
                                      "Information  About Your  Account"  in the
                                      O'Shaughnessy Funds Prospectuses.

                                      REDEMPTION OF SHARES.  The  procedures for
                                      redeeming  shares  are  the  same  for all
                                      Funds,  see  "Comparison  of the  Funds --
                                      Purchase,   Exchange  and   Redemption  of
                                      Shares  --   Redemption   of  Shares"  and
                                      "Information  About Your  Account"  in the
                                      O'Shaughnessy Funds Prospectuses.

                                      DIVIDENDS. The Funds currently have the same policy with respect to dividends. See "Comparison of the Funds -- Dividends" and "Information On Distributions and Taxes" in the O'Shaughnessy Funds Prospectuses.

                                      NET ASSET  VALUE.  The price at which each
                                      Fund's shares are purchased or redeemed is
                                      the Fund's next determined net asset value
                                      per share.  The net asset  value per share
                                      is  calculated  as of the close of the New
                                      York Stock  Exchange  ("NYSE")  (currently
                                      4:00 p.m.,  Eastern time) on each day that
                                      the NYSE is open for  business and on each
                                      other day in which  there is a  sufficient
                                      degree of  trading  in a Fund's  portfolio
                                      securities  that  the  current  net  asset
                                      value  of  the   Fund's   shares   may  be
                                      materially affected by changes in the value of the Fund's portfolio securities. For further discussion on net asset value and how it is determined, see "Comparison of the Funds -- Additional Information -- Net Asset Value" and "Valuation of Shares" in the O'Shaughnessy Funds Statement.

                                      TAX  CONSIDERATIONS.  The tax consequences
                                      associated with an investment in shares of
                                      an  Acquired  Fund are  substantially  the
                                      same  as the tax  consequences  associated
                                      with  an   investment  in  shares  of  the
                                      respective     Acquiring     Fund.     See
                                      "Information on Distributions and Taxes" in the O'Shaughnessy Funds Prospectuses.

                                      For a more detailed  discussion  regarding
                                      potential   tax    consequences   of   the
                                      Reorganizations,  see "The Reorganizations
                                      -- Federal Income Tax  Consequences of the
                                      Reorganizations."

                                      THE PROCESS OF STRATEGY  INDEXING(R),  THE
                                      CORNERSTONE   GROWTH  STRATEGY,   AND  THE
                                      CORNERSTONE  VALUE STRATEGY ARE PATENTS OF
                                      O'SHAUGHNESSY  CAPITAL  MANAGEMENT,  INC.,
                                      U.S. PATENT #5,978,778.

                PRINCIPAL RISK FACTORS AND SPECIAL CONSIDERATIONS

     Many of the investment risks associated with an investment in an Acquired Fund are substantially the same as those associated with an investment in the respective Acquiring Fund. A discussion of certain principal risks of investing in the Funds is set forth below. See "Investment Policies and Limitations" in the O'Shaughnessy Funds Statement for a more detailed discussion of investment risks associated with an investment in the Funds.

VALUE FUNDS

POTENTIAL RISKS ASSOCIATED WITH A FUND'S STRATEGY


     The Strategy Indexing(R) utilized by the Value Funds provides a disciplined approach to investing, based on a buY and hold philosophy during the course of each year, which ignores market timing and rejects active management. Each such Fund will adhere to its respective investment strategy (subject to applicable federal tax requirements relating to mutual funds), despite any adverse developments concerning an issuer, an industry, the economy or the stock market generally. This could result in substantial losses to a Value Fund, if for example, the stocks selected for such Fund's portfolio for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, poor earnings forecast, negative publicity or general market cycles. The Value Funds are not appropriate investments for those who are not comfortable with the applicable Fund's investment strategy.


     There can be no assurance that the market factors that caused the stocks held in each such Fund's portfolio to meet its respective investment strategy's investment criteria as of rebalancing in any given year will continue during such year until the next rebalancing, that any negative conditions adversely affecting a stock's price will not develop and/or deteriorate during a given year, or that share prices of a stock will not decline during a given year.


     As described above, the portfolio of the Value Funds is rebalanced annually in accordance with its respective investment strategy. Rebalancing may result in elimination of better performing assets from such Fund's portfolio and increases in investments in securities with relatively lower total return.


GROWTH FUNDS

POTENTIAL RISKS ASSOCIATED WITH A FUND'S STRATEGY

     The Strategy Indexing(R) utilized by the Cornerstone Growth Fund provides a disciplined approach to investing, based on a buy and hold philosophy during the course of each year, which ignores market timing and rejects active management. The Cornerstone Growth Fund will adhere to its investment strategy (subject to applicable federal tax requirements relating to mutual funds), despite any adverse developments concerning an issuer, an industry, the economy or the stock market generally. This could result in substantial losses to the Cornerstone Growth Fund, if for example, the stocks selected for the Fund's portfolio for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, poor earnings forecast, negative publicity or general market cycles. The Cornerstone Growth Fund is not an appropriate investment for those who are not comfortable with the Fund's investment strategy.

     There can be no assurance that the market factors that caused the stocks held in the Cornerstone Growth Fund's portfolio to meet its investment strategy's investment criteria as of rebalancing in any given year will continue during such year until the next rebalancing, that any negative conditions adversely affecting a stock's price will not develop and/or deteriorate during a given year, or that share prices of a stock will not decline during a given year.

     As described above, the portfolio of the Cornerstone Growth Fund is rebalanced annually in accordance with its investment strategy. Rebalancing may result in elimination of better performing assets from the Cornerstone Growth Fund's portfolio and increases in investments in securities with relatively lower total return.


     The foregoing risks are not applicable to the Aggressive Growth Fund, which is an actively managed fund.

ALL FUNDS

POTENTIAL RISKS ASSOCIATED WITH INVESTING PRIMARILY IN COMMON STOCKS


     The fundamental risk associated with any common stock fund, including all of the Funds, is the risk that the value of the stocks it holds might decrease. Stock values may fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other investment choices. Smaller or newer issuers are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. The Funds are not appropriate investments for those who are unable or unwilling to assume the risk involved generally with investment in common stocks. See "The Funds -- Comparison of the Funds -- Investment Policies -- Small Cap StockS" for a discussion of the special risks applicable to the Aggressive Growth Fund in connection with its investment in small cap stocks.


     Although the stocks in which the Aggressive Growth Fund may invest have, in the Manager's judgment, the potential to provide superior return, such stocks are likely to be subject to greater than average price volatility, which may result in substantial declines in such Fund's share price. Accordingly, the Aggressive Growth Fund is suitable only for the most aggressive investors.

YEAR 2000 RISK

     As the year 2000 began, the Funds did not experience any notable problems arising from the inability of computer systems used by the Manager and other service providers to properly process and calculate information related to dates beginning January 1, 2000. This is commonly known as the "Year 2000 Issue." There can be no assurance that some computer systems will not malfunction in the future as a result of the Year 2000 Issue. Although the Manager does not anticipate that its services or the services of the Funds' other service providers will be adversely affected as a result of the Year 2000 Issue, it will continue to monitor the situation. If malfunctions related to the Year 2000 Issue do arise, the Funds and their investments could be adversely affected, as well as companies in which the Funds invest.

ADDITIONAL RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUNDS

     There is no guarantee that the investment objective of a Fund will be achieved or that the value of a shareholder's investment in the Fund will not decrease.

                             COMPARISON OF THE FUNDS

FINANCIAL HIGHLIGHTS


     DOGS OF THE MARKET FUND. The financial information in the table below is included in the Dogs of the Market Fund's Annual Report. The financial information for the year ended September 30, 1999 has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in that Fund's 1999 Annual Report. The financial information for the two prior periods has been audited by McGladrey & Pullen, LLP, whose report thereon is included in that Fund's 1998 Annual Report. The financial statements and financial highlights included in the1998 Annual Report and 1999 Annual Report of the Dogs of the Market Fund are incorporated by reference into the O'Shaughnessy Funds Statement and the Statement of Additional Information, respectively.


PER SHARE OPERATING PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                        FOR THE YEAR     FOR THE YEAR     NOVEMBER 1, 1996*
                                           ENDED            ENDED             THROUGH
                                        SEPTEMBER 30,    SEPTEMBER 30,      SEPTEMBER 30,
                                            1999            1998                1997
                                            ----            ----                ----


Net asset value, beginning of period      $11.40          $ 11.96             $10.00
                                          ------          -------             ------
Income from investment operations:
  Net investment income (loss)             0.23              0.10                .10
  Net realized and unrealized gain
   (loss) on investments                   0.97              0.02               1.87
                                          ------          -------             ------
Total from investment operations           1.20              0.12               1.97
                                          ------          -------             ------
Less distributions:
 From net investment income               (0.14)            (0.09)             (0.01)
 From net realized gains                  (0.31)            (0.59)             (0.00)
                                          ------          -------             ------
Total distributions                       (0.45)            (0.68)             (0.01)
                                          ------          -------             ------
NET ASSET VALUE, END OF PERIOD            $12.15          $ 11.40             $ 11.96
                                          ======          =======             =======
TOTAL RETURN                               10.36%            0.74%              19.74%**

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)      $ 17.7          $  22.6             $   7.2


Ratio of expenses to average net assets:
 Before expense reimbursement               1.50%            1.46%               4.28%+
 After expense reimbursement                1.09%            1.46%               1.99%+

Ratio of net investment income (loss)
 to average net assets:
 Before expense reimbursement               1.17%            1.24%              (0.51%)+
 After expense reimbursement                1.58%            1.24%               1.78%+
Portfolio turnover rate                     63.31%          44.35%             118.44%

----------
*  Commencement of operations.
** Not annualized.
+  Annualized.

     CORNERSTONE VALUE FUND. The financial information in the table below is included in the Cornerstone Value Fund's Annual Report. The financial information for the year ended September 30, 1999 has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in that Fund's 1999 Annual Report. The financial information for the two prior periods has been audited by McGladrey & Pullen, LLP, whose report thereon is included in that Fund's 1998 Annual Report. The financial statements and financial highlights included in the 1998 Annual Report and 1999 Annual
Report of the Cornerstone Value Fund are incorporated by reference into the O'Shaughnessy Funds Statement and Statement of Additional Information, respectively.


PER SHARE OPERATING PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                           FOR THE YEAR                        NOVEMBER 1, 1996*
                                               ENDED       FOR THE YEAR ENDED      THROUGH
                                           SEPTEMBER 30,     SEPTEMBER 30,       SEPTEMBER 30,
                                               1999              1998               1997
                                               ----              ----               ----
Net asset value, beginning of period          $10.84            $11.50              $10.00
                                              ------            ------              ------
Income from investment operations:
 Net investment income (loss)                  0.33               0.21                0.15
 Net realized and unrealized gain (loss)
     on investments                            1.49              (0.70)               1.37
                                              ------            ------              ------
Total from investment operations               1.82              (0.49)               1.52
                                              ------            ------              ------
Less distributions:
 From net investment income                   (0.26)             (0.17)              (0.02)
 From net realized gains                      (0.50)                 --                 --
                                              ------            ------              ------
Total distributions                           (0.76)             (0.17)              (0.02)
                                              ------            ------              ------
NET ASSET VALUE, END OF PERIOD                $11.90            $10.84              $11.50
                                              ======            ======              ======
TOTAL RETURN                                   17.12%            (4.32%)             15.21%**

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)          $26.30            $21.90              $13.50

Ratio of expenses to average net assets:
 Before expense reimbursement                   1.38%             1.45%               2.66%_
 After expense reimbursement                    1.38%             1.45%               1.85%_

Ratio of net investment income (loss)
 to average net assets:
 Before expense reimbursement                   2.58%             2.12%               1.93%+
 After expense reimbursement                    2.58%             2.12%               2.73%+
Portfolio turnover rate                       122.79%            51.56%               2.01%


----------
*  Commencement of operations.
** Not annualized.
+  Annualized.

     AGGRESSIVE GROWTH FUND. The financial information in the table below is included in the Aggressive Growth Fund's Annual Report. The financial information for the year ended September 30, 1999 has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in that Fund's 1999 Annual Report. The financial information for the two prior periods has been audited by McGladrey & Pullen, LLP, whose report thereon is included in that Fund's 1998 Annual Report. The financial statements and financial highlights included in the 1998 Annual Report and 1999 Annual Report of the Aggressive Growth Fund are incorporated by reference into the O'Shaughnessy Funds Statement and Statement of Additional Information, respectively.


PER SHARE OPERATING PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                           FOR THE YEAR                         NOVEMBER 1, 1996*
                                               ENDED       FOR THE YEAR ENDED       THROUGH
                                           SEPTEMBER 30,     SEPTEMBER 30,        SEPTEMBER 30,
                                               1999               1998               1997
                                               ----               ----               ----

Net asset value, beginning of period          $10.73            $14.29              $10.00
                                              ------            ------              ------
Income from investment operations:
 Net investment income (loss)                  (0.18)            (0.15)              (0.06)
 Net realized and unrealized gain (loss)
   on investments                               4.75             (3.21)               4.35
                                              ------            ------              ------
Total from investment operations                4.57             (3.36)               4.29
                                              ------            ------              ------
Less distributions:
 From net realized gains                       (0.69)            (0.20)                 --
                                              ------            ------              ------
NET ASSET VALUE, END OF PERIOD                $14.61            $10.73              $14.29
                                              ======            ======              ======
TOTAL RETURN                                   43.51%           (23.70%)            42.90%**

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)          $12.20            $8.30                $5.60
Ratio of expenses to average net assets:
 Before expense reimbursement                   2.23%            2.24%               7.01%+
 After expense reimbursement                    1.97%            2.00%               1.98%+

Ratio of net investment income (loss)
 to average net assets:
 Before expense reimbursement                  (1.78%)          (1.77%)             (6.41%)+
 After expense reimbursement                   (1.52%)          (1.53%)             (1.39%)+
Portfolio turnover rate                        193.84%          206.30%              104.77%


----------
*  Commencement of operations.
** Not annualized.
+  Annualized.

     CORNERSTONE GROWTH FUND. The financial information in the table below is included in the Cornerstone Growth Fund's Annual Report. The financial information for the year ended September 30, 1999 has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in that Fund's 1999 Annual Report. The financial information for the two prior periods has been audited by McGladrey & Pullen, LLP, whose report thereon is included in that Fund's 1998 Annual Report. The financial statements and financial highlights included in the 1998 Annual Report and 1999 Annual Report of the Cornerstone Growth Fund are incorporated by reference into the O'Shaughnessy Funds Statement and Statement of Additional Information, respectively.


PER SHARE OPERATING PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                   NOVEMBER 1, 1996*
                                        FOR THE YEAR ENDED    FOR THE YEAR ENDED       THROUGH
                                           SEPTEMBER 30,         SEPTEMBER 30,       SEPTEMBER 30,
                                              1999                  1998                1997
                                              ----                  ----                ----

Net asset value, beginning of period        $   9.57               $15.30              $10.00
                                            --------               ------              ------
Income from investment operations:
 Net investment income (loss)                  (0.09)               (0.07)              (0.02)
 Net realized and unrealized gain (loss)
   on investments                               2.88                (3.88)               5.32
                                            --------               ------              ------
Total from investment operations                2.79                (3.95)               5.30
                                            --------               ------              ------
Less distributions:
 From net investment income                       --                   --                  --
 From net realized gains                          --                (1.78)                 --

Total distributions                               --                (1.78)                 --
                                            --------               ------              ------
NET ASSET VALUE, END OF PERIOD              $  12.36               $ 9.57              $15.30
                                            ========               ======              ======
TOTAL RETURN                                  29.15%               (27.63%)             53.05%**

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)        $120.80                $80.40              $91.30
Ratio of expenses to average net assets:
 Before expense reimbursement                  1.15%                 1.16%               1.63%+
 After expense reimbursement                   1.15%                 1.16%               1.56%+

Ratio of net investment income (loss)
 to average net assets:
 Before expense reimbursement                 (0.84%)               (0.86%)             (1.19%)+
 After expense reimbursement                  (0.84%)               (0.86%)             (1.12%)+
Portfolio turnover rate                      125.19%               119.98%              15.52%


----------
*  Commencement of operations.
** Not annualized.
+  Annualized.

MANAGEMENT

     GENERAL OVERSIGHT. O'Shaughnessy Funds is governed by a Board of Directors consisting of four individuals, three of whom are not "interested persons" as defined in the Investment Company Act. After the Reorganizations, the Board of Directors will continue to serve as the Board of Directors of O'Shaughnessy Funds. The Board of Directors meets regularly to review the Funds' investment, performance, expenses, and other business affairs. The Board of Directors elects the Funds' officers. See "Directors and Officers" in the O'Shaughnessy Funds Statement.

     The directors and officers of O'Shaughnessy Funds, their business addresses and principal occupations during the past five years are listed below. Unless otherwise indicated, each person's address is 35 Mason Street, Greenwich, Connecticut 06830.

NAME, AGE AND ADDRESS           POSITION                  OTHER BUSINESS ACTIVITIES IN PAST 5 YEARS
---------------------           --------                  -----------------------------------------
James P. O'Shaughnessy*     Director, President       Chairman  and  Chief  Executive   Officer  of  the
Age: 39                     and Treasurer             Manager, 1988 - present; author of INVEST LIKE THE
                                                      BEST, WHAT WORKS ON WALL STREET, and HOW TO RETIRE
                                                      RICH.

C. Flemming Heilmann        Director                  President and  Director,  Danish  American,  N.Y.;
Age: 60                                               Former Chairman and CEO, Brockway Standard,  Inc.,
                                                      1989-1994; Director, Porter Chadburn, Inc.; Porter
                                                      Chadburn,  plc;  Wheaton,  Inc.;  Danish  American
                                                      Chamber of  Commerce,  N.Y.;  American  Friends of
                                                      Cambridge  University;   Trustee,  Royal  Wessanen
                                                      Group U.S. Trust.

Robert E. Ix                Director                  Retired  Chairman and Chief  Executive  Officer of
Age:  70                                              Cadbury Schweppes, Inc.; Director, Loctite Corp.

Joseph John McAleer         Director                  Founder and President, MCA Associates,  Inc. (ship
Age:  69                                              broker), 1983 - present;  General Partner,  Sixtus
                                                      Limited   Partnership;   President  and  Director,
                                                      Salesian   Sisters   Partners   Circle;   Trustee,
                                                      American Merchant Marine Museum Foundation.

Steven J. Paggioli          Vice President and        Executive Vice  President and Director,  Wadsworth
Age:  49                    Secretary of              Group   since   1986;   Vice   President   of  the
                            O'Shaughnessy Funds       Distributor  since  1989;  Vice  President  of the
                                                      Administrator since 1990.

----------
* Interested person, as defined in the Investment Company Act.

     Pursuant to the terms of the Management Agreement with O'Shaughnessy Funds on behalf of the Funds, the Manager pays the compensation of all officers and directors who are affiliated persons of the Manager. Pursuant to the terms of the Administration Agreement, the Administrator pays the compensation of all officers that are affiliated persons of the Administrator.

     O'Shaughnessy Funds pays directors who are not interested persons of the O'Shaughnessy Funds (each, a "Disinterested Director") fees for serving as directors. Specifically, O'Shaughnessy Funds pays each Disinterested Director a $9,750 annual retainer paid quarterly, together with such director's out-of-pocket expenses relating to attendance at meetings. Each Fund pays one quarter of the foregoing fees.

     The following table sets forth the aggregate compensation the Funds paid to the Disinterested Directors for the fiscal year ended September 30, 1999.

                                             PENSION OR
                         AGGREGATE       RETIREMENT BENEFITS
                     COMPENSATION FROM   ACCRUED AS PART OF   TOTAL COMPENSATION
NAME OF DIRECTOR          FUNDS*           FUND EXPENSES      FROM FUND COMPLEX*
----------------          ------           -------------      ------------------
C. Flemming Heilman       9,750                None                 9,750
Robert E. Ix              9,750                None                 9,750
Joseph John McAleer       9,750                None                 9,750

----------
* During the fiscal period year September 30, 1999, aggregate directors fees and expenses in the amount of $29,596 were allocated to the Funds.

     Because the Manager and the Administrator perform substantially all of the services necessary for the operation of the Funds, the Funds require no employees. No officer, director or employee of the Manager or the Administrator receives any compensation from the Funds for acting as a director or officer.

     MANAGEMENT ARRANGEMENTS AND FEES. O'Shaughnessy Capital Management, Inc. (previously defined as the "Manager") acts as investment manager of each Fund pursuant to the Management Agreement. In its capacity as investment manager, the Manager is responsible for selection and management of each Fund's portfolio investments. For its services, each Fund pays the Manager a fee each month, at the annual rate of 0.74% of the Fund's average daily net assets. After the consummation of the Reorganizations, the Manager will continue to perform management services for each Combined Fund under the Management Agreement. The pro forma effective fee rate of each Combined Fund after taking into account the consummation of the Reorganizations would be 0.74% of each Combined Fund's average daily net assets.

     The Manager's office is located at 35 Mason Street, Greenwich, Connecticut 06830. The Manager was incorporated in 1988. The Manager serves as portfolio consultant to a unit investment trust and provides investment advisory services to investment companies and individual and institutional accounts with assets in excess of $800 million. See "Management of the Funds" in the O'Shaughnessy Funds Statement.

     PORTFOLIO MANAGEMENT. James P. O'Shaughnessy has had the day-to-day responsibility for managing the portfolio of each Fund and developing and executing each Fund's investment program since the commencement of operations of each Fund. For the past ten years, Mr. O'Shaughnessy has served as Chairman and Chief Executive Officer of the Manager, and in such capacity, has managed equity accounts for high net worth individuals and served as portfolio consultant to a unit investment trust. Mr. O'Shaughnessy is recognized as a leading expert and pioneer in quantitative equity analysis. He is the author of three financial books, INVEST LIKE THE BEST, WHAT WORKS ON WALL STREET and How TO RETIRE RICH.

     DISTRIBUTOR. First Fund Distributors, Inc. (previously defined as the "Distributor"), a registered broker-dealer, acts as the principal distributor of the shares of the Funds. The address of the Distributor is 4455 E. Camelback Road, Suite 261 E, Phoenix, Arizona 85018. The Distributor provides distribution services to the Funds at no cost to the Funds. After the consummation of the Reorganizations, the Distributor will continue to provide distribution services to each Combined Fund.

     ADMINISTRATION ARRANGEMENTS AND FEES. Pursuant to the Administration Agreement, Investment Company Administration, LLC (previously defined as the "Administrator") serves as administrator of the Funds. The Administrator provides certain administrative services, including, among other responsibilities, coordinating relationships with independent contractors and agents, preparing for signature by officers and filing of certain documents required for compliance with applicable laws and regulations, preparing financial statements, and arranging for the maintenance of books and records. For its services, each Fund pays the Administrator a fee each month, at the annual rate of 0.10% of the first $200 million of the Fund's average daily net assets and 0.03% of such net assets over $200 million. The address of the Administrator is 4455 E. Camelback Road, Suite 261 E, Phoenix, Arizona 85018. The Administrator and the Distributor are under common control and are therefore considered affiliates of each other. After the consummation of the Reorganizations, the Administrator will continue to perform administrative services for each Combined Fund under the Administration Agreement. The pro forma effective fee payable to the Administrator by each Combined Fund after taking into account the consummation of the Reorganizations would be the same as that fee currently paid by each Fund.

EXPENSES

     The Management Agreement identifies the expenses to be paid by each Fund. In addition to the fees paid to the Manager, each Fund pays certain additional expenses, including but not limited to, the following: shareholder service expenses; custodial, accounting, legal, and audit fees; administrative fees; costs of preparing and printing prospectuses and reports sent to shareholders; registration fees and expenses; proxy and annual meeting expenses (if any); and Disinterested Director fees and expenses. The Manager voluntarily agreed to, until September 30, 1999, reduce fees payable to it by the Dogs of the Market Fund and the Aggressive Growth Fund or reimburse such Funds to the extent necessary to limit each such Fund's aggregate annual operating expenses to 1.09% and 2.00%, respectively, of its average net assets (previously defined as the "expense cap"). Any such reductions made by the Manager in its fees or reimbursements of expenses with respect to such Funds are subject to recapture by the Manager provided the applicable Fund is able to effect such recapture while keeping total operating expenses at or below the annual expense cap, and that no recapture will be made after September 30, 2000. Any amounts reimbursed will have the effect of increasing fees otherwise paid by such Funds.


     The total operating expenses, as a percent of net assets, as of September 30, 1999, were 1.09% for the Dogs of the Market Fund and 1.38% for the Cornerstone Value Fund. Absent certain fee reductions and reimbursements by the Manager of the expenses of the Dogs of the Market Fund, the total operating expenses of such Fund, as a percent of net assets would have been 1.50% for the fiscal period ended September 30, 1999. If the Value Funds Reorganization had taken place on October 1, 1998, the overall operating expenses, as a percent of net assets, for the Pro Forma Cornerstone Value Fund on a pro forma basis would have been 1.25% as of September 30, 1999. The overall operating expenses, as a percent of net assets, as of September 30, 1999, were 1.97% for the Aggressive Growth Fund and 1.15% for the Cornerstone Growth Fund. Absent certain fee reductions and reimbursements by the Manager of the expenses of the Aggressive Growth Fund, the overall operating expenses for such Fund, as a percent of net assets would have been 2.23% for the fiscal period ended September 30, 1999. If the Growth Funds Reorganization had taken place on October 1, 1998, the overall operating expenses, as a percent of net assets, for the Pro Forma Cornerstone Growth Fund on a pro forma basis would have been 1.15% as of September 30, 1999. After consummation of the Reorganizations, certain fixed costs, such as printing of prospectuses and reports sent to shareholders, legal and audit fees and registration fees would be spread across a larger asset base. Over time, this would tend to lower the expense ratio borne by shareholders of both the Acquiring Funds and the Acquired Funds, but the effect would be considerably more significant in the case of shareholders of the Acquired Funds. This is because the Acquired Funds are smaller, and effective September 30, 1999, the Manager ceased its previous practice of reducing certain fees payable by, or reimbursing certain expenses to, the Acquired Funds in order to ensure that the Acquired Funds maintained their total operating expenses below certain levels. Accordingly, Fund management believes that the Reorganizations are in the best interest of the Funds. See "The Reorganizations -- Potential Benefits to Shareholders as a Result of the Reorganization" and "Summary -- Fee Tables."


PURCHASE, EXCHANGE AND REDEMPTION OF SHARES

     The procedures for purchasing and redeeming shares of a Fund as well as the exchange privileges are the same for all Funds. See "Information About Your Account" in the O'Shaughnessy Funds Prospectuses.



     Each of the Funds has the right to close the account of any shareholder that fails to maintain an account balance with such Fund of $2,500 for three months or longer due to redemptions, after giving such shareholder 60 days in which to increase the balance. The Aggressive Growth Fund has not exercised such right with respect to shareholders with account balances of less than $2,500; however, the Growth Combined Fund may choose to exercise such right to close small shareholder accounts after consummation of the Growth Funds Reorganization.


PERFORMANCE

     GENERAL. The following tables provide performance information for shares of the Funds for the periods indicated. Past performance is not indicative of future performance.


                     DOGS OF THE    CORNERSTONE     AGGRESSIVE       CORNERSTONE
  PERIOD            MARKET FUND(1)   VALUE FUND    GROWTH FUND(1)    GROWTH FUND
  ------            --------------   ----------    --------------    -----------
year ended
September 30, 1999    10.36%          17.12%          43.51%           29.15%

Inception*
through
September 30, 1999+   10.01%           8.89%          16.10%           12.68%

----------
+    Average Annual total returns.
*    Each of the Funds commenced operations on November 1, 1996.
(1) Absent certain fee reductions and reimbursements by the Manager of expenses of the Dogs of the Market Fund and the Aggressive Growth Fund, the total returns for such Funds would have been lower than those state above. See "Summary--Fee Tables."

SHAREHOLDER RIGHTS

     Each full share and fractional share of a Fund entitles the shareholder to receive a proportional interest in the respective Fund's capital gain distributions and cast one vote per share on certain Fund matters, including the election of directors, changes in fundamental policies, or approval of changes in the Management Agreement. Voting rights are not cumulative, so that holders of more than 50% of the shares voting in the election of directors can, if they choose to do so, elect all the directors of a Fund, in which event the holders of the remaining shares are unable to elect any person as a director. Corresponding Shares issued in the Reorganizations will be fully paid and nonassessable and will have no preemptive rights. In the event of the liquidation of a Fund, shareholders of such Fund are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.

     The Funds are not required to hold annual meetings and do not intend to do so except when certain matters, such as a change in a Fund's fundamental policies, are to be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting if they wish, for the purpose of voting on the removal of any Fund director.

DIVIDENDS

     The Funds currently have the same policy with respect to dividends. Each Fund declares and pays dividends (if any) annually. In addition, if a Fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month.

TAX INFORMATION

     The tax consequences associated with an investment in shares of an Acquired Fund are substantially the same as the tax consequences associated with an investment in shares of the respective Acquiring Fund. See "Information on Distributions and Taxes" in the O'Shaughnessy Funds Prospectuses.

PORTFOLIO TRANSACTIONS

     In executing portfolio transactions, the Funds seek to obtain the best net results, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution, operational facilities of the firm involved and the firm's risk in positioning a block of securities. While the Funds generally seek reasonably competitive commission rates, the Funds do not necessarily pay the lowest commission or spread available. In addition, consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., the Manager may consider sales of shares of the Funds as a factor in the selection of brokers or dealers to execute portfolio transactions for the Fund. For additional information regarding procedures for engaging in portfolio transactions, see "Portfolio Transactions" in the O'Shaughnessy Funds Statement.

PORTFOLIO TURNOVER


     As described above, in accordance with each Acquiring Fund's investment strategy, an Acquiring Fund's portfolio will be rebalanced based on information on or about December 31 of each year. That is, stocks meeting the respective investment strategy's criteria will be purchased for the Fund's portfolio to the extent not then held, stocks which no longer meet the criteria will be sold, and the holdings of all stocks in the portfolio that continue to meet the criteria will be appropriately increased or decreased to result in equal weighting of all stocks in the portfolio.

     The portfolio turnover rate is calculated by dividing the lesser of a Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year. High portfolio turnover involves correspondingly greater transaction costs in the form of brokerage commissions and dealer spreads, which a Fund bears.

     Neither Fund has placed a limit on its rate of portfolio turnover and securities may be sold without regard to the time they have been held when, in the opinion of the Manager, the investment considerations warrant such action. Under normal conditions, the annual turnover rate should not exceed 50% and 100% for the Cornerstone Value Fund and Cornerstone Growth Fund, respectively. Each of the Dogs of the Market Fund and Aggressive Growth Fund anticipates that its respective annual turnover rate should not exceed 50% and 200%, respectively, under normal conditions. The portfolio turnover rates for the Dogs of the Market Fund, the Cornerstone Value Fund, the Aggressive Growth Fund and the Cornerstone Growth Fund, for the fiscal year ended September 30, 1999, were 63.31%, 122.79%, 193.84% and 125.19%, respectively. A high portfolio turnover may result in adverse tax consequences, such as an increase in capital gain dividends. High portfolio turnover may also involve correspondingly greater transaction costs in the form of dealer spreads and brokerage commissions, which are borne directly by the Funds. See "Portfolio Transactions--Portfolio Turnover" in the O'Shaughnessy Funds Statement for further information regarding portfolio turnover.


     Because each of the Acquiring Funds adheres to a disciplined Strategy and invests only in the stocks selected through its Strategy, it is anticipated that as soon as practicable after the completion of the applicable Reorganization, each of the Combined Funds will be required to liquidate a substantial portion of the assets acquired from the respective Acquired Fund. Such a liquidation will entail transaction costs and may result in tax consequences to shareholders. See "The Reorganizations--Federal Income Tax Consequences of the Reorganizations."


ADDITIONAL INFORMATION

     NET ASSET VALUE. The price at which each Fund's shares are purchased or redeemed is the Fund's next determined net asset value per share. The net asset value per share is calculated as of the close of the NYSE (currently 4:00 p.m., Eastern time) on each day that the NYSE is open for business and on each other day in which there is a sufficient degree of trading in a Fund's portfolio securities that the current net asset value of the Fund's shares may be materially affected by changes in the value of the Fund's portfolio securities. Each Fund determines the net asset value per share by subtracting the Fund's total liabilities from the Fund's total assets (the value of the securities that the Fund holds plus cash and other assets), dividing the remainder by the total number of shares outstanding, and adjusting the result to the nearest full cent.

     Securities listed on the NYSE, American Stock Exchange or other national exchanges are valued at the last sale price on such exchange on the day as of which the net asset value per share is to be calculated. Over-the counter securities included in the NASDAQ National Market System are valued at the last sale price. If there is no sale on a particular security on such day, it is valued at the mean between the bid and asked prices. Other securities, to the extent that market quotations are readily available, are valued at market value in accordance with procedures established by the Board of Directors. Any securities and other assets, for which market quotations are not readily available, are valued in good faith in a manner determined by the Board of Directors best to reflect their fair value.

     SHAREHOLDER SERVICES. The Funds offer the same shareholder services to their respective shareholders. For information regarding such services, see "Information About Your Account -- Shareholder Services" in the O'Shaughnessy Funds Prospectuses.

     INDEPENDENT AUDITORS. Currently PricewaterhouseCoopers LLP serves as the independent auditors of the Funds. If the Reorganizations are completed, it is currently anticipated that PricewaterhouseCoopers LLP will continue to serve as the independent auditors of the Combined Funds. The principal business address of PricewaterhouseCoopers LLP is 1177 Avenue of the Americas, New York, New York 10036.

     CUSTODIAN. Firstar Bank Milwaukee (the "Custodian") acts as the custodian of each of the Funds. If the Reorganizations are completed, it is currently anticipated that the Custodian will continue to serve as the custodian of the Combined Funds. The principal business address of the Custodian is 615 E. Michigan Street, Milwaukee, Wisconsin 53202.

     TRANSFER AGENT. Firstar Mutual Fund Services, LLC (the "Transfer Agent"), 615 E. Michigan Street, Milwaukee, Wisconsin 53202, serves as the transfer agent with respect to each Fund, pursuant to a transfer agency agreement with O'Shaughnessy Funds. The Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts. If the Reorganizations are completed, it is currently anticipated that the Transfer Agent will continue to serve as the transfer agent of the Combined Funds. See "Information About Your Account--Purchase of Shares," "--Exchange Privilege," and "--Redemption of Shares" in the O'Shaughnessy Funds Prospectuses.

     CAPITAL STOCK. Each of the Funds has 25,000,000,000 shares of a single class authorized, par value $.0001 per share. See "Other Information" in the O'Shaughnessy Funds Statement for further discussion of the rights and preferences attributable to shares of the Funds. See "Summary -- Fee Tables" above and "About The Funds--Transaction and Fund Expenses" in each of the O'Shaughnessy Funds Prospectuses for further discussion on the expenses attributable to shares of the Funds.

     SHAREHOLDER INQUIRIES. Shareholder inquiries may be addressed to each Fund at the address or telephone number set forth on the cover page of this Prospectus.

                               THE REORGANIZATIONS

GENERAL

     Under the Value Funds Agreement and Plan, the Cornerstone Value Fund will acquire substantially all of the assets, and assume substantially all of the liabilities, of the Dogs of the Market Fund solely in exchange for an equal aggregate value of Value Fund Corresponding Shares. Under the Growth Funds Agreement and Plan, the Cornerstone Growth Fund will acquire substantially all of the assets, and assume substantially all of the liabilities, of the Aggressive Growth Fund solely in exchange for an equal aggregate value of Growth Fund Corresponding Shares. Upon receipt by an Acquired Fund of Corresponding Shares, such Acquired Fund will liquidate through a distribution of such Corresponding Shares to its shareholders, as described below.

     Generally, the assets transferred by an Acquired Fund to the respective Acquiring Fund will include all investments of such Acquired Fund held in its portfolio as of the Valuation Time (as defined in the Plans) and all other assets of such Acquired Fund as of such time.

     Each Acquired Fund will distribute the Corresponding Shares received by it in connection with its Reorganization pro rata to its shareholders in exchange for such shareholders' proportional interests in such Acquired Fund. The Corresponding Shares received by an Acquired Fund's shareholders will have the same aggregate net asset value as each such shareholder's interest in such Acquired Fund as of the Valuation Time. See "-- Terms of the Plans -- Valuation of Assets and Liabilities" for information concerning the calculation of net asset value. The distribution will be accomplished by opening new accounts on the books of the respective Acquiring Fund in the names of all shareholders of such Acquired Fund, including shareholders holding shares in certificate form, and transferring to each shareholder's account the Corresponding Shares representing such shareholder's interest previously credited to the account of such Acquired Fund. Shareholders holding an Acquired Fund's shares in certificate form may receive certificates representing the Corresponding Shares credited to their account in respect of such Acquired Fund's shares by sending the certificates to the Transfer Agent accompanied by a written request for such exchange.

     Since the Corresponding Shares will be issued at net asset value in exchange for the net assets of an Acquired Fund having a value equal to the aggregate net asset value of the shares of such Acquired Fund as of the Valuation Time, the net asset value per share of the respective Acquiring Fund should remain virtually unchanged solely as a result of the applicable Reorganization. Thus, the Reorganizations should not result in dilution of net asset value of the Acquiring Funds immediately following consummation of the Reorganizations. However, as a result of the Reorganizations, a shareholder of an Acquired Fund would hold a smaller percentage of ownership in the respective Acquiring Fund than he or she did in the Acquired Fund prior to the Reorganizations.

     If the shareholders of the Acquired Funds approve the Reorganizations at the Meeting, all required regulatory approvals are obtained, and certain conditions are either met or waived, it is expected that the Reorganizations will take place during the first calendar quarter of 2000. Neither Reorganization is dependent on the consummation of the other Reorganization.

     THE BOARD OF DIRECTORS UNANIMOUSLY RECOMMENDS THAT THE SHAREHOLDERS OF THE DOGS OF THE MARKET FUND AND THE AGGRESSIVE GROWTH FUND APPROVE THE VALUE FUNDS AGREEMENT AND PLAN AND GROWTH FUNDS AGREEMENT AND PLAN, RESPECTIVELY.


TERMS OF THE PLANS

     THE FOLLOWING IS A SUMMARY OF THE SIGNIFICANT TERMS OF THE PLANS. THIS SUMMARY IS QUALIFIED IN ITS ENTIRETY BY REFERENCE TO THE VALUE FUNDS AGREEMENT AND PLAN AND THE GROWTH FUNDS AGREEMENT AND PLAN, ATTACHED HERETO AS EXHIBIT I.

     VALUATION OF ASSETS AND LIABILITIES. The respective assets and liabilities of the Acquired Funds and the Acquiring Funds will be valued as of the Valuation Time. The assets in each Fund will be valued according to the procedures set forth under "Valuation of Shares" in the O'Shaughnessy Funds Statement. Purchase orders for an Acquired Fund's shares which have not been confirmed as of the Valuation Time will be treated as assets of such Acquired Fund for purposes of the respective Reorganization; redemption requests with respect to an Acquired Fund's shares which have not settled as of the Valuation Time will be treated as liabilities of such Acquired Fund for purposes of the respective Reorganization.

     DISTRIBUTION OF CORRESPONDING SHARES. On the next full business day following the Valuation Time (the "Exchange Date"), each Acquiring Fund will issue to the respective Acquired Fund a number of Corresponding Shares the aggregate net asset value of which will equal the aggregate net asset value of shares of such Acquired Fund as of the Valuation Time. Such Acquired Fund will then liquidate and distribute the Corresponding Shares received by it pro rata to its shareholders in exchange for such shareholders' proportional interests in such Acquired Fund. The Corresponding Shares received by an Acquired Fund's shareholder will have the same aggregate net asset value as such shareholder's interest in such Acquired Fund as of the Valuation Time.

     EXPENSES. The expenses of each Reorganization that are directly attributable to each Fund and the conduct of its business will be deducted from the assets of that Fund as of the Valuation Time. These expenses are expected to include the expenses incurred in preparing materials to be distributed to the
Board of Directors, legal fees incurred in preparing Board of Directors materials, attending Board meetings and preparing the minutes thereof, and accounting fees associated with each Fund's financial statements. The Funds shall bear, pro rata according to their respective net assets on the Valuation Date, all expenses incurred in connection with the respective Reorganization, including, but not limited to, all costs related to the preparation of the respective Plan, the preparation and distribution of the registration statement of which this Proxy Statement and Prospectus is a part, the cost of preparing and filing a ruling request with the IRS (if applicable), other filing fees, legal and accounting fees, printing costs, portfolio transfer taxes (if any), and any similar expenses incurred in connection with the respective Reorganization.

     REQUIRED APPROVALS. The completion of each Reorganization is conditioned upon, among other things, the receipt of certain regulatory approvals. In addition, the O'Shaughnessy Funds Articles of Incorporation (as amended to date) requires approval of each Reorganization by the affirmative vote of the respective Acquired Fund's shareholders representing no less than a majority of the total number of votes entitled to be cast thereon.


     AMENDMENTS AND CONDITIONS. The Plans may be amended at any time prior to the Exchange Date with respect to any of the terms therein. The obligations of each Acquired Fund and Acquiring Fund pursuant to the respective Plan are subject to various conditions, including a registration statement on Form N-14 being declared effective by the Commission, the requisite approval of the respective Reorganization by such Acquired Fund's shareholders, the receipt of an opinion of counsel as to tax matters, and the confirmation by the respective Acquired Fund and Acquiring Fund of the continuing accuracy of their respective representations and warranties contained in such Plan.

     TERMINATION, POSTPONEMENT AND WAIVERS. Each Plan may be terminated, and the respective Reorganization abandoned at any time, whether before or after adoption thereof by the respective Acquired Fund's shareholders, prior to the Exchange Date or the Exchange Date may be postponed: (i) by the Board of Directors; (ii) by an Acquired Fund if any condition to such Acquired Fund's obligations has not been fulfilled or waived; or (iii) by an Acquiring Fund if any condition to such Acquiring Fund's obligations has not been fulfilled or waived.

POTENTIAL BENEFITS TO SHAREHOLDERS AS A RESULT OF THE REORGANIZATIONS

     Fund management and the Board of Directors have identified certain potential benefits to shareholders that are likely to result from the Reorganizations. First, following the Reorganizations, shareholders of an Acquired Fund will remain invested in a diversified open-end fund which has the same Manager, substantially the same investment objective and similar, though not identical, investment techniques. That is, both of the Value Funds seek large, blue chip companies with high dividend yields that suggest that the company's stock is undervalued. Dividend yield is the final determinant of stock selection for both Funds. The main difference is the universe from which stocks are selected: the Dogs of the Market Fund includes stocks based on dividend yield from the thirty-stock Dow Jones Industrial Average and the 400-stock S&P 400 Industrial Average. The Cornerstone Value Fund, on the other hand, holds stocks based on their dividend yield from the O'Shaughnessy Market Leaders Universe(TM), which consists of over 600 issuers. The other difference is the number of stocks held by each Fund - thirty by the Dogs of the Market Fund and fifty by the Cornerstone Value Fund, making the latter a somewhat more diversified portfolio. With respect to the Growth Funds, both ultimately rely on price momentum as the final criterion for stock selection. The stock selection strategy of the Aggressive Growth Fund is composed of eight quantitative models, all of which have as a final criterion price momentum. The strategy of the Aggressive Growth Fund is to buy inexpensive stocks (determined on the basis of low price-to-sales ratios, a price/earnings growth rate of 3-5 and a price/earnings ratio of less than 40), that are growing or are projected to grow in value (based on certain objective factors identified by the Manager) and are moving in price (26 and 52 week price momentum). The strategy of the Cornerstone Growth Fund is to buy inexpensive stocks, based on a low price to sales ratio, that are moving in price (price momentum).


     A second advantage to shareholders relates to the potential for reduced operating expenses over time due to economies of scale expected after the Reorganizations. The net assets of the Cornerstone Value Fund and Cornerstone Growth Fund as of September 30, 1999 were $26,305,050 and $120,772,225, respectively. These would increase by the amount of the net assets of each of the Acquired Funds at the time of the Reorganizations. As of September 30, 1999, those amounts were approximately $17,721,091 in the case of the Dogs of the Market Fund, and $12,244,928 in the case of the Aggressive Growth Fund. Certain fixed costs, such as printing of prospectuses and reports sent to shareholders, legal and audit fees, and registration fees would be spread across a larger asset base. This would tend to lower the expense ratio borne by shareholders of both the Acquiring Funds and the Acquired Funds, but the effect would be considerably more significant in the case of shareholders of the Acquired Funds. This is because the Acquired Funds are smaller, and effective September 30, 1999, the Manager ceased its previous practice of reducing certain fees payable by, or reimbursing certain expenses to, the Acquired Funds in order to ensure that the Acquired Funds maintained their total operating expenses below specified levels. See "Summary -- Fee Tables" and "Comparison of the Funds -- Expenses." As described above under "Comparison of the Funds -- Management -- Management Arrangements and Fees" and "--Administration Arrangements and Fees," after the Reorganizations, the Combined Funds will, on a pro forma basis, pay a management fee and administration fee to the Manager and the Administrator, respectively, at the same effective annual rate as currently paid by the Funds. To illustrate potential benefits to the Acquired Funds as a result of the Reorganizations, including potential economies of scale, on September 30, 1999, the total operating expenses as a percent of net assets, for the Dogs of the Market Fund were 1.09% (based on Fund net assets of approximately $17.7 million) and the total operating expenses, as a percent of net assets, for the Aggressive Growth Fund were 1.97% (based on Fund net assets of approximately $12.2 million). Absent the aforementioned fee reductions and reimbursements by the Manager of the expenses of the Dogs of the Market Fund and the Aggressive Growth Fund, the total operating expenses of such Funds, as a percent of net assets, would have been 1.50% and 2.23%, respectively, for the fiscal period ended September 30, 1999. If the Reorganizations had taken place on October 1, 1998, the total operating expenses, as a percent of net assets, for the Pro Forma Cornerstone Value Fund and the Pro Forma Cornerstone Growth Fund, on a pro forma combined basis, would have been 1.25% (based on Fund net assets of approximately $44.0 million) and 1.15% (based on Fund net assets of approximately $132.9 million), respectively, each as of September 30, 1999.

     The following table sets forth the total net assets of each of the Value Funds and each of the Growth Funds as of the dates indicated.

                               TOTAL NET ASSETS OF


                  DOGS OF THE      CORNERSTONE     AGGRESSIVE        CORNERSTONE
  DATE            MARKET FUND      VALUE FUND      GROWTH FUND       GROWTH FUND
  ----            -----------      ----------      -----------       -----------
As of 9/30/97     $ 7,248,063     $13,469,376      $ 5,584,248      $ 91,258,550
As of 9/30/98     $22,627,210     $21,926,393      $ 8,342,782      $ 80,378,649
As of 9/30/99     $17,721,091     $26,305,050      $12,244,928      $120,772,225


     The table illustrates that the net assets of the Cornerstone Value Fund have experienced an increase, while the net assets of the Dogs of the Market Fund have recently experienced a decrease. The net assets of both the Cornerstone Growth Fund and the Aggressive Growth Fund have recently experienced increases, but to a much more substantial degree in the case of the Cornerstone Growth Fund. Were these trends to continue, the Acquiring Funds would experience increasing economies of scale, which should have the effect of reducing their overall operating expense ratios. The Aggressive Growth Fund would experience less significant benefits and the Dogs of the Market Fund would experience the opposite result, that is, a higher operating expense ratio due to a continuing reduction in assets. Although there can be no certainty that the foregoing trends would in fact continue, the Manager believes that the economies of scale that may be realized as a result of the Reorganizations would be beneficial to the shareholders of the Acquired Funds.

     Based on the foregoing, the Board of Directors concluded that the Reorganizations present no significant risks or costs (including legal, accounting and administrative costs) that would outweigh the benefits discussed above.

     In approving the Reorganizations, the Board of Directors determined that the net asset value of the Funds would not be diluted as a result of the Reorganizations. See "The Reorganization -- General."

FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATIONS


     GENERAL. Each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under
Section 368(a)(1)(C) of the Code. As a condition to the closing of each Reorganization, each of the Value Funds and Growth Funds will receive an opinion of Swidler Berlin Shereff Friedman, LLP substantially to the effect that for Federal income tax purposes: (a) each of the respective Reorganizations, as described herein, should constitute a reorganization within the meaning of
Section   368(a)(1)(C)  of  the  Code  and  (b)  assuming  that  the  respective
Reorganization qualifies as a reorganization within the meaning of Section 368(a)(1)(C) of the Code: (i) each Fund will be deemed a "party" to such
Reorganization  within  the  meaning  of  Section  368(b) of the  Code;  (ii) in accordance  with  Section  354(a)(1)  of the  Code,  no  gain  or  loss  will be
recognized  by  a   shareholder   of  an  Acquired  Fund  upon  the  receipt  of
Corresponding Shares in the respective Reorganization solely in exchange for their shares of such Acquired Fund; (iii) in accordance with Section 358 of the Code, immediately after each Reorganization, the tax basis of the Corresponding Shares received by a shareholder of the respective Acquired Fund in such Reorganization will be equal, in the aggregate, to the tax basis of the shares of such Acquired Fund surrendered in exchange therefor; (iv) in accordance with
Section 1223(1) of the Code, the holding period of the Corresponding Shares received by a shareholder of an Acquired Fund in the respective Reorganization will include the holding period of the shares of such Acquired Fund immediately prior to such Reorganization (provided that at the time of such Reorganization the shares of such Acquired Fund were held as capital assets); (v) in accordance with Sections 361(a), 361(c)(1) and 357(a) of the Code, no gain or loss will be recognized by an Acquired Fund on the acquisition of substantially all of the assets, and assumption of substantially all of the liabilities, of such Acquired Fund by the respective Acquiring Fund solely in exchange for the Corresponding Shares or on the distribution of the Corresponding Shares to such Acquired Fund's shareholders; (vi) under Section 1032 of the Code, no gain or loss will be recognized by an Acquiring Fund on the exchange of its shares for the respective Acquired Fund's assets and the assumption by such Acquiring Fund of such Acquired Fund's liabilities; (vii) in accordance with Section 362(b) of the Code, the tax basis of the assets of an Acquired Fund in the hands of the respective Acquiring Fund will be the same as the tax basis of such assets in the hands of such Acquired Fund immediately prior to the consummation of the respective Reorganization; (viii) in accordance with Section 1223(2) of the Code, the holding period of the transferred assets in the hands of an Acquiring Fund will include the holding period of such assets in the hands of the respective Acquired Fund; and (ix) the taxable year of an Acquired Fund will end on the effective date of the respective Reorganization and pursuant to Section 381(a) of the Code and regulations thereunder, the respective Acquiring Fund will succeed to and take into account certain tax attributes of such Acquired Fund, such as earnings and profits and capital loss carryovers.

     An opinion of counsel does not have the effect of a private letter ruling from the IRS and is not binding on the IRS or any court. If a Reorganization fails to qualify as a reorganization within the meaning of Section 368 of the Code, the Reorganization would be treated as a taxable sale of assets followed by a taxable liquidation of the respective Acquired Fund.


     To the extent an Acquiring Fund has unrealized capital gains at the time of the respective Reorganization, the respective Acquired Fund's shareholders may incur taxable gains in the year that such Acquiring Fund realizes and distributes those gains. This will be true notwithstanding that the unrealized gains were reflected in the price of such Acquiring Fund's shares at the time they were exchanged for assets of such Acquired Fund in the respective Reorganization. Conversely, shareholders of an Acquiring Fund will share in unrealized capital gains of the respective Acquired Fund after the respective Reorganization and bear a tax consequence on the subsequent realization of such gains. It is anticipated that each Combined Fund will dispose of a substantial portion of its investment portfolio as soon as practicable after consummation of the respective Reorganization, and any income or gain resulting therefrom generally will be distributed to shareholders of the applicable Combined Fund (in either cash or additional shares), which will be taxable thereto. Shareholders should consult their tax advisers regarding the effect of the Reorganizations in light of their individual circumstances. As the foregoing relates only to Federal income tax consequences, shareholders also should consult their tax advisers as to the foreign, state, local and other tax consequences of the Reorganizations.


     STATUS AS A REGULATED INVESTMENT COMPANY. All Funds have elected and qualified to be taxed as regulated investment companies under Sections 851-855 of the Code, and after the Reorganizations, the Combined Funds intend to continue to operate so as to qualify as regulated investment companies.

CAPITALIZATION

     The following table sets forth as of September 30, 1999: (i) the capitalization of the Dogs of the Market Fund, (ii) the capitalization of the Cornerstone Value Fund, (iii) the pro forma capitalization of the Pro Forma
Cornerstone Value Fund, as adjusted to give effect to the Value Funds Reorganization, (iv) the capitalization of the Aggressive Growth Fund, (v) the capitalization of the Cornerstone Growth Fund, and (vi) the pro forma capitalization of the Pro Forma Cornerstone Growth Fund, as adjusted to give effect to the Growth Funds Reorganization.

 CAPITALIZATION OF THE DOGS OF THE MARKET FUND, THE CORNERSTONE VALUE FUND, THE
     PRO FORMA CORNERSTONE VALUE FUND (ON A PRO FORMA BASIS), THE AGGRESSIVE GROWTH FUND, THE CORNERSTONE GROWTH FUND AND THE PRO FORMA CORNERSTONE
       GROWTH FUND (ON A PRO FORMA BASIS), EACH AS OF SEPTEMBER 30, 1999.


                                               UNAUDITED                                      UNAUDITED
                                               PRO FORMA                                      PRO FORMA
                DOGS OF THE    CORNERSTONE    CORNERSTONE      AGGRESSIVE     CORNERSTONE    CORNERSTONE
                MARKET FUND     VALUE FUND     VALUE FUND*    GROWTH FUND     GROWTH FUND    GROWTH FUND*
                -----------     ----------     -----------    -----------     -----------    ------------
TOTAL
 NET ASSETS:   $17,721,091     $26,305,050    $44,026,141    $12,244,928    $120,772,225    $133,017,153

SHARES
 OUTSTANDING:    1,459,090       2,210,552      3,699,676        838,354       9,773,751      10,761,906

NET ASSET
 VALUE PER
 SHARE:        $     12.15     $     11.90    $     11.90    $     14.61    $      12.36    $      12.36

----------
* TOTAL NET ASSETS AND NET ASSET VALUE PER SHARE INCLUDE THE AGGREGATE VALUE OF THE NET ASSETS OF THE DOGS OF THE MARKET FUND OR THE AGGRESSIVE GROWTH FUND, AS APPLICABLE, THAT WOULD HAVE BEEN TRANSFERRED TO THE PRO FORMA CORNERSTONE VALUE FUND AND THE PRO FORMA CORNERSTONE GROWTH FUND, RESPECTIVELY, HAD THE REORGANIZATIONS BEEN CONSUMMATED ON OCTOBER 1, 1998. ASSUMES DISTRIBUTION OF UNDISTRIBUTED NET INVESTMENT INCOME AND UNDISTRIBUTED REALIZED CAPITAL GAINS. NO ASSURANCE CAN BE GIVEN AS TO HOW MANY CORRESPONDING SHARES WILL BE ISSUED ON THE DATE THE REORGANIZATIONS TAKE PLACE, AND THE FOREGOING SHOULD NOT BE RELIED UPON TO REFLECT THE NUMBER OF CORRESPONDING SHARES THAT ACTUALLY WILL BE ISSUED ON OR AFTER SUCH DATE.


                       INFORMATION CONCERNING THE MEETING

DATE, TIME AND PLACE OF MEETING


     The Meeting will be held on February 25, 2000, at the Stamford Marriot, 2 Stamford Forum, Stamford, Connecticut, at 4:00 p.m., Eastern Time.


SOLICITATION, REVOCATION AND USE OF PROXIES

     A shareholder executing and returning a proxy has the power to revoke it at any time prior to its exercise by executing a superseding proxy or by submitting a notice of revocation to the Secretary of the Dogs of the Market Fund or the Aggressive Growth Fund, as the case may be. Although mere attendance at the Meeting will not revoke a proxy, a shareholder present at the Meeting may withdraw his or her proxy and vote in person.

     All shares represented by properly executed proxies received at or prior to the Meeting, unless such proxies previously have been revoked, will be voted at the Meeting in accordance with the directions on the proxies; if no direction is indicated on a properly executed proxy, such shares will be voted "FOR" approval of the respective Plan.


     It is not anticipated that any matters other than the adoption of the respective Plan will be brought before the Meeting. If, however, any other business properly is brought before the Meeting, proxies will be voted in accordance with the judgment of the persons designated on such proxies.

RECORD DATE AND OUTSTANDING SHARES


     Only holders of record of shares of the Acquired Funds at the close of business on January 5, 2000 (the "Record Date") are entitled to vote at the Meeting or any adjournment thereof. At the close of business on the Record Date, there were 1,059,336.310 and 818,391.462 shares of the Dogs of the Market Fund and the Aggressive Growth Fund, respectively, issued and outstanding and entitled to vote.


SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT OF THE FUNDS


     To the knowledge of each Fund, as of the December 31, 1999, the following shareholders, if any, owned more than 5% of the outstanding voting securities of such Fund:


                               NAME AND ADDRESS                                PERCENTAGE AND
NAME OF FUND                    OF SHAREHOLDER                                TYPE OF OWNERSHIP
------------                    --------------                                -----------------

Dogs of the Market Fund    Charles Schwab & Co., Inc.                     28.88%; record ownership
                           101 Montgomery Street
                           San Francisco, California
                           94104

                           Merrill Lynch Pierce Fenner & Smith Inc.,      6.74%; record ownership
                            for the Sole Benefit of its Customers
                           4800 Deer Lake Dr. E. Fl. 3
                           Jacksonville, Florida 32246

Aggressive Growth Fund     Charles Schwab & Co., Inc.                     21.54%; record ownership
                            for the Exclusive Benefit of Customers
                           101 Montgomery Street
                           San Francisco, California
                           94104

                           National Investor Services Corp. for           7.55%; record ownership
                            the Exclusive Benefit of Customers
                           55 Water Street, Fl. 32
                           New York, New York 10041

Cornerstone Value Fund     Charles Schwab & Co., Inc.                     41.75%; record ownership
                           101 Montgomery Street
                           San Francisco, California
                           94104

                           National Investor Services Corp. for           6.93%; record ownership
                            the Exclusive Benefit of Customers
                           55 Water Street, Fl. 32
                           New York, New York 10041

Cornerstone Growth Fund    Charles Schwab & Co., Inc.                     31.78%; record ownership
                           101 Montgomery Street
                           San Francisco, California
                           94104

                           Enjayco Omnibus Account                        13.95%; record ownership
                           P.O. Box 17909
                           Milwaukee, Wisconsin 53217

     Assuming that Charles Schwab & Co., Inc. ("Charles Schwab") owns the same number of shares of the Dogs of the Market Fund, the Aggressive Growth Fund, the Cornerstone Value Fund and the Cornerstone Growth Fund on the date of consummation of the Reorganizations as on December 31, 1999, Charles Schwab will own of record, on a pro form basis, 1,178,246.309 and 3,239,897.796 shares of the Value Combined Fund and Growth Combined Fund, respectively, after completion of the Reorganizations.

     Assuming that Merrill Lynch Pierce Fenner & Smith Inc. ("Merrill Lynch") owns the same number of shares of the Dogs of the Market Fund on the date of consummation of the Value Funds Reorganization as on December 31, 1999, Merrill Lynch will own of record, on a pro forma basis, 114,614.114 shares of the Value Combined Fund after completion of the Value Funds Reorganization.

     Assuming that National Investor Services Corp. owns the same number of shares of the Aggressive Growth Fund and the Cornerstone Value Fund on the date of consummation of the Reorganizations as on December 31, 1999, National Investor Services Corp. will own of record, on a pro forma basis 183,840.513 and 522,959.374 shares of the Value Combined Fund and the Growth Combined Fund, respectively, after completion of the Reorganizations.

     Assuming that Enjayco Omnibus Account owns the same number of shares of the Cornerstone Growth Fund on the date of consummation of the Growth Funds Reorganization as on December 31, 1999, Enjayco Omnibus Account will own of record, on a pro forma basis, 1,344,427.212 shares of the Growth Combined Fund after completion of the Growth Funds Reorganization.

     At December 31, 1999, the directors and officers of the O'Shaughnessy Funds as a group (12 persons) owned an aggregate of less than 1% of the outstanding shares of the Dogs of the Market Fund and owned an aggregate of less than 1% of the outstanding shares of common stock of O'Shaughnessy Funds.

     At December 31, 1999, the directors and officers of the O'Shaughnessy Funds as a group (12 persons) owned an aggregate of less than 1% of the outstanding shares of the Aggressive Growth Fund and owned an aggregate of less than 1% of the outstanding shares of common stock of O'Shaughnessy.

     At December 31, 1999, the directors and officers of the O'Shaughnessy Funds as a group (12 persons) owned an aggregate of less than 1% of the outstanding shares of the Cornerstone Value Fund and owned an aggregate of less than 1% of the outstanding shares of common stock of O'Shaughnessy Funds.

     At December 31, 1999, the directors and officers of the O'Shaughnessy Funds as a group (12 persons) owned an aggregate of less than 1% of the outstanding shares of the Cornerstone Growth Fund and owned an aggregate of less than 1% of the outstanding shares of common stock of O'Shaughnessy Funds.

VOTING RIGHTS AND REQUIRED VOTE

     Each share of an Acquired Fund is entitled to one vote. Approval of the Value Funds Agreement and Plan and the Growth Funds Agreement and Plan requires the affirmative vote of shareholders of the Dogs of the Market Fund and the Aggressive Growth Fund, respectively, representing a majority of the total votes entitled to be cast thereon.


     Broker-dealer firms holding shares of any of the Acquired Funds in "street name" for the benefit of their customers and clients will request the instructions of such customers and clients on how to vote their shares before the Meeting. Broker-dealer firms will not be permitted to grant voting authority without instructions with respect to the approval of the Plans. Each of the Acquired Funds will include shares held of record by broker-dealers as to which such authority has been granted in its tabulation of the total number of shares present for purposes of determining whether the necessary quorum of shareholders exists. Properly executed proxies that are returned but that are marked "abstain" or broker non-votes will be counted as present for the purposes of determining a quorum. Since approval of the Value Funds Agreement and Plan and Growth Funds Agreement and Plan requires the affirmative vote of shareholders representing no less than a majority of the shares entitled to vote of the Dogs of the Market Fund and the Aggressive Growth Fund, respectively, abstentions and broker non-votes will have the same effect as a vote against approval of the Value Funds Agreement and Plan or Growth Funds Agreement and Plan, as the case may be.

     A quorum for each Acquired Fund for purposes of the Meeting consists of one-third of the shares of such Acquired Fund entitled to vote at the Meeting, present in person or by proxy. If, by the time scheduled for each Meeting, a quorum of the applicable Acquired Fund's shareholders is not present or if a quorum is present but sufficient votes in favor of the Value Funds Agreement and Plan or Growth Funds Agreement and Plan, as the case may be, are not received from the shareholders of the respective Acquired Fund, the persons named as proxies may propose one or more adjournments of such Meeting to permit further solicitation of proxies from shareholders. Any such adjournment will require the affirmative vote of a majority of the shares of the applicable Acquired Fund present in person or by proxy and entitled to vote at the session of the Meeting to be adjourned. The persons named as proxies will vote in favor of any such adjournment if they determine that adjournment and additional solicitation are reasonable and in the interests of the shareholders of such Acquired Fund.

                             ADDITIONAL INFORMATION


     The expenses of preparation, printing and mailing of the enclosed form of proxy, the accompanying Notice and this Proxy Statement and Prospectus will be borne by the Funds pro rata according to the aggregate net assets of each Fund's portfolio on the date of the Value Funds Reorganization or Growth Funds Reorganization, as the case may be. Such expenses are currently estimated to be approximately $45,000 in the aggregate.


     Each of the Acquired Funds will reimburse banks, brokers and others for their reasonable expenses in forwarding proxy solicitation materials to its beneficial owners of shares of and will reimburse certain persons that it may employ for their reasonable expenses in assisting in the solicitation of proxies from such beneficial owners.

     In order to obtain the necessary quorums at the Meetings, supplementary solicitation may be made by mail, telephone, telegraph or personal interview by officers of the Acquired Funds. The cost of soliciting proxies will be borne by the Acquired Funds on a pro rata basis.

     This Proxy Statement and Prospectus does not contain all of the information set forth in the registration statements and the exhibits relating thereto which O'Shaughnessy Funds has filed on behalf of the Funds with the Commission under the Securities Act and the Investment Company Act, to which reference is hereby made.

     The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and in accordance therewith file reports and other information with the Commission. Proxy material, reports and other information filed by the Funds (or by O'Shaughnessy Funds on behalf of the Funds) can be inspected and copied at the public reference facilities of the Commission in Washington, D.C. and at the New York Regional Office of the Commission at Seven World Trade Center, New York, New York 10048. Copies of such materials also can be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates. The Commission maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, the O'Shaughnessy Funds Prospectuses, the O'Shaughnessy Funds Statement, other material incorporated by reference and other information regarding the Funds.

                                LEGAL PROCEEDINGS

     There are no material legal proceedings to which any of the Funds is a party.

                                 LEGAL OPINIONS

     Certain legal matters in connection with the Reorganizations will be passed upon for the Funds by Swidler Berlin Shereff Friedman, LLP, The Chrysler Building, 405 Lexington Avenue, New York, New York 10174.

                                     EXPERTS


     The financial highlights of the Funds included in this Proxy Statement and Prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP and McGladrey & Pullen, LLP, independent auditors, given on their authority as experts in auditing and accounting. The principal business address of PricewaterhouseCoopers LLP is 1177 Avenue of the Americas, New York, New York 10036. The principal business address of McGladrey & Pullen, LLP is 555 Fifth Avenue, New York, New York 10017-2416.


                              SHAREHOLDER PROPOSALS

     A shareholder proposal intended to be presented at any subsequent meeting of shareholders of an Acquired Fund must be received by such Acquired Fund in a reasonable time before the Board of Directors' solicitation relating to such meeting is to be made in order to be considered in such Acquired Fund's proxy statement and form of proxy relating to the meeting.

                              By Order of the Board of Directors,


                              STEVEN J. PAGGIOLI
                              Secretary, O'Shaughnessy Funds, Inc.

                                                                       EXHIBIT I






                      AGREEMENT AND PLAN OF REORGANIZATION

                                TABLE OF CONTENTS

1.  DEFINED TERMS; SECTIONS AND EXHIBITS; MISCELLANEOUS TERMS.              I-1
    a. DEFINITIONS                                                          I-1
    b. USE OF DEFINED TERMS                                                 I-4
    c. SECTIONS AND EXHIBITS                                                I-4
    d. MISCELLANEOUS TERMS                                                  I-4


2.  THE REORGANIZATION(S)                                                   I-4
    a. TRANSFER OF ASSETS                                                   I-4
    b. ASSUMPTION OF LIABILITIES                                            I-4
    c. ISSUANCE AND VALUATION OF CORRESPONDING SHARES                       I-4
    d. DISTRIBUTION OF CORRESPONDING SHARES TO ACQUIRED FUND SHAREHOLDERS   I-4
    e. INTEREST; PROCEEDS                                                   I-5
    f. VALUATION TIME                                                       I-5
    g. EVIDENCE OF TRANSFER                                                 I-5
    h. TERMINATION                                                          I-5
    i. SEPARATE AGREEMENTS; REORGANIZATIONS NOT CONDITIONED ON EACH OTHER   I-5

3.  REPRESENTATIONS AND WARRANTIES OF THE ACQUIRED FUND                     I-5
    a. FINANCIAL STATEMENTS                                                 I-5
    b. Intentionally left blank                                             I-5
    c. PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION                   I-5
    d. LITIGATION                                                           I-5
    e. MATERIAL CONTRACTS                                                   I-6
    f. UNDISCLOSED LIABILITIES                                              I-6
    g. TAXES I-6
    h. ASSETS                                                               I-6
    i. CONSENTS                                                             I-6
    j. N-14 REGISTRATION STATEMENT                                          I-6
    k. CAPITALIZATION                                                       I-6

4.  REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING FUND                    I-7
    a. FINANCIAL STATEMENTS                                                 I-7
    b. Intentionally left blank                                             I-7
    c. PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION                   I-7
    d. LITIGATION                                                           I-7
    e. MATERIAL CONTRACTS                                                   I-7
    f. UNDISCLOSED LIABILITIES                                              I-7
    g. TAXES                                                                I-7
    h. CONSENTS                                                             I-7
    i. N-14 REGISTRATION STATEMENT                                          I-7
    j. CAPITALIZATION                                                       I-8
    k. CORRESPONDING SHARES                                                 I-8

5.  COVENANTS                                                               I-8
    a. SPECIAL SHAREHOLDERS' MEETING                                        I-8
    b. UNAUDITED FINANCIAL STATEMENTS                                       I-8
    c. SHARE LEDGER RECORDS OF THE ACQUIRING FUND                           I-9
    d. CONDUCT OF BUSINESS                                                  I-9
    e. TERMINATION OF THE ACQUIRED FUND                                     I-9
    f. FILING OF N-14 REGISTRATION STATEMENT                                I-9
    g. CORRESPONDING SHARES                                                 I-9
    h. TAX RETURNS                                                          I-9
    i. COMBINED PROXY STATEMENT AND PROSPECTUS MAILING                      I-9
    j. CONFIRMATIONS OF TAX BASIS                                           I-9
    k. SHAREHOLDER LIST                                                     I-9
    l. THE ACQUIRING FUND'S CONTINUED EXISTENCE                             I-10

6.  EXCHANGE DATE                                                           I-10


7.  CONDITIONS OF THE ACQUIRED FUND                                         I-10
    a. REPRESENTATIONS AND WARRANTIES                                       I-10
    b. PERFORMANCE                                                          I-10
    c. SHAREHOLDER APPROVAL                                                 I-10
    d. APPROVAL OF BOARD OF DIRECTORS OF O'SHAUGHNESSY FUNDS                I-10
    e. DELIVERIES BY THE ACQUIRING FUND                                     I-10
    f. NO ADVERSE CHANGE                                                    I-11
    g. ABSENCE OF LITIGATION                                                I-11
    h. N-14 REGISTRATION STATEMENT                                          I-11
    i. COMPLIANCE WITH LAWS; NO ADVERSE ACTION OR DECISION                  I-11
    j. COMMISSION ORDERS OR INTERPRETATIONS                                 I-11

8.  CONDITIONS OF THE ACQUIRING FUND                                        I-11
    a. REPRESENTATIONS AND WARRANTIES                                       I-11
    b. PERFORMANCE                                                          I-12
    c. SHAREHOLDER APPROVAL                                                 I-12
    d. APPROVAL OF BOARD OF DIRECTORS OF O'SHAUGHNESSY FUNDS                I-12
    e. DELIVERIES BY THE ACQUIRED FUND                                      I-12
    f. NO ADVERSE CHANGE                                                    I-12
    g. ABSENCE OF LITIGATION                                                I-12
    h. N-14 REGISTRATION STATEMENT                                          I-12
    i. COMPLIANCE WITH LAWS; NO ADVERSE ACTION OR DECISION                  I-12
    j. COMMISSION ORDERS OR INTERPRETATIONS                                 I-12
    k. DIVIDENDS                                                            I-12

9.  TERMINATION, POSTPONEMENT AND WAIVERS                                   I-12
    a. TERMINATION OF AGREEMENT                                             I-13
    b. COMMISSION ORDER                                                     I-13
    c. EFFECT OF TERMINATION                                                I-13
    d. WAIVERS; NON-MATERIAL CHANGES                                        I-13

10. SURVIVAL OF REPRESENTATIONS AND WARRANTIES; INDEMNIFICATION             I-13
    a. SURVIVAL                                                             I-14
    b. INDEMNIFICATION OBLIGATIONS OF THE ACQUIRED FUND                     I-14
    c. INDEMNIFICATION OBLIGATIONS OF THE ACQUIRING FUND                    I-14
    d. INDEMNIFICATION PROCEDURE                                            I-14

11. OTHER MATTERS                                                           I-15
    a. LEGEND                                                               I-15
    b. FURTHER ASSURANCES                                                   I-15
    c. NOTICEs                                                              I-15
    d. ENTIRE AGREEMENT                                                     I-16
    e. AMENDMENT                                                            I-16
    f. GOVERNING LAW                                                        I-16
    g. ASSIGNMENT                                                           I-16
    h. FEES AND EXPENSES                                                    I-16
    i. SEVERABILITY                                                         I-16
    j. HEADINGS                                                             I-16
    k. COUNTERPARTS                                                         I-16

                      AGREEMENT AND PLAN OF REORGANIZATION


     THIS AGREEMENT AND PLAN OF REORGANIZATION (this "Agreement") is made as of the 5th day of January, 2000, by and between O'SHAUGHNESSY FUNDS, INC. ("O'Shaughnessy Funds") on behalf of each Acquired Fund (as defined herein) and each Acquiring Fund (as defined herein), each a separate investment portfolio of O'Shaughnessy Funds.


                             PLANS OF REORGANIZATION

     WHEREAS, this Agreement constitutes a separate agreement and plan of reorganization between each of the following group of parties: (i) the O'Shaughnessy Dogs of the Market(TM) Fund (the "Dogs of the Market Fund") and the O'Shaughnessy Cornerstone Value Fund (the "Cornerstone Value Fund," and together with the Dogs of the Market Fund, the "Value Funds") and (ii) the O'Shaughnessy Aggressive Growth Fund (the "Aggressive Growth Fund") and the O'Shaughnessy Cornerstone Growth Fund (the "Cornerstone Growth Fund," and together with the Aggressive Growth Fund, the "Growth Funds"). The Dogs of the Market Fund and the Aggressive Growth Fund are sometimes referred to herein collectively as the "Acquired Funds" and individually as an "Acquired Fund," as the context requires. The Cornerstone Value Fund and the Cornerstone Growth Fund are sometimes referred to herein collectively as the "Acquiring Funds" and individually as an "Acquiring Fund," as the context requires;


     WHEREAS, each reorganization will consist of (i) the acquisition of an Acquired Fund's Assets (as defined herein), and assumption of that Acquired Fund's Assumed Liabilities (as defined herein), by the respective Acquiring Fund solely in exchange for an aggregate value of shares of such Acquiring Fund (the "Corresponding Shares"), equal to the net asset value of such Acquired Fund's Assets determined in accordance with Section 2(c) hereof, and (ii) the subsequent distribution by that Acquired Fund of such Acquiring Fund's Corresponding Shares to its shareholders in exchange for such shareholders' respective shares of the Acquired Fund in liquidation of the Acquired Fund (each a "Reorganization" and collectively, the "Reorganizations");


     WHEREAS, it is intended that each Reorganization described herein shall be a reorganization within the meaning of Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision; and

     WHEREAS, the consummation of one Reorganization is not conditioned upon the consummation of the other Reorganization.

                                    AGREEMENT

     NOW, THEREFORE, in order to consummate each Reorganization and in consideration of the premises and the covenants and agreements hereinafter set forth, and for other good and valuable consideration, the receipt and adequacy of which are hereby acknowledged, and intending to be legally bound, each Acquired Fund and Acquiring Fund hereby agrees as follows:

1. Defined Terms; Sections and Exhibits; Miscellaneous Terms.

     a. Definitions. As used herein the following terms have the following respective meanings (such definitions to be equally applicable to both the singular and plural forms of the terms defined):

          "ACQUIRED FUND" has the meaning ascribed thereto in the first paragraph under the heading "Plans of Reorganization" hereof. For purposes of this Agreement, the term "Acquired Fund" shall refer to the Dogs of the Market Fund in respect of the Value Funds Reorganization and the Aggressive Growth Fund in respect of the Growth Funds Reorganization.

          "ACQUIRING FUND" has the meaning ascribed thereto in the first paragraph under the heading "Plans of Reorganization" hereof. For purposes of this Agreement, the term "Acquiring Fund" shall refer to the Cornerstone Value Fund in respect of the Value Funds Reorganization and the Cornerstone Growth Fund in respect of the Growth Funds Reorganization.

          "AGGRESSIVE GROWTH FUND" has the meaning ascribed thereto in the first paragraph under the heading "Plans of Reorganization" hereof.

         "AGREEMENT" has the meaning ascribed thereto in the introduction hereof.

          "ASSETS" has the meaning ascribed thereto in Section 2(a) hereof. For purposes of this Agreement, the term "Assets" shall refer to the Assets of (i) the Dogs of the Market Fund in the case of the Value Funds Reorganization and
(ii) the Aggressive Growth Fund in the case of the Growth Funds Reorganization.

          "ASSUMED LIABILITIES" has the meaning ascribed thereto in Section 2(b) hereof. For purposes of this Agreement, the term "Assumed Liabilities" shall refer to the Assumed Liabilities of (i) the Dogs of the Market Fund in the case of the Value Funds Reorganization and (ii) the Aggressive Growth Fund in the case of the Growth Funds Reorganization.

          "CODE" has the meaning ascribed thereto in the first paragraph under the heading "Plans of Reorganization" hereof.

          "COMMISSION" shall mean the Securities and Exchange Commission.

          "CORNERSTONE GROWTH FUND" has the meaning ascribed thereto in the first paragraph under the heading "Plans of Reorganization" hereof.

          "CORNERSTONE VALUE FUND" has the meaning ascribed thereto in the first paragraph under the heading "Plans of Reorganization" hereof.

          "CORRESPONDING SHARES" has the meaning ascribed thereto in the second paragraph under the heading "Plans of Reorganization" hereof. For purposes of this Agreement, the term "Corresponding Shares" shall refer to the Corresponding Shares of (i) the Cornerstone Value Fund in the case of the Value Funds Reorganization and (ii) the Cornerstone Growth Fund in the case of the Growth Funds Reorganization.

          "DOGS OF THE MARKET FUND" has the meaning ascribed thereto in the first paragraph under the heading "Plans of Reorganization" hereof.

          "EXCHANGE ACT" shall mean the Securities Exchange Act of 1934, as amended.

          "EXCHANGE DATE" has the meaning ascribed thereto in Section 6 hereof.

          "FUNDS" shall mean the Value Funds and the Growth Funds.

          "GOVERNMENTAL AUTHORITY" shall mean any governmental or quasi-governmental authority including, without limitation, any Federal, state, territorial, county, municipal or other governmental or quasi-governmental agency, board, branch, bureau, commission, court, arbitral body, department or other instrumentality or political unit or subdivision, whether domestic or foreign.


          "GROWTH FUNDS REORGANIZATION" consists of (i) the acquisition of the Aggressive Growth Fund's Assets, and assumption of the Aggressive Growth Fund's Assumed Liabilities, by the Cornerstone Growth Fund solely in exchange for an aggregate value of Corresponding Shares of the Cornerstone Growth Fund, equal to the net asset value of the Aggressive Growth Fund's Assets determined in accordance with Section 2(c) hereof, and (ii) the subsequent distribution by the Aggressive Growth Fund of such Corresponding Shares to its shareholders in exchange for such shareholders' respective shares of the Aggressive Growth Fund in liquidation of the Aggressive Growth Fund.


          "INDEMNIFIED PARTY" has the meaning ascribed thereto in Section 10(b) hereof.

          "INDEMNIFYING PARTY" has the meaning ascribed thereto in Section 10(b) hereof.

          "INVESTMENT COMPANY ACT" means the Investment Company Act of 1940, as amended.

          "INVESTMENTS" shall mean, with respect to each Person, (i) the investments of such Person shown on the schedule of its investments as of the date set forth therein; and (ii) all other assets owned by such Person or liabilities incurred as of such date.


          "LIEN" shall mean any security agreement, financing statement (whether or not filed), mortgage, lien (statutory or otherwise), charge, pledge, hypothecation, conditional sales agreement, adverse claim, title retention agreement or other security interest, encumbrance, restriction, deed of trust, indenture, option, limitation, exception to or other title defect in or on any interest or title of any vendor, lessor, lender or other secured party to or of such Person under any conditional sale, lease, consignment, or bailment given for security purposes, trust receipt or other title retention agreement with respect to any property or asset of such Person, whether direct, indirect, accrued or contingent.

          "LOSSES" has the meaning ascribed thereto in Section 10(b) hereof.

          "MATERIAL ADVERSE EFFECT" shall mean, with respect to any Person, any event, circumstance or condition that, individually or when aggregated with all other similar events, circumstances or conditions could reasonably be expected to have, or has had, a material adverse effect on: (i) the business, property, operations, condition (financial or otherwise), results of operations or prospects of such Person or (ii) the ability of such Person to consummate the transactions contemplated hereunder in the manner contemplated hereby, other than, in each case, any change relating to the economy or securities markets in general.

          "N-14  REGISTRATION  STATEMENT"  has the meaning  ascribed  thereto in
Section 3(j) hereof.

          "O'SHAUGHNESSY   FUNDS"  has  the  meaning  ascribed  thereto  in  the
introduction hereof.

          "O'SHAUGHNESSY FUNDS STATEMENT OF ADDITIONAL INFORMATION" shall mean the combined statement of additional information of the Funds, dated as of November 30, 1998, as amended or supplemented.

          "PERMITTED LIENS" shall mean, with respect to any Person, any Lien arising by reason of (i) taxes, assessments, governmental charges or claims that are either not yet delinquent, or being contested in good faith for which adequate reserves have been recorded, (ii) the Federal or state securities laws, and (iii) imperfections of title or encumbrances as do not materially detract from the value or use of the Assets or materially affect title thereto.

          "PERSON" shall mean any individual, corporation, limited liability company, limited or general partnership, joint venture, association, joint stock company, trust, unincorporated organization, or government or any agency or political subdivision thereof.

          "PROHIBITED ASSETS" has the meaning ascribed thereto in Section 2(a) hereof. For purposes of this Agreement, the term "Prohibited Assets" shall refer to the Prohibited Assets of (i) the Dogs of the Market Fund in the case of the Value Funds Reorganization and (ii) the Aggressive Growth Fund in the case of the Growth Funds Reorganization.

          "REORGANIZATION" and "REORGANIZATIONs" have the meanings ascribed thereto in the first paragraph under the heading "Plans of Reorganization" hereof. For purposes of this Agreement, the term "Reorganization" shall refer to the Value Funds Reorganization or the Growth Fund Reorganization, as the context requires.

          "SECURITIES ACT" means the Securities Act of 1933, as amended.

          "SBSF" has the meaning ascribed thereto in Section 6 hereof.

          "VALUATION TIME" has the meaning ascribed thereto in Section 2(f) hereof.


          "VALUE FUNDS REORGANIZATION" consists of (i) the acquisition of the Dogs of the Market Fund's Assets, and assumption of the Dogs of the Market Fund's Assumed Liabilities, by the Cornerstone Value Fund solely in exchange for an aggregate value of Corresponding Shares of the Cornerstone Value Fund, equal to the net asset value of the Dogs of the Market Fund's Assets determined in accordance with Section 2(c) hereof, and (ii) the subsequent distribution by the

Dogs of the Market Fund of such Corresponding Shares to its shareholders in exchange for such shareholders' respective shares of the Dogs of the Market Fund in liquidation of the Dogs of the Market Fund.

     b. Use of Defined Terms. Any defined term used in the plural shall refer to all members of the relevant class, and any defined term used in the singular shall refer to any one or more of the members of the relevant class. The use of any gender shall be applicable to all genders.

     c. Sections and Exhibits. References in this Agreement to Sections and Exhibits are to Sections and Exhibits of and to this Agreement. The Exhibits, if any, to this Agreement are hereby incorporated herein by this reference as if fully set forth herein.

     d. Miscellaneous Terms. The term "or" shall not be exclusive. The terms "herein," "hereof," "hereto," "hereunder" and other terms similar to such terms shall refer to this Agreement as a whole and not merely to the specific article, section, paragraph or clause where such terms may appear. The term "including" shall mean "including, but not limited to."

2. The Reorganization(s).


     a. Transfer of Assets. Subject to receiving the requisite approval of the shareholders of the Acquired Fund, and to the other terms and conditions contained herein, on the Exchange Date, the Acquired Fund shall convey, transfer and deliver to the Acquiring Fund, and the Acquiring Fund shall purchase, acquire and accept from the Acquired Fund, free and clear of all Liens (other than Permitted Liens), substantially all of the assets (including interest accrued as of the Valuation Time on debt instruments) of the Acquired Fund (as to each Acquired Fund, such assets (excluding the Prohibited Assets) are collectively referred to herein as the "Assets"). Notwithstanding anything to the contrary in this Agreement, the Acquired Fund shall retain and shall not convey, transfer or deliver to the Acquiring Fund, and the Acquiring Fund shall not purchase, acquire or accept any Assets that the Acquiring Fund advises the Acquired Fund in writing it is not permitted to acquire (collectively, the "Prohibited Assets").


     b. Assumption of Liabilities. Subject to receiving the requisite approval of the shareholders of the Acquired Fund, and to the other terms and conditions contained herein, on the Exchange Date, the Acquiring Fund will assume and agree to pay, perform and discharge when due substantially all of the obligations and liabilities of the Acquired Fund then existing, whether absolute, accrued, contingent or otherwise (with respect to each Acquired Fund, collectively, the "Assumed Liabilities"); PROVIDED that recourse for such liabilities will be limited to the net Assets of the Acquired Fund acquired by the Acquiring Fund hereunder.

     c. Issuance and Valuation of Corresponding Shares. Full Corresponding Shares, and to the extent necessary, a fractional Corresponding Share, of an aggregate net asset value equal to the net asset value of the Assets of the Acquired Fund acquired by the Acquiring Fund hereunder, determined as hereinafter provided, shall be issued by the Acquiring Fund to the Acquired Fund in exchange for the Assets. The net asset value of each of the Acquired Fund and the Acquiring Fund shall be determined in accordance with the procedures described in the O'Shaughnessy Funds Statement of Additional Information as of the Valuation Time. Such valuation and determination shall be made by the Acquiring Fund in cooperation with the Acquired Fund. The Acquiring Fund shall issue its Corresponding Shares to the Acquired Fund in one certificate or share deposit receipt registered in the name of the Acquired Fund.


     d. Distribution of Corresponding Shares to Acquired Fund Shareholders. Pursuant to this Agreement, as soon as practicable after the Valuation Time, the Acquired Fund will distribute all Corresponding Shares received by it from the Acquiring Fund in connection with the Reorganization to its shareholders in exchange for their corresponding shares in the Acquired Fund. Such distribution shall be accomplished by the opening of shareholder accounts on the share ledger records of the Acquiring Fund in the amounts due the shareholders of the Acquired Fund based on their respective holdings in the Acquired Fund as of the Valuation Time and the delivery by the Acquired Fund of the certificate or share deposit receipt evidencing the Corresponding Shares received by it from the Acquiring Fund hereunder to Firstar Mutual Fund Services, LLC, as the transfer agent; PROVIDED, HOWEVER, that the Acquiring Fund shall not permit any such shareholder of the Acquired Fund to (i) receive dividends or other distributions on Corresponding Shares in cash (although such dividends and distributions shall be credited to the account of such shareholder established on the Acquiring Fund's books in accordance with this Section), (ii) exercise exchange privileges with respect to such Corresponding Shares, if any, or (iii) pledge or redeem such Corresponding Shares unless such shareholder has delivered a certificate or certificates evidencing his or her shares in the Acquired Fund accompanied by duly executed stock powers, duly surrendered his or her outstanding receipts for shares of the Acquired Fund or, in the event of lost, stolen or destroyed stock certificates or receipts for shares, posted adequate bond or submitted a lost certificate affidavit, as the case may be. The Acquired Fund shall, at its expense, request its shareholders to deliver any such stock certificate(s), surrender such receipts for shares, post adequate bond or submit a lost certificate affidavit, as the case may be. In the event that a shareholder is not permitted to receive dividends or other distributions on Corresponding Shares in cash as provided in this Section, the Acquiring Fund shall pay such dividends or other distributions in additional Corresponding Shares, notwithstanding any election such shareholder may have made previously with respect to the payment of dividends or other distributions on Corresponding Shares.

     e. Interest; Proceeds. The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest or proceeds it receives on or after the Exchange Date with respect to its Assets.


     f. Valuation Time. The Valuation Time shall be 4:00 P.M., Eastern Time, on March 3, 2000, or such earlier or later day and time as may be mutually agreed upon in writing between the parties hereto (the "Valuation Time").


     g. Evidence of Transfer. The Acquiring Fund and the Acquired Fund will jointly file any instrument as may be required by the State of Maryland to effect the transfer of the Assets to the Acquiring Fund.

     h. Termination. The Acquired Fund's existence as a separate portfolio of O'Shaughnessy Funds will be terminated as soon as practicable following the Exchange Date by making any required filings with the State of Maryland.

     i. Separate Agreements; Reorganizations not Conditioned on Each Other. Each of the respective parties hereto hereby agrees that this Agreement shall constitute a separate agreement and plan of reorganization between (i) the Value Funds in respect of the Value Funds Reorganization and (ii) the Growth Funds in respect of the Growth Funds Reorganization. The respective parties further agree that the consummation of the Value Funds Reorganization shall not be conditioned on the consummation of the Growth Funds Reorganization and the consummation of the Growth Funds Reorganization shall not be conditioned on the consummation of the Value Funds Reorganization.

3. Representations and Warranties of the Acquired Fund.

     The Acquired Fund represents and warrants to the Acquiring Fund as follows:

     a. Financial Statements. The Acquiring Fund has been furnished with an accurate, correct and complete statement of assets and liabilities and a schedule of Investments of the Acquired Fund, (i) each as of September 30, 1998, said financial statements having been examined by McGladrey & Pullen, LLP, independent public accountants and (ii) each as of September 30, 1999, said financial statements having been examined by PricewaterhouseCoopers LLP, independent public accountants. Such examined financial statements fairly present in all material respects the financial position of the Acquired Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.


     b. Intentionally left blank


     c. Prospectus and Statement of Additional Information. The Acquiring Fund has been furnished with the Acquired Fund's Prospectus, dated November 30, 1998, as amended or supplemented, and said Prospectus does not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading. Insofar as it relates to the Acquired Fund, the O'Shaughnessy Funds Statement of Additional Information does not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

     d. Litigation. There are no material claims, actions, suits or legal, administrative or other proceedings pending or, to the knowledge of the Acquired Fund, threatened against the Acquired Fund that could reasonably be expected to have a Material Adverse Effect on the Acquired Fund. The Acquired Fund is not charged with or, to its knowledge, threatened with any violation, or investigation of any possible violation, of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business that could reasonably be expected to have a Material Adverse Effect on the Acquired Fund.

     e. Material Contracts. There are no material contracts outstanding to which O'Shaughnessy Funds, on behalf of the Acquired Fund, is a party that have not been disclosed in the N-14 Registration Statement, the Acquired Fund's Prospectus, the O'Shaughnessy Funds Statement of Additional Information or which will not otherwise be disclosed to the Acquiring Fund prior to the Valuation Time.


     f. Undisclosed Liabilities. To its knowledge, the Acquired Fund has no material liabilities, contingent or otherwise, other than those shown on its statements of assets and liabilities referred to herein, those incurred in the ordinary course of its business since September 30, 1999, and those incurred in connection with the Reorganization.


     g. Taxes. The Acquired Fund has filed (or caused to be filed), or has obtained extensions to file, all Federal, state and local tax returns which are required to be filed by it, and has paid (or caused to be paid) or has obtained extensions to pay, all taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Exchange Date occurs. All tax liabilities of the Acquired Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquired Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Exchange Date occurs.

     h. Assets. The Acquired Fund has good and marketable title to the Assets, free and clear of all Liens, except for Permitted Liens. The Acquired Fund is the direct sole and exclusive owner of the Assets. At the Exchange Date, upon consummation of the transactions contemplated hereby, the Acquiring Fund will have good and marketable title to the Assets, free and clear of all Liens, except for Permitted Liens.

     i. Consents. No filing or registration with, or consent, approval, authorization or order of, any Person is required for the consummation by the Acquired Fund of the Reorganization, except for (i) such as may be required under the Securities Act, the Exchange Act, and the Investment Company Act or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico), (ii) the approval of not less than a majority of the shares of the Acquired Fund entitled to vote thereon, and (iii) the approval of a majority of the members of the Board of Directors of O'Shaughnessy Funds.


     j. N-14 Registration Statement. The registration statement filed, or to be filed, by O'Shaughnessy Funds on Form N-14 relating to the Corresponding Shares to be issued pursuant to this Agreement, which includes the proxy statement of the Acquired Fund and the prospectus of the Acquiring Fund with respect to the transactions contemplated herein, and any supplement or amendment thereto or to the documents therein (as amended, the "N-14 Registration Statement"), on the effective date of the N-14 Registration Statement, at the time of the shareholders' meeting referred to in Section 5(a) hereof and on the Exchange Date, insofar as it relates to the Acquired Fund (i) complied, or will comply, as the case may be, in all material respects, with the applicable provisions of the Securities Act, the Exchange Act and the Investment Company Act and the rules and regulations promulgated thereunder, and (ii) did not, or will not, as the case may be, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading; PROVIDED, HOWEVER, that the representations and warranties in this subsection shall apply only to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by the Acquired Fund for use in the N-14 Registration Statement.

     k. Capitalization. The Acquired Fund is authorized to issue 25,000,000,000 shares of a single class, par value $0.0001 per share. As of the date hereof, the Acquired Fund has 1,059,336.310 shares (in the case of the Dogs of the Market Fund) and 818,391.462 shares (in the case of the Aggressive Growth Fund) issued and outstanding. All issued and outstanding shares of the Acquired Fund are duly authorized, validly issued, fully paid and non-assessable and free of preemptive rights. Except for in connection with any automatic investment and dividend and distribution reinvestment plan available to its shareholders, there are no options, warrants, subscriptions, calls or other rights, agreements or commitments obligating the Acquired Fund to issue any of its shares or securities convertible into its shares.

4. Representations and Warranties of the Acquiring Fund.

     The Acquiring Fund represents and warrants to the Acquired Fund as follows:

     a.  Financial  Statements.  The Acquired  Fund has been  furnished  with an accurate, correct and complete statement of assets and liabilities and a schedule of Investments of the Acquiring Fund, (i) each as of September 30, 1998, said financial statements having been examined by McGladrey & Pullen, LLP, independent public accountants and (ii) each as of September 30, 1999, said financial statements having been examined by PricewaterhouseCoopers LLP, independent public accountants. Such examined financial statements fairly present in all material respects the financial position of the Acquiring Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.


     b. Intentionally left blank.


     c. Prospectus and Statement of Additional Information. The Acquired Fund has been furnished with the Acquiring Fund's Prospectus and said Prospectus does not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading. Insofar as it relates to the Acquiring Fund, the O'Shaughnessy Funds Statement of Additional Information does not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

     d. Litigation. There are no material claims, actions, suits or legal, administrative or other proceedings pending or, to the knowledge of the Acquiring Fund, threatened against the Acquiring Fund that could reasonably be expected to have a Material Adverse Effect on the Acquiring Fund. The Acquiring Fund is not charged with or, to its knowledge, threatened with any violation, or investigation of any possible violation, of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business that could reasonably be expected to have a Material Adverse Effect on the Acquiring Fund.

     e. Material Contracts. There are no material contracts outstanding to which O'Shaughnessy Funds, on behalf of the Acquiring Fund, is a party that have not been disclosed in the N-14 Registration Statement, the Acquiring Fund's Prospectus, or the O'Shaughnessy Funds Statement of Additional Information or which will not otherwise be disclosed to the Acquired Fund prior to the Valuation Time.


     f. Undisclosed Liabilities. To its knowledge, the Acquiring Fund has no material liabilities, contingent or otherwise, other than those shown on its statements of assets and liabilities referred to herein, those incurred in the ordinary course of its business as an investment company since September 30, 1999 and those incurred in connection with the Reorganization.


     g. Taxes. The Acquiring Fund has filed (or caused to be filed), or has obtained extensions to file, all Federal, state and local tax returns which are required to be filed by it, and has paid (or caused to be paid) or has obtained extensions to pay, all taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Exchange Date occurs. All tax liabilities of the Acquiring Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquiring Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Exchange Date occurs.

     h. Consents. No filing or registration with, or consent, approval, authorization or order of, any Person is required for the consummation by the Acquiring Fund of the Reorganization, except for (i) such as may be required under the Securities Act, the Exchange Act, and the Investment Company Act or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico) and (ii) the approval of a majority of the members of the Board of Directors of O'Shaughnessy Funds.

     i. N-14 Registration Statement. The N-14 Registration Statement, on its effective date, at the time of the shareholders' meeting referred to in Section 5(a) hereof and on the Exchange Date, insofar as it relates to the Acquiring Fund (i) complied, or will comply, as the case may be, in all material respects, with the applicable provisions of the Securities Act, the Exchange Act and the

Investment Company Act and the rules and regulations promulgated thereunder, and
(ii) did not, or will not, as the case may be, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading; PROVIDED, HOWEVER, that the representations and warranties in this subsection shall apply only to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by the Acquiring Fund for use in the N-14 Registration Statement.

     j. Capitalization. The Acquiring Fund is authorized to issue 25,000,000,000 shares of a single class, par value $0.0001 per share. As of the date hereof, the Acquiring Fund has 2,063,520.557 shares (in the case of the Cornerstone Value Fund) and 9,670,207.142 shares (in the case of the Cornerstone Growth
Fund) issued and outstanding. All issued and outstanding shares of the Acquiring Fund are duly authorized, validly issued, fully paid and non-assessable and free of preemptive rights. Except for in connection with any automatic investment and dividend and distribution reinvestment plan available to its shareholders, there are no options, warrants, subscriptions, calls or other rights, agreements or commitments obligating the Acquiring Fund to issue any of its shares or securities convertible into its shares.


     k. Corresponding Shares.

          i. The Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund and subsequently distributed by the Acquired Fund to its shareholders as provided in this Agreement have been duly and validly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable and will have full voting rights, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof.

          ii. At or prior to the Exchange Date, the Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund on the Exchange Date will be duly qualified for offering to the public in all states of the United States in which the sale of shares of the Acquiring Fund presently are qualified, and there are a sufficient number of such shares registered under the Securities Act, the Investment Company Act and with each pertinent state securities commission to permit the transfers contemplated by this Agreement to be consummated.

5. Covenants.

     a. Special Shareholders' Meeting. The Acquired Fund agrees to call a special meeting of its shareholders as soon as practicable after the effective date of the N-14 Registration Statement for the purpose of considering the Reorganization as described in this Agreement.

     b. Unaudited Financial Statements.

          i. The Acquired Fund hereby agrees to furnish to the Acquiring Fund, at or prior to the Exchange Date, for the purpose of determining the number of Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund pursuant to Section 2(c) hereof, an accurate, correct and complete unaudited statement of assets and liabilities of the Acquired Fund with values determined in accordance with Section 2(c) hereof and an unaudited schedule of Investments of the Acquired Fund (including the respective dates and costs of acquisition thereof), each as of the Valuation Time. Such unaudited financial statements will fairly present in all material respects the financial position of the Acquired Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

          ii. The Acquiring Fund hereby agrees to furnish to the Acquired Fund, at or prior to the Exchange Date, for the purpose of determining the number of Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund pursuant to Section 2(c) hereof, an accurate, correct and complete unaudited statement of assets and liabilities of the Acquiring Fund with values determined in accordance with Section 2(c) hereof and an unaudited schedule of Investments of the Acquiring Fund (including the respective dates and costs of acquisition thereof), each as of the Valuation Time. Such unaudited financial statements will fairly present in all material respects the financial position of the Acquiring Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

     c. Share Ledger Records of the Acquiring Fund. The Acquiring Fund agrees, as soon as practicable after the Valuation Time, to open shareholder accounts on its share ledger records for the shareholders of the Acquired Fund in connection with the distribution of Corresponding Shares by the Acquired Fund to such shareholders in accordance with Section 2(c) hereof.

     d. Conduct of Business. The Acquired Fund and the Acquiring Fund covenant and agree to operate their respective businesses as presently conducted between the date hereof and the Exchange Date; PROVIDED, HOWEVER, that the Acquired Fund shall be permitted to sell those Assets that constitute Prohibited Assets.

     e. Termination of the Acquired Fund. O'Shaughnessy Funds agrees that following the consummation of the Reorganization, (i) it will terminate the existence of the Acquired Fund in accordance with the laws of the State of Maryland and any other applicable law; (ii) it will not make on behalf of the Acquired Fund any distributions of any Corresponding Shares other than to the shareholders of the Acquired Fund and without first paying or adequately providing for the payment of all of the liabilities of the Acquired Fund not assumed hereunder, if any; and (iii) on and after the Exchange Date it shall not conduct any business on behalf of the Acquired Fund except in connection with the termination of the Acquired Fund.

     f. Filing of N-14 Registration Statement. O'Shaughnessy Funds will file the N-14 Registration Statement with the Commission and will use its best efforts to cause the N-14 Registration Statement to become effective as promptly as practicable after the filing thereof.

     g. Corresponding Shares. The Acquired Fund agrees that it will not sell or otherwise dispose of any of the Corresponding Shares to be received by it from the Acquiring Fund in connection with the Reorganization, except in distribution to the shareholders of the Acquired Fund in accordance with the terms hereof.


     h. Tax Returns. Each of the respective parties hereto agrees that by the Exchange Date all of its Federal and other tax returns and reports required to be filed on or before such date shall have been filed and all taxes shown as due on said returns either shall have been paid or adequate liability reserves shall have been provided for the payment of such taxes. In connection with this provision, each of the respective parties hereto agrees to cooperate with each other in filing any tax return, amended return or claim for refund, determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes. The Acquiring Fund agrees to retain for a period of ten (10) years following the Exchange Date all returns, schedules and work papers and all material records or other documents relating to tax matters of the Acquiring Fund for its taxable period first ending after the Exchange Date and for all prior taxable periods. Any information obtained under this subsection shall be kept confidential except as otherwise may be necessary in connection with the filing of returns or claims for refund or in conducting an audit or other proceeding. After the Exchange Date, the Acquired Fund shall prepare, or cause its agents to prepare, any Federal, state or local tax returns, including any Forms 1099, required to be filed by the Acquired Fund with respect to the Acquired Fund's final taxable year ending with its complete liquidation and for any prior periods or taxable years and further shall cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities. Notwithstanding any of the foregoing, any expenses incurred by an Acquired Fund (other than for payment of taxes) in connection with the preparation and filing of said tax returns and Forms 1099 after the Exchange Date shall be borne by the Acquired Fund to the extent such expenses have been accrued by the Acquired Fund in the ordinary course of business without regard to the Reorganization; any excess expenses shall be borne by O'Shaughnessy Capital Management, Inc. at the time such tax returns and Forms 1099 are prepared.


     i. Combined Proxy Statement and Prospectus Mailing. The Acquired Fund agrees to mail to its shareholders of record entitled to vote at the special meeting of shareholders at which action is to be considered regarding this Agreement, in sufficient time to comply with requirements as to notice thereof, a combined Proxy Statement and Prospectus which complies in all material respects with the applicable provisions of Section 14(a) of the Exchange Act and
Section 20(a) of the Investment Company Act, and the rules and regulations promulgated thereunder.

     j. Confirmations of Tax Basis. The Acquired Fund will deliver to the Acquiring Fund on the Exchange Date confirmations or other adequate evidence as to the tax basis of each of the Assets delivered to the Acquiring Fund hereunder, certified by PricewaterhouseCoopers LLP.

     k. Shareholder List. As soon as practicable after the close of business on the Exchange Date, the Acquired Fund shall deliver to the Acquiring Fund a list of the names and addresses of all of the shareholders of record of the Acquired Fund on the Exchange Date and the number of shares of the Acquired Fund owned by each such shareholder as of such date, certified to the best of its knowledge and belief by the transfer agent or by O'Shaughnessy Funds on behalf of the Acquired Fund.


     l. The Acquiring Fund's Continued Existence. Following the consummation of the Reorganization, the Acquiring Fund expects, and agrees to use all reasonable efforts, to stay in existence and continue its business as a separate portfolio of an open-end management investment company registered under the Investment Company Act.

6. Exchange Date. The closing of the transactions contemplated by this Agreement shall be at the offices of Swidler Berlin Shereff Friedman, LLP ("SBSF"), The Chrysler Building, 405 Lexington Avenue, New York, New York, at 10:00 A.M. on the next full business day following the Valuation Time, or at such other place, time and date agreed to by each of the respective parties hereto. The date and time upon which such closing is to take place shall be referred to herein as the "Exchange Date." Except with respect to Prohibited Assets, to the extent that any of the Assets, for any reason, are not transferable on the Exchange Date, the Acquired Fund shall cause such Assets to be transferred to the Acquiring Fund's account with Firstar Bank Milwaukee at the earliest practicable date thereafter.

7. Conditions of the Acquired Fund.

     The obligations of the Acquired Fund hereunder shall be subject to the satisfaction, at or before the Exchange Date (or such other date specified herein), of the conditions set forth below. The benefit of these conditions is for the Acquired Fund only and may be waived, in whole or in part, by the Acquired Fund at any time in its sole discretion.

     a. Representations and Warranties. The representations and warranties of the Acquiring Fund made in this Agreement shall be true and correct in all material respects when made, as of the Valuation Time and as of the Exchange Date all with the same effect as if made at and as of such dates, except that any representations and warranties that relate to a particular date or period shall be true and correct in all material respects as of such date or period.

     b. Performance. The Acquiring Fund shall have performed, satisfied and complied with all covenants, agreements and conditions required to be performed, satisfied or complied with by it under this Agreement at or prior to the Exchange Date.

     c. Shareholder Approval. This Agreement shall have been adopted, and the Reorganization shall have been approved, by the affirmative vote of the holders of not less than a majority of the shares of the Acquired Fund, issued and outstanding and entitled to vote thereon, voting together as a single class.

     d. Approval of Board of Directors of O'Shaughnessy Funds. This Agreement shall have been adopted and the Reorganization shall have been approved by the Board of Directors of O'Shaughnessy Funds.

     e. Deliveries by the Acquiring Fund. At or prior to the Exchange Date, the Acquiring Fund shall deliver to the Acquired Fund, against receipt of the Acquired Fund's Assets in accordance with Section 2(a) hereof, the following:

          i. the unaudited financial statements of the Acquiring Fund required by Section 5(b)(ii) hereof;

          ii. an opinion of SBSF, in form and substance satisfactory to the Acquired Fund, substantially to the effect that, for Federal income tax purposes, (i) the transfer of the Assets to the Acquiring Fund in exchange solely for the Corresponding Shares and the assumption by the Acquiring Fund of the Assumed Liabilities as provided for in this Agreement should constitute a reorganization within the meaning of Section 368(a)(1)(C) of the Code, and (ii) assuming that such transfer, exchange and assumption qualifies as a reorganization within the meaning of Section 368(a)(1)(C) of the Code: (a) each of the respective parties hereto will be deemed to be a "party" to the Reorganization within the meaning of Section 368(b) of the Code; (b) in accordance with Section 361(a), 361(c)(1) and 357(a) of the Code, no gain or loss will be recognized by the Acquired Fund on the acquisition of the Assets, and assumption of the Assumed Liabilities, by the Acquiring Fund solely in exchange for the Corresponding Shares or on the distribution of the Corresponding Shares to the Acquired Fund's shareholders as provided for in this Agreement; (c) under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund on the receipt of the Assets in exchange for the Corresponding Shares and the assumption by the Acquiring Fund of the Assumed Liabilities as provided for in this Agreement; (d) in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized by a shareholder of the Acquired Fund on the receipt of Corresponding Shares in the Reorganization solely in exchange for its shares of the Acquired Fund; (e) in accordance with
     Section 362(b) of the Code, the tax basis of the Assets in the hands of the Acquiring Fund will be the same as the tax basis of such Assets in the hands of the Acquired Fund immediately prior to the consummation of the Reorganization; (f) in accordance with Section 358 of the Code, immediately after the Reorganization, the tax basis of the Corresponding Shares received by a shareholder of the Acquired Fund in the Reorganization will be equal, in the aggregate, to the tax basis of the shares of the Acquired Fund surrendered in exchange therefor; (g) in accordance with Section 1223(1) of the Code, the holding period of the Corresponding Shares received by a shareholder of the Acquired Fund in the Reorganization will include the holding period of the shares of the Acquired Fund immediately prior to the Reorganization (provided that at the time of the
     Reorganization the shares of the Acquired Fund were held as capital assets); (h) in accordance with Section 1223(2) of the Code, the holding period of the Assets in the hands of the Acquiring Fund will include the holding period of such Assets in the hands of the Acquired Fund; and (i) the taxable year of the Acquired Fund will end on the effective date of the Reorganization and pursuant to Section 381(a) of the Code and regulations thereunder, the Acquiring Fund will succeed to and take into account certain tax attributes of the Acquired Fund, such as earnings and profits and capital loss carryovers.


     f. No Adverse Change. There shall have occurred no material adverse change in the financial position of the Acquiring Fund since September 30, 1999 other than changes in its portfolio securities since that date or changes in the market value of its portfolio securities, each in the ordinary course of business.


     g.  Absence  of   Litigation.   There  shall  not  be  pending  before  any
Governmental Authority any material litigation with respect to the matters contemplated by this Agreement.

     h. N-14 Registration Statement. The N-14 Registration Statement shall have become effective under the Securities Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of any of the respective parties hereto, contemplated by the Commission.

     i. Compliance with Laws; No Adverse Action or Decision. Since the date hereof, (i) no law, statute, ordinance, code, rule or regulation shall have been promulgated, enacted or entered that restrains, enjoins, prevents, materially delays, prohibits or otherwise makes illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby and thereby; (ii) the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the Investment Company Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the Investment Company Act, and (iii) no other legal, administrative or other proceeding shall be instituted or threatened by any Governmental Authority which would materially affect the financial condition of the Acquiring Fund or that seeks to restrain, enjoin, prevent, materially delay, prohibit or otherwise make illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby.

     j. Commission Orders or Interpretations. The Acquired Fund shall have received from the Commission such orders or interpretations as SBSF, as counsel to the Acquired Fund, deems reasonably necessary or desirable under the Securities Act and the Investment Company Act in connection with the Reorganization; PROVIDED, that such counsel shall have requested such orders or interpretations as promptly as practicable, and all such orders shall be in full force and effect.

8. Conditions of the Acquiring Fund.

     The obligations of the Acquiring Fund hereunder shall be subject to the satisfaction, at or before the Exchange Date (or such other date specified herein), of the conditions set forth below. The benefit of these conditions is for the Acquiring Fund only and may be waived, in whole or in part, by the Acquiring Fund at any time in its sole discretion.

     a. Representations and Warranties. The representations and warranties of the Acquired Fund made in this Agreement shall be true and correct in all material respects when made, as of the Valuation Time and as of the Exchange Date all with the same effect as if made at and as of such dates, except that any representations and warranties that relate to a particular date or period shall be true and correct in all material respects as of such date or period.

     b. Performance. The Acquired Fund shall have performed, satisfied and complied with all covenants, agreements and conditions required to be performed, satisfied or complied with by it under this Agreement at or prior to the Exchange Date.

     c. Shareholder Approval. This Agreement shall have been adopted, and the Reorganization shall have been approved, by the affirmative vote of the holders of not less than a majority of the shares of the Acquired Fund, issued and outstanding and entitled to vote thereon, voting together as a single class.

     d. Approval of Board of Directors of O'Shaughnessy Funds. This Agreement shall have been adopted and the Reorganization shall have been approved by the Board of Directors of O'Shaughnessy Funds.

     e. Deliveries by the Acquired Fund. At or prior to the Exchange Date, the Acquired Fund shall deliver to the Acquiring Fund, against the assumption by the Acquiring Fund of the Assumed Liabilities and the receipt of the Corresponding Shares in accordance with Sections 2(b) and (c) hereof, respectively, the following:

          i. the unaudited financial statements of the Acquired Fund required by
     Section 5(b)(i) hereof;

          ii. an opinion of SBSF, in form and substance satisfactory to the Acquiring Fund, with respect to the matters specified in Section 7(e)(ii) hereof.


     f. No Adverse Change. There shall have occurred no material adverse change in the financial position of the Acquired Fund since September 30, 1999 other than changes in its portfolio securities since that date or changes in the market value of its portfolio securities, each in the ordinary course of business.


     g.  Absence  of   Litigation.   There  shall  not  be  pending  before  any
Governmental Authority any material litigation with respect to the matters contemplated by this Agreement.

     h. N-14 Registration Statement. The N-14 Registration Statement shall have become effective under the Securities Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of any of the respective parties hereto, contemplated by the Commission.

     i. Compliance with Laws; No Adverse Action or Decision. Since the date hereof, (i) no law, statute, ordinance, code, rule or regulation shall have been promulgated, enacted or entered that restrains, enjoins, prevents, materially delays, prohibits or otherwise makes illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby and thereby; (ii) the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the Investment Company Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the Investment Company Act, and (iii) no other legal, administrative or other proceeding shall be instituted or threatened by any Governmental Authority which would materially affect the financial condition of the Acquired Fund or that seeks to restrain, enjoin, prevent, materially delay, prohibit or otherwise make illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby.

     j. Commission Orders or Interpretations. The Acquired Fund shall have received from the Commission such orders or interpretations as SBSF, as counsel to the Acquired Fund, deems reasonably necessary or desirable under the Securities Act and the Investment Company Act in connection with the Reorganization; PROVIDED, that such counsel shall have requested such orders or interpretations as promptly as practicable, and all such orders shall be in full force and effect.


     k. Dividends. Prior to the Exchange Date, the Acquired Fund shall have declared a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income for the period from October 1, 1999 to and including the Exchange Date, if any (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized for the period from October 1, 1999 to and including the Exchange Date.

9. Termination, Postponement and Waivers.

     a. Termination of Agreement. Notwithstanding anything contained in this Agreement to the contrary, subject to Section 10(a) hereof, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after adoption thereof by the shareholders of the Acquired Fund) prior to the Exchange Date, or the Exchange Date may be postponed, by notice in writing prior to the Exchange Date

          i. by either of the respective parties hereto if :

               (1) the Boards of Directors of O'Shaughnessy Funds so agrees in writing;


               (2) the transactions contemplated by this Agreement have not been consummated by July 15, 2000; PROVIDED, however, that the right to terminate or postpone this Agreement under this
                    Section 9(a)(i)(2) shall not be available to any party whose failure to fulfill any obligation under this Agreement has been the cause of, or resulted in, the failure of consummation of the transactions contemplated by this Agreement on or before such date; or


               (3) any Governmental Authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby and such judgment, injunction, order, ruling, decree or other action becomes final and non-appealable; PROVIDED, that the party seeking to terminate this Agreement pursuant to this Section 9(a)(i)(3) shall have used its reasonable best efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied.

          ii. by an Acquired Fund if any condition of the Acquired Fund's obligations set forth in Section 7 of this Agreement has not been fulfilled or waived by it; or

          iii. by an Acquiring Fund if any condition of the Acquiring Fund's obligations set forth in Section 8 of this Agreement has not been fulfilled or waived by it.

     b. COMMISSION ORDER. If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Exchange Date and shall impose any terms or conditions which are determined by action of the Board of Directors of O'Shaughnessy Funds to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Acquired Fund, unless such terms and conditions shall result in a change in the method of computing the number of Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund in which event, unless such terms and conditions shall have been included in the proxy solicitation materials furnished to the shareholders of the Acquired Fund prior to the meeting at which the Reorganization shall have been approved, this Agreement shall not be consummated and shall terminate unless the Acquired Fund promptly shall call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval and the requisite approval of such conditions shall be obtained.

     c. Effect of Termination. In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become null and void and have no further force or effect, and there shall not be any liability on the part of either of the respective parties hereto or Persons who are their directors, trustees, officers, agents or shareholders in respect of this Agreement.

     d. Waivers; Non-Material Changes. At any time prior to the Exchange Date, any of the terms or conditions of this Agreement may be waived by the party hereto that is entitled to the benefit thereof, if, in the judgment of such party after consultation with its counsel, such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the respective party, on behalf of which such action is taken. In addition, the respective parties hereto have delegated to their respective investment adviser the ability to make non-material changes to this Agreement if such investment adviser deems it to be in the best interests of the trust for which it serves as investment adviser to do so.

10. Survival of Representations and Warranties; Indemnification.

     a. Survival. The respective representations and warranties contained in Sections 3 and 4 hereof shall expire with, and be terminated by, the consummation of the Reorganization, and neither the Acquired Fund nor the Acquiring Fund nor any of their officers, directors or trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Exchange Date. This provision shall not protect any officer, director, trustee, agent or shareholder of the Acquired Fund or the Acquiring Fund against any liability to the entity for which such Person serves in such capacity, or to its shareholders, to which such Person would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

     b. Indemnification Obligations of the Acquired Fund. The Acquired Fund hereby agrees to indemnify and hold harmless the Acquiring Fund from and against any and all losses, claims, damages, liabilities, costs (including reasonable attorneys' fees) and expenses (including expenses of investigation) (collectively, "Losses") which the Acquiring Fund may incur or sustain as a result of, relating to or arising out of, (i) any corporate obligation of the Acquired Fund, whether consisting of tax deficiencies or otherwise, required to be paid by the Acquiring Fund and based upon a claim or claims against the Acquired Fund which were omitted or not fairly reflected in the financial statements delivered to the Acquiring Fund in connection with the Reorganization; (ii) any breach or alleged breach in any material respect of any warranty, or the inaccuracy in any material respect of any representation, as the case may be, made by the Acquired Fund; (iii) the failure or threatened failure, in any material respect, of the Acquired Fund to fulfill any agreement or covenant of the Acquired Fund contained in this Agreement; or (iv) any claim is made alleging that (a) the N-14 Registration Statement included any untrue statement of a material fact or omitted to state any material fact required to be stated therein or necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading or (b) the Proxy Statement and Prospectus delivered to the shareholders of the Acquired Fund and forming a part of the N-14 Registration Statement included any untrue statement of a material fact or omitted to state any material fact required to be stated therein or necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading, except insofar as such claim is based on written information furnished by the Acquiring Fund to the Acquired Fund. The party being indemnified is referred to herein as the "Indemnified Party" and the indemnifying party is referred to herein as the "Indemnifying Party."

     c. Indemnification Obligations of the Acquiring Fund. The Acquiring Fund hereby agrees to indemnify and hold harmless the Acquired Fund from and against any and all Losses which the Acquired Fund may incur or sustain as a result of, relating to or arising out of, (i) any breach or alleged breach in any material respect of any warranty, or the inaccuracy in any material respect of any representation, as the case may be, made by the Acquiring Fund; (ii) the failure or threatened failure, in any material respect, of the Acquiring Fund to fulfill any agreement or covenant of the Acquiring Fund contained in this Agreement; or
(iii) any claim is made alleging that (a) the N-14 Registration Statement included any untrue statement of a material fact or omitted to state any material fact required to be stated therein or necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading or (b) the Proxy Statement and Prospectus delivered to shareholders of the Acquired Fund and forming a part of the N-14 Registration Statement included any untrue statement of a material fact or omitted to state any material fact required to be stated therein or necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading, except insofar as such claim is based on written information furnished by the Acquired Fund to the Acquiring Fund.

     d. Indemnification Procedure. In the event that any claim is made against the Acquiring Fund in respect of which indemnity may be sought by the Acquiring Fund from the Acquired Fund under Section 10(b) hereof, or in the event that any claim is made against the Acquired Fund in respect of which indemnity may be sought by the Acquired Fund from the Acquiring Fund under Section 10(c) hereof, then the Indemnified Party, with reasonable promptness and before payment of such claim, shall give written notice of such claim to the Indemnifying Party. If no objection as to the validity of the claim is made in writing to the Indemnified Party by the Indemnifying Party within thirty (30) days after the giving of notice hereunder, then the Indemnified Party may pay such claim and shall be entitled to reimbursement therefor, pursuant to this Agreement. If, prior to the termination of such thirty-day period, objection in writing as to the validity of such claim is made to the Indemnified Party, the Indemnified Party shall withhold payment thereof until the validity of such claim is established (i) to the satisfaction of the Indemnifying Party, or (ii) by a final determination of a court of competent jurisdiction, whereupon the Indemnified Party may pay such claim and shall be entitled to reimbursement thereof, pursuant to this Agreement, or (iii) with respect to any tax claims, within seven (7) calendar days following the earlier of (A) an agreement between the Acquired Fund and the Acquiring Fund that an indemnity amount is payable,
(B) an assessment of a tax by a taxing authority, or (C) a "determination" as defined in Section 1313(a) of the Code. For purposes of this Section, the term

"assessment" shall have the same meaning as used in Chapter 63 of the Code and Treasury Regulations thereunder, or any comparable provision under the laws of the appropriate taxing authority. In the event of any objection by the Indemnifying Party, the Indemnifying Party promptly shall investigate the claim, and if it is not satisfied with the validity thereof, the Indemnifying Party shall conduct the defense against such claim. All costs and expenses incurred by the Indemnifying Party in connection with such investigation and defense of such claim shall be borne by it. These indemnification provisions are in addition to, and not in limitation of, any other rights the parties may have under applicable law.

11. Other Matters.

     a. Legend. Pursuant to Rule 145 under the Securities Act, and in connection with the issuance of any shares to any Person who at the time of the
Reorganization is, to its knowledge, an affiliate of a party to the Reorganization pursuant to Rule 145(c) of the Securities Act, the Acquiring Fund will cause to be affixed upon the certificate(s) issued to such Person (if any) a legend as follows:

         THESE SHARES ARE SUBJECT TO RESTRICTIONS ON TRANSFER UNDER THE SECURITIES ACT OF 1933 AND MAY NOT BE SOLD OR OTHERWISE TRANSFERRED EXCEPT TO THE ISSUER THEREOF (OR ITS STATUTORY SUCCESSOR) OR ITS PRINCIPAL UNDERWRITER UNLESS (I) A REGISTRATION STATEMENT WITH RESPECT THERETO IS EFFECTIVE UNDER THE SECURITIES ACT OF 1933 OR (II) IN THE OPINION OF COUNSEL REASONABLY SATISFACTORY TO THE FUND, SUCH REGISTRATION IS NOT REQUIRED.

and, further, that stop transfer instructions will be issued to the Acquiring Fund's transfer agent with respect to such shares. The Acquired Fund will provide the Acquiring Fund on the Exchange Date with the name of any Acquired Fund shareholder who is to the knowledge of the Acquired Fund an affiliate of it on such date.

     b. Further Assurances. Each party hereto covenants and agrees to provide the other party hereto and its agents and counsel with any and all documentation, information, assistance and cooperation that may become necessary from time to time with respect to the transactions contemplated by this Agreement.

     c. Notices. Any notice, report or other communication hereunder shall be in writing and shall be given to the Person entitled thereto by hand delivery, prepaid certified mail or overnight service, addressed to the Acquired Fund or the Acquiring Fund, as applicable, at the address set forth below. If the notice is sent by certified mail, it shall be deemed to have been given to the Person entitled thereto five (5) business days after being deposited in the United States mail and if the notice is sent by overnight service, it shall be deemed to have been given to the Person entitled thereto one (1) business day after it was deposited with the courier service for delivery to that Person. Notice of any change in any address listed below also shall be given in the manner set forth above. Whenever the giving of notice is required, the giving of such notice may be waived by the party entitled to receive such notice.

     If to the Acquired Fund and/or the Acquiring Fund, to:

         35 Mason Street
         Greenwich, Connecticut 06830
         Attention:  James P. O'Shaughnessy

     With a copy to:

         Swidler Berlin Shereff Friedman, LLP
         The Chrysler Building
         405 Lexington Avenue
         New York, New York 10174
         Attention:  Joel H. Goldberg, Esq.

     d. Entire Agreement. This Agreement contains the entire agreement between the parties hereto with respect to the matters contemplated herein and supersedes all previous agreements or understandings between the parties related to such matters.

     e. Amendment. Except as set forth in Section 9(d) hereof, this Agreement may be amended, modified, superseded, canceled, renewed or extended, and the terms or covenants hereof may be waived, only by a written instrument executed by the respective parties hereto or, in the case of a waiver, by the party waiving compliance. Except as otherwise specifically provided in this Agreement, no waiver by either party hereto of any breach by the other party hereto of any condition or provision of this Agreement to be performed by such other party shall be deemed a waiver of a similar or dissimilar provision or condition at the same or at any prior or subsequent time.

     f. Governing Law. This Agreement shall be construed and enforced in accordance with, and the rights of the parties shall be governed by, the laws of the State of New York applicable to agreements made and to be performed in said state, without giving effect to the principles of conflict of laws thereof.

     g. Assignment. This Agreement shall not be assigned by any of the parties hereto, in whole or in part, whether by operation of law or otherwise, without the prior written consent of the other party hereto. Any purported assignment contrary to the terms hereof shall be null, void and of no effect.

     h. Fees and Expenses. With respect to expenses incurred in connection with the Reorganization, (i) the Acquiring Fund shall pay all expenses incurred which are solely attributable to the Acquiring Fund and the conduct of its business,
(ii) the Acquired Fund shall pay all expenses incurred which are solely attributable to the Acquired Fund and the conduct of its business, and (iii) the Acquired Fund and the Acquiring Fund shall pay all other expenses incurred in connection with the Reorganization pro rata according to each fund's net assets on the Valuation Date, including, but not limited to, all costs related to the preparation and distribution of the N-14 Registration Statement. Such fees and expenses shall include costs of preparing and filing a federal tax ruling request (if applicable), legal and accounting fees, state securities fees (if any), printing costs, filing fees, portfolio transfer taxes (if any), and any similar expenses incurred in connection with the Reorganization. If for any reason the Reorganization is not consummated, a party shall not be liable to the other party hereto for any damages resulting therefrom, including, without limitation, consequential damages, except to the extent that such party acted with willful misfeasance, bad faith, willful misconduct or reckless disregard.

     i. Severability. Any term or provision of this Agreement which is invalid or unenforceable in any jurisdiction shall, as to such jurisdiction, be ineffective to the extent of such invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions of this Agreement or affecting the validity or enforceability of any of the terms and provisions of this Agreement in any other jurisdiction.

     j. Headings. Headings to sections in this Agreement are intended solely for convenience and no provision of this Agreement is to be construed by reference to the heading of any section.

     k. Counterparts. This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original but all such counterparts together shall constitute but one instrument.

     IN WITNESS WHEREOF, the parties have executed this Agreement as of the date first set forth above.

With respect to the Value Funds Reorganization:

                          O'SHAUGHNESSY FUNDS, INC.,
                          on behalf of O'Shaughnessy Dogs of the Market(TM) Fund


                          By:
                             ---------------------------------------
                               Name:
                               Title:

                         O'SHAUGHNESSY FUNDS, INC.,
                         on behalf of O'Shaughnessy Cornerstone Value Fund


                         By:
                            ---------------------------------------
                              Name:
                              Title:

With respect to the Growth Funds Reorganization:

                         O'SHAUGHNESSY FUNDS, INC.,
                         on behalf of O'Shaughnessy Aggressive Growth Fund


                         By:
                            ----------------------------------------
                              Name:
                              Title:

                         O'SHAUGHNESSY FUNDS, INC.,
                         on behalf of O'Shaughnessy Cornerstone Growth Fund


                         By:
                            ----------------------------------------
                              Name:
                              Title:

                            O'SHAUGHNESSY FUNDS, INC.
                    O'Shaughnessy Dogs of the Market(TM) Fund
                      O'Shaughnessy Aggressive Growth Fund
                                 35 Mason Street
                          Greenwich, Connecticut 06830
                                    ---------

     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Proxy Statement and Prospectus (the "Proxy Statement and Prospectus"), dated January 12, 2000, which has been filed by O'Shaughnessy Funds, Inc. ("O'Shaughnessy Funds" or the "Registrant") relating to the Reorganizations (as defined herein). Copies of the Proxy Statement and Prospectus may be obtained at no charge by writing to the O'Shaughnessy Funds at the address indicated above or by calling toll-free 1-877-OS-FUNDS. This Statement of Additional Information has been incorporated by reference into the Proxy Statement and Prospectus.


     Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement and Prospectus.


     Further information about O'Shaughnessy Funds is contained in the Funds' Prospectuses and combined Statement of Additional Information, each dated November 30, 1998, and the Annual Reports of the Funds for the year ended September 30, 1999. The Funds' combined Statement of Additional Information, dated November 30, 1998, and the Annual Reports of the Acquiring Funds for the year ended September 30, 1999 are incorporated herein by reference and accompany this Statement of Additional Information.


     The Securities and Exchange Commission maintains a web site (http://www.sec.gov) that contains the prospectuses and combined statement of additional information of the Funds, other material incorporated by reference and other information regarding the Funds.

                                TABLE OF CONTENTS

General Information                                                          B-2

Financial Statements                                                         B-2

Pro  Forma   Combined   Statement  of  Assets  and
  Liabilities  for  the  O'Shaughnessy  Dogs  of the
  Market(TM)  Fund  and  O'Shaughnessy   Cornerstone
  Value Fund as of September 30, 1999 (Audited)                              F-1


Pro Forma Combined Statement of Operations for the
  O'Shaughnessy  Dogs  of the  Market(TM)  Fund  and
  O'Shaughnessy  for the Cornerstone Value Fund year
  ended September 30, 1999 (Audited)                                         F-2

Statement of Investments for the O'Shaughnessy Cornerstone Value Fund        F-3

Statement of Investments for the O'Shaughnessy Dogs of the MarketFund        F-4

Pro Forma Combined  Statement of  Investments  for
  the O'Shaughnessy Cornerstone Value Fund (combined
  with Dogs of the Market Fund)                                              F-5


 The date of this Statement of Additional Information is January 12, 2000

                               GENERAL INFORMATION


     The shareholders of the O'Shaughnessy Dogs of the Market(TM) Fund (the "Dogs of the Market Fund" or an "Acquired Fund") and O'Shaughnessy Aggressive Growth Fund (the "Aggressive Growth Fund" or an "Acquired Fund," and together with the Dogs of the Market Fund, the "Acquired Funds") of O'Shaughnessy Funds are each being asked to approve an Agreement and Plan of Reorganization (the "Plan"). The Plan provides for the acquisition by the O'Shaughnessy Cornerstone Growth Fund (the "Cornerstone Growth Fund" or an "Acquiring Fund") of
substantially all of the assets, and assumption of substantially all of the liabilities, of the Aggressive Growth Fund, solely in exchange for an equal aggregate value of newly-issued shares of the O'Shaughnessy Cornerstone Growth Fund. The Plan further provides for the acquisition by the O'Shaughnessy Cornerstone Value Fund (the "Cornerstone Value Fund" or an "Acquiring Fund" and together with the Cornerstone Growth Fund, the "Acquiring Funds") of substantially all of the assets, and assumption of substantially all of the liabilities, of the Dogs of The Market Fund, solely in exchange for an equal aggregate value of newly-issued shares of the O'Shaughnessy Cornerstone Value Fund. Each such transaction is referred to herein as a "Reorganization" and collectively, as the "Reorganizations." The consummation of a Reorganization is not conditioned upon the consummation of the other Reorganization. The Acquired Funds and the Acquiring Funds are sometimes collectively referred to herein as the "Funds".

     A Joint Special Meeting of the Acquired Funds' shareholders to consider the Reorganizations will be held at the Stamford Marriott, 2 Stamford Forum, Stamford, Connecticut on February 25, 2000, at 4:00 p.m., Eastern Time. The approximate mailing date of the Proxy Statement and Prospectus is January 21, 2000.


     For further information about the Reorganizations, see the Combined Proxy Statement and Prospectus.

                              FINANCIAL STATEMENTS

     Unaudited Pro forma financial statements reflecting consummation of the Value Funds Reorganization are included herein.


     Audited financial statements and accompanying notes for the fiscal year ended September 30, 1999 for the Funds and the independent auditor's report thereon are incorporated herein by reference from the Funds' respective Annual Report to Shareholders, which accompany this Statement of Additional Information.

O'Shaughnessy Cornerstone Value Fund
(Combined with Dogs of The Market Fund)

PRO FORMA STATEMENT OF ASSETS AND LIABILITIES as of September 30, 1999

                                                                                                      Pro Forma
                                                 Cornerstone      Dogs of the       Pro Forma        Cornerstone
                                                 Value Fund       Market Fund      Adjustments       Value Fund
                                                 ----------       -----------      -----------       ----------
ASSETS
   Investments in securities, at value         $25,949,235        17,667,126                         43,616,3613
   Cash                                                                               10,533  1           10,533
   Receivables:
      Portfolio securities sold                    528,239           341,560                             869,799
      Fund shares sold                               8,160             5,456                              13,616
      Dividends and interest                        97,720            47,527                             145,247
   Deferred organization costs                      10,532            10,533         (10,533) 1           10,532
   Prepaid expenses and other                       21,829            20,789          42,618
                                               -----------------------------------------------------------------
         Total assets                           26,615,715        18,092,991               0          44,708,706
                                               -----------------------------------------------------------------
LIABILITIES
   Payables:
      Fund shares repurchased                       10,560            35,277                              45,837
      Fund advanced by custodian                   256,741           317,354                             574,095
      Advisory fee                                  16,898             2,908                              19,806
      Administration fee                             3,397             1,606                               5,003
   Accrued expenses                                 23,069            14,755                              37,824
                                               -----------------------------------------------------------------
         Total liabilities                         310,665           371,900               0             682,565
                                               -----------------------------------------------------------------
NET ASSETS                                     $26,305,050        17,721,091               0          44,026,141
                                               =================================================================
COMPONENTS OF NET ASSETS
   Paid-in
   capital                                     $24,820,527        16,971,347       1,552,944  2       43,344,818
   (Accumulated) Undistributed net investment
     (loss) income                                 565,497           271,390        (271,390) 2          565,497
   (Accumulated) Undistributed net realized
     (loss) gain on investment transactions      1,820,214         1,281,554      (1,281,554) 2        1,820,214
   Net unrealized appreciation (depreciation)
     of investments                               (901,188)         (803,200)                         (1,704,388)
                                               -----------------------------------------------------------------
         Net assets                            $26,305,050        17,721,091               0          44,026,141
                                               =================================================================

----------
1. Unamortized Organization Costs of the Acquired Fund to be liquidated on effective date of the respective Reorganization.
2. (Accumulated) Undistributed Net Investment Income and Gain to be distributed and assumed to be reinvested in additional Fund shares.
3. Because the Cornerstone Value Fund adheres to a disciplined Strategy and invests only in the stocks selected through its Strategy, it is anticipated that as soon as practicable after the completion of the Value Funds Reorganization, the Value Combined Fund will be required to liquidate a substantial portion of the assets acquired from the Dogs of the Market Fund.

O'Shaughnessy Cornerstone Value Fund
(Combined with Dogs of The Market Fund)

PRO FORMA STATEMENT OF OPERATIONS
For the Period Ended September 30, 1999

                                                                                                Pro Forma
                                                   Cornerstone    Dogs of the     Pro Forma     Cornerstone
                                                   Value Fund     Market Fund    Adjustments    Value Fund
                                                   ----------     -----------    -----------    ----------
INVESTMENT INCOME
  Income
     Dividends 1                                   $  968,020        567,835                     1,535,855
     Interest                                           8,380          2,862                        11,242
     Other                                            122,728         24,237                       146,965
                                                   -------------------------------------------------------
         Total income                               1,099,128        594,934            0        1,694,062
                                                   -------------------------------------------------------
  Expenses
     Advisory fees                                    204,286        164,117                       368,403
     Transfer agent fees                               32,449         26,293       (4,500) 5        54,242
     Administration fees                               37,053         32,127      (12,591) 3        56,589
     Custodian fees                                    26,647         16,315      (13,000) 6        29,962
     Registration fees                                 20,878         25,793      (15,000) 3        31,671
     Accounting fees                                   21,768         20,985      (20,000) 7        22,753
     Professional fees                                 11,794          9,794       (9,794) 3        11,794
     Reports to shareholders                           10,001         21,999      (10,000) 3        22,000
     Insurance fees                                     2,218          2,052        4,270
     Directors' fees                                    7,399          7,399       14,798
     Miscellaneous fees                                 3,114          3,000       (3,000) 3         3,114
     Amortization of deferred organization costs        5,038          5,037       (5,037) 3         5,038
                                                   -------------------------------------------------------
          Total expenses                              382,645        334,911      (92,922)         624,634
                                                   -------------------------------------------------------
          Less: expense reimbursement                                (92,281)      92,281  4             0
          Net expenses                                382,645        242,630         (641)         624,634
                                                   -------------------------------------------------------
              Net investment (loss) income            716,483        352,304          641        1,069,428
                                                   -------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain from security transactions      2,269,047      1,470,454                     3,739,501
  Net change in unrealized appreciation
   of investments                                     553,549        694,626                     1,248,175
                                                   -------------------------------------------------------
    Net realized and unrealized gain on
     investments                                    2,822,596      2,165,080            0        4,987,676
                                                   -------------------------------------------------------
      Net Increase in Net Assets Resulting
       from Operations                             $3,539,079      2,517,384          641        6,057,104
                                                   =======================================================

----------
1. Net of foreign withholding tax of $23,142 and $6,544 for the Cornerstone Value Fund and Dogs of the Market Fund, respectively.
2. Assumed expense reductions during the period reflecting the Growth Combined Fund.
3. Assumed expense subsidy not needed during period reflecting the Growth Combined Fund.

STATEMENT OF INVESTMENTS
O'SHAUGHNESSY CORNERSTONE VALUE FUND

                                                                                         INDUSTRY                 NON-INCOME
    INDUSTRY                  SHARES         SECURITY NAME                MARKET VALUE   SUBTOTAL    INDUSTRY %   PRODUCING
    --------                  ------         -------------                ------------   --------    ----------   ---------
Auto Manufacturers             9,000    Ford Motor Company                   451,688      451,688       1.72%
Auto Parts & Equipment        13,000    Dana Corporation                     482,625      482,625       1.83%
Banks                         10,200    BANC ONE CORPORATION                 355,087
Banks                          8,600    BankAmerica Corporation              478,912
Banks                         13,500    BankBoston Corporation               585,562
Banks                          8,600    First Union Corporation              305,838
Banks                         16,300    KeyCorp                              420,744
Banks                          6,800    National Australia Bank Ltd.         501,925
Banks                          9,900    PNC Bank Corp.                       521,606
Banks                         12,100    Summit Bancorp                       392,494     3,562,168     13.54%
Beverages                     11,300    Diageo PLC                           468,244      468,244       1.78%
Chemicals                     11,400    Eastman Chemical Company             456,000
Chemicals                      5,800    The Dow Chemical Company             659,025     1,115,025      4.24%
Distribution/Wholesale        15,600    Genuine Parts Company                414,375      414,375       1.58%
Financial Services            11,200    Union Planters Corporation           456,400      456,400       1.73%
Food                           6,600    General Mills, Inc.                  535,425
Food                          17,700    Nabisco Group Holdings Corp.         265,500      800,925       3.04%
Forest Products & Paper       19,400    Westvaco Corporation                 497,125
Forest Products & Paper       10,400    Weyerhaeuser Company                 599,300     1,096,425      4.17%
Holding Companies -
Diversified                   27,700    Tomkins PLC                          470,900      470,900       1.79%
Household Product/Wares       16,600    Fortune Brands, Inc.                 535,350      535,350       2.04%
Insurance                     12,300    SAFECO Corporation                   344,400
Insurance                     14,800    The St. Paul Companies, Inc.         407,000      751,400       2.86%
Iron/Steel                    24,700    Allegheny Teledyne Incorporated      416,812
                                        Anglo American Corporation of South
Iron/Steel                    18,277    Africa                              1,021,227
Iron/Steel                    32,400    British Steel PLC                    834,300     2,272,339      8.64%       *
Machinery - Diversified       15,600    Deere & Company                      603,525      603,525       2.29%
Mining                        10,800    Rio Tinto plc                        766,800      766,800       2.91%
Miscellaneous Manufacturing   10,900    Cooper Industries, Inc.              509,575
                                        Minnesota Mining and
Miscellaneous Manufacturing    7,000    Manufacturing Corp.                  672,438
Miscellaneous Manufacturing   15,400    Tenneco Inc.                         261,800     1,443,813      5.49%
Oil & Gas Producers            7,700    Atlantic Richfield Company           682,412
Oil & Gas Producers            5,433    BP Amoco ADR                         602,044
Oil & Gas Producers            6,300    Chevron Corporation                  559,125
Oil & Gas Producers           32,300    Imperial Petroleum, Inc.             672,244
Oil & Gas Producers           30,300    Occidental Petroleum Corporation     700,688
Oil & Gas Producers           12,000    Phillips Petroleum Company           585,000
                                        Shell Transport and Trading
Oil & Gas Producers           13,900    Company                              632,450
Oil & Gas Producers           14,600    Sunoco, Inc.                         399,675
Oil & Gas Producers            9,800    Texaco Inc.                          618,625
Oil & Gas Producers           17,700    USX-Marathon Group                   517,725     5,969,988     22.70%
Packaging & Containers        16,900    Crown Cork & Seal Company, Inc.      409,825       409,825      1.56%
Retail                        11,100    J.C. Penny Company                   381,563       381,563      1.45%
Telephone                               Compania Anonima Nacional
                              28,700    Telefonos d                          769,519
Telephone                     17,800    Telefonica de Argentina S.A.         469,475
Telephone                     10,600    Telefonos de Mexico                  755,250
Telephone                      8,400    U S  WEST Inc.                       479,325    2,473,569       9.40%
Tobacco                        9,900    Philip Morris Companies Inc.         338,456
Tobacco                        5,866    RJ Reynolds Tobacco Holdings, Inc.   158,382      496,838       1.89%
Transportation                12,400    CSX Corporation                      525,450      525,450       2.00%
Total Common Stocks
  (cost $26,850,423): 98.65%                 25,949,235

Total Investment in Securities
  (cost $26,850,423): 98.65%                 25,949,235
Other Assets less Liabilities:  1.35%           355,815
                                            -----------
Total Net Assets 100.0%                     $26,305,050
                                            ===========


* Non-income producing security.

STATEMENT OF INVESTMENTS
O'SHAUGHNESSY DOGS OF THE MARKET FUND

                                                                              MARKET     INDUSTRY                 NON-INCOME
    INDUSTRY                  SHARES          SECURITY NAME                   VALUE      SUBTOTAL    INDUSTRY %   PRODUCING
    --------                  ------          -------------                   -----      --------    ----------   ---------
Auto Manufacturers             8,700    General Motors Corporation            547,556      547,556     3.09%
Auto Parts & Equipment        30,300    Cooper Tire & Rubber Company          534,038
Auto Parts & Equipment         6,289    Delphi Automotive Systems             101,017
Auto Parts & Equipment        11,700    The Goodyear Tire & Rubber Company    563,063    1,198,118     6.76%
Banks                          5,700    J.P. Morgan & Co., Incorporated       651,225      651,225     3.67%
Chemicals                     15,700    Air Products and Chemicals            456,281
Chemicals                     11,100    E.I. du Pont de Nemours and
                                        Company                               675,712
Chemicals                     22,300    Nalco Chemical Company              1,126,150    2,258,143    12.74%
Consumer Products             14,900    American Greetings Corporation        383,675      383,675     2.17%
Cosmetics/Personal Care       13,600    International Flavors &
                                        Fragrances, Inc.                      469,200      469,200     2.65%
Distribution/Warehouse        18,500    Genuine Parts Company                 491,406      491,406     2.77%
Electrical Componen &
Equipment                     10,000    Emerson Electric                      631,875      631,875     3.57%
Electronics                   10,300    Johnson Controls, Inc.                683,019      683,019     3.85%
Food                          11,400    Bestfoods                             552,900
Food                          19,200    ConAgra, Inc.                         433,200
Food                          10,700    H.J. Heinz Company                    460,100
Food                          17,700    Kellogg Company                       662,644
Food                          13,900    Winn-Dixie Stores, Inc.               412,656    2,521,500    14.23%
Housewares                    14,600    Newell Rubbermaid, Inc.               417,013      417,013     2.35%
Machinery - Construction &
Mining                        12,900    Caterpillar Inc.                      707,081      707,081     3.99%
Miscellaneous Manufacturing    8,600    Eastman Kodak Company                 648,762
                                        Minnesota Mining and
Miscellaneous Manufacturing    8,200    Manufacturing Corp.                   787,713
Miscellaneous Manufacturing   16,100    National Service Industries, Inc.     507,150    1,943,625    10.98%
Oil & Gas Producers            7,500    Chevron Corporation                   665,625
Oil & Gas Producers            8,400    Exxon Corporation                     637,875
Oil & Gas Producers           12,400    Royal Dutch Petroleum Company - ADR   732,375    2,035,875    11.49%
Packaging & Containers        16,100    Bernis Company                        545,387      545,387     3.08%
Retail                        15,050    The May Dept. Stores Company          548,384      548,384     3.09%
Telephone                      9,900    AllTELL Corporation                   696,712      696,712     3.93%
Tobacco                       11,700    Philip Morris Companies Inc.          399,994
Tobacco                       17,800    UST, Inc.                             537,338      937,332     5.29%
Total Common Stocks
  (cost $18,470,326): 99.70%                 17,667,126

Total Investment in Securities
  (cost $18,470,326): 99.70%                 17,667,126
Other Assets less Liabilities: 0.30%             53,965
                                            -----------
Total Net Assets 100.0%                     $17,721,091
                                            ===========

PRO FORMA COMBINED STATEMENT OF INVESTMENTS
O'SHAUGHNESSY CORNERSTONE VALUE FUND (COMBINED WITH DOGS OF THE MARKET FUND)

                                                                              MARKET     INDUSTRY                 NON-INCOME
    INDUSTRY                  SHARES          SECURITY NAME                   VALUE      SUBTOTAL    INDUSTRY %   PRODUCING
    --------                  ------          -------------                   -----      --------    ----------   ---------
Auto Manufacturers            9,000    Ford Motor Company                   451,688
Auto Manufacturers            8,700    General Motors Corporation           547,556       999.244        2.27%
Auto Parts & Equipment       30,300    Cooper Tire & Rubber Company         534,038
Auto Parts & Equipment       13,000    Dana Corporation                     482,625
Auto Parts & Equipment        6,289    Delphi Automotive Systems            101,017
Auto Parts & Equipment       11,700    The Goodyear Tire & Rubber Company   563,063     1,680,743        3.82%
Banks                        10,200    BANC ONE CORPORATION                 355,087
Banks                         8,600    BankAmerica Corporation              478,912
Banks                        13,500    BankBoston Corporation               585,562
Banks                         8,600    First Union Corporation              305,838
Banks                         5,700    J.P. Morgan & Co. Incorporated       651,225
Banks                        16,300    KeyCorp                              420,744
Banks                         6,800    National Australia Bank Ltd.         501,925
Banks                         9,900    PNC Bank Corp.                       521,606
Banks                        12,100    Summit Bancorp                       392,494     4,213,393        9.57%
Beverages                    11,300    Diageo PLC                           468,244       468,244        1.06%
Chemicals                    15,700    Air Products and Chemicals           456,281
                                       E.I. du Pont de Nemours and
Chemicals                    11,100    Company                              675,712
Chemicals                    11,400    Eastman Chemical Company             456,000
Chemicals                    22,300    Nalco Chemical Company             1,126,150
Chemicals                     5,800    The Dow Chemical Company             659,025     3,373,168        7.66%
Consumer Products            14,900    American Greetings Corporation       383,675       383,675        0.87%
                                       International Flavors &
Cosmetics/Personal Care      13,600    Fragrances, Inc.                     469,200       469,200        1.07%
Distribution/Wholesale       15,600    Genuine Parts Company                414,375
Distribution/Wholesale       18,500    Genuine Parts Company                491,406       905,781        2.06%
Electricial Components &
Equipment                    10,000    Emerson Electric                     631,875       631,875        1.43%
Electronics                  10,300    Johnson Controls, Inc.               683,019       683,019        1.55%
Financial Services           11,200    Union Planters Corporation           456,400       456,400        1.04%
Food                         11,400    Bestfoods                            552,900
Food                         19,200    ConAgra, Inc.                        433,200
Food                          6,600    General Mills, Inc.                  535,425
Food                         10,700    H.J. Heinz Company                   460,100
Food                         17,700    Kellogg Company                      662,644
Food                         17,700    Nabisco Group Holdings Corp.         265,500
Food                         13,900    Winn-Dixie Stores, Inc.              412,656     3,322,425        7.55%
Forest Products & Paper      19,400    Westvaco Corporation                 497,125
Forest Products & Paper      10,400    Weyerhaeuser Company                 599,300     1,096,425        2.49%
Holding Companies -
Diversified                  27,700    Tomkins PLC                          470,900       470,900        1.07%
Household Product/Wares      16,600    Fortune Brands, Inc.                 535,350       535,350        1.22%
Housewares                   14,600    Newell Rubbermail, Inc.              417,013       417,013        0.95%
Insurance                    12,300    SAFECO Corporation                   344,400
Insurance                    14,800    The St. Paul Companies, Inc.         407,900       751,400        1.71%
Iron/Steel                   24,700    Allegheny Teledyne Incorporated      416,812
Iron/Steel                   18,277    Anglo American Corporation of
                                       South Africa                       1,021,227
Iron/Steel                   32,400    British Steel PLC                    834,300     2,272,339        5.16%      *
Machinery - Construction &
Mining                       12,900    Caterpillar Inc.                     707,081       707,081        1.61%
Machinery - Diversified      15,600    Deere & Company                      603,525       603,525        1.37%
Mining                       10,800    Rio Tinto plc                        766,800       766,800        1.74%
Miscellaneous Manufacturing  10,900    Cooper Industries, Inc.              509,575
Miscellaneous Manufacturing   8,600    Eastman Kodak Company                648,762
Miscellaneous Manufacturing   7,000    Minnesota Mining and
                                       Manufacturing Corp.                  672,438
Miscellaneous Manufacturing   8,200    Minnesota Mining and
                                       Manufacturing Corp.                  787,713
Miscellaneous Manufacturing  16,100    National Service Industries, Inc.    507,150
Miscellaneous Manufacturing  15,400    Tenneco Inc.                         261,800     3,387,438        7.69%
Oil & Gas Producers           7,700    Atlantic Richfield Company           682,412
Oil & Gas Producers           5,433    BP Amoco ADR                         602,044
Oil & Gas Producers           6,300    Chevron Corporation                  559,125
Oil & Gas Producers           7,500    Chevron Corporation                  665,625
Oil & Gas Producers           8,400    Exxon Corporation                    637,875
Oil & Gas Producers          32,300    Imperial Petroleum, Inc.             672,244
Oil & Gas Producers          30,300    Occidental Petroleum Corporation     700,688
Oil & Gas Producers          12,000    Phillips Petroleum Company           585,000
Oil & Gas Producers          12,400    Royal Dutch Petroleum Company -ADR   732,375
Oil & Gas Producers          13,900    Shell Transport and Trading Company  632,450

PRO FORMA COMBINED STATEMENT OF INVESTMENTS
O'SHAUGHNESSY CORNERSTONE VALUE FUND (COMBINED WITH DOGS OF THE MARKET FUND)

                                                                              MARKET     INDUSTRY                 NON-INCOME
    INDUSTRY                  SHARES          SECURITY NAME                   VALUE      SUBTOTAL    INDUSTRY %   PRODUCING
    --------                  ------          -------------                   -----      --------    ----------   ---------
Oil & Gas Producers          14,600    Sunoco, Inc.                         399,675
Oil & Gas Producers           9,800    Texaco Inc.                          618,625
Oil & Gas Producers          17,700    USX-Marathon Group                   517,725      8,005,863      18.18%
Packaging & Containers       16,100    Bernis Company                       545,387
Packaging & Containers       16,900    Crown Cork & Seal Company, Inc.      409,825        955,212       2.17%
Retail                       11,100    J.C. Penny Company                   381,563
Retail                       15,050    The May Dept. Stores Company         548,384        929,947       2.11%
Telephone                     9,900    ALLTELL Corporation                  696,712
Telephone                    28,700    Compania Anonima Nacional
                                       Telefonos d                          769,519
Telephone                    17,800    Telefonica de Argentina S.A.         469,475
Telephone                    10,600    Telefonos de Mexico                  755,250
Telephone                     8,400    U S  WEST Inc.                       479,325      3,179,281       7.20%
Tobacco                       9,900    Philip Morris Companies Inc.         338,456
Tobacco                      11,700    Philip Morris Companies Inc.         399,994
Tobacco                       5,866    RJ Reynolds Tobacco Holdings, Inc.   158,382
Tobacco                      17,800    UST, Inc.                            537,338      1,434,170       3.26%
Transportation               12,400    CSX Corporation                      525,450        525,450       1.19%
                                                                         43,616,361    43,6161,361      99.07%
Total Common Stocks
  (cost $45,320,749): 99.07%                    43,616,361

Total Investment in Securities
  (cost $45,320,749):99.07%                     43,616,361
Other Assets less Liabilities:  0.93%              409,780
                                               -----------
Total Net Assets 100.0%                        $44,026,141
                                               ===========


* Non-income producing security.

                                     PART C
                                OTHER INFORMATION


ITEM 15. INDEMNIFICATION


     Each officer and director of O'Shaughnessy Funds shall be indemnified by O'Shaughnessy Funds to the full extent permitted under the General Laws of the State of Maryland, except that such indemnity shall not protect any such person against any liability to O'Shaughnessy Funds or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Absent a court determination that an officer or director seeking indemnification was not liable on the merits or guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, the decision by O'Shaughnessy Funds to indemnify such person must be based upon the reasonable determination of independent legal counsel or the vote of a majority of a quorum of the directors who are neither "interested persons," as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the proceeding ("non-party independent directors"), after review of the facts, that such officer or director is not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Each officer and director of O'Shaughnessy Funds claiming indemnification within the scope of this Article V shall be entitled to advances from O'Shaughnessy Funds for payment of the reasonable expenses incurred by him in connection with proceedings to which he is a party in the manner and to the full extent permitted under the General Laws of the State of Maryland without a preliminary determination as to his ultimate entitlement to indemnification (except as set forth below); provided, however, that the person seeking indemnification shall provide to O'Shaughnessy Funds a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by O'Shaughnessy Funds has been met and a written undertaking to repay any such advance, if it should ultimately be determined that the standard of conduct has not been met, and provided further that at least one of the following additional conditions is met: (a) the person seeking indemnification shall provide a security in form and amount acceptable to O'Shaughnessy Funds for his undertaking; (b) O'Shaughnessy Funds is insured against losses arising by reason of the advance; (c) a majority of a quorum of non-party independent directors, or independent legal counsel in a written opinion, shall determine, based on a review of facts readily available to O'Shaughnessy Funds at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification. O'Shaughnessy Funds may purchase insurance on behalf of an officer or director protecting such person to the full extent permitted under the General Laws of the State of Maryland, from liability arising from his activities as officer or director of O'Shaughnessy Funds. O'Shaughnessy Funds, however, may not purchase insurance on behalf of any officer or director of O'Shaughnessy Funds that protects or purports to protect such person from liability to O'Shaughnessy Funds or to its stockholders to which such officer or director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. O'Shaughnessy Funds may indemnify, make advances or purchase insurance to the extent provided in this Article V on behalf of an employee or agent who is not an officer or director of O'Shaughnessy Funds. The Registrant has purchased an insurance policy insuring its officers and Directors against liabilities, and certain costs of defending claims against such officers and Directors, to the extent such officers and Directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. Article IV of the Management Agreement between the Registrant and O'Shaughnessy Capital Management limits the liability of O'Shaughnessy Capital Management to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard of their respective duties and obligations. In Section 6(b) of the Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933 (the "Securities Act"), against certain types of civil liabilities arising in connection with this Registration Statement or the Proxy Statement and Prospectus and Statement of Additional Information. Insofar as indemnification for liabilities arising under the Securities Act may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

Exhibit No.
-----------

     1.   (a) Articles of Incorporation of the Registrant. (1)

          (b) Articles of Amendment, dated July 2, 1996. (1)

     2.   Amended and Restated By-laws of the Registrant. (2)

     3.   Not applicable.

     4.   Form of  Agreement  and  Plan of  Reorganization  (filed  herewith  as
          Exhibit I to the Proxy Statement and Prospectus contained in this Registration Statement).

     5. Instrument defining rights of shareholders (incorporated by reference to Exhibits 1(a), 1(b) and 2 above).

     6. Management Agreement between the Registrant and O'Shaughnessy Capital Management, Inc. (2)

     7.   Distribution   Agreement   between  the   Registrant  and  First  Fund
          Distributors, Inc. (2)

     8.   Not applicable.

     9.   Custody  Agreement  between the  Registrant and Firstar Trust Company.
          (2)

     10.  Not applicable.

     11. Opinion and consent of Swidler Berlin Shereff Friedman, LLP, counsel to the Registrant.

     12. (a) Opinion and consent of Swidler Berlin Shereff Friedman, LLP, counsel to the Registrant, regarding certain tax matters relating to the Growth Funds Reorganization.

          (b) Opinion and consent of Swidler Berlin Shereff Friedman, LLP, counsel to the Registrant, regarding certain tax matters relating to the Value Funds Reorganization.

     13. (a) Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement between the Registrant and Firstar Trust Company. (2)

          (b) Administration Agreement between the Registrant and Investment Company Administration, LLC. (2)

          (c) Fund Accounting Agreement between the Registrant and Firstar Trust Company. (2)

     14.  (a)  Consent of McGladrey & Pullen, LLP.

          (b)  Consent of PricewaterhouseCoopers LLP.

     15.  Not applicable.

     16.  Power of Attorney. (3)

     17   (a)  Prospectus   dated   November  30,  1998  of  the   O'Shaughnessy
               Cornerstone Value Fund and the O'Shaughnessy  Cornerstone  Growth
               Fund. (4)

          (b) Prospectus dated November 30, 1998 of the O'Shaughnessy Dogs of the Market(TM)Fund. (4)

          (c)  Prospectus   dated   November  30,  1998  of  the   O'Shaughnessy
               Aggressive Growth Fund. (4)

          (d) Combined Statement of Additional Information dated November 30, 1998 of the Funds. (4)

          (e) Combined Semi-Annual Report to Shareholders of the O'Shaughnessy Cornerstone Value Fund and the O'Shaughnessy Cornerstone Growth Fund for the six-month period ended March 31, 1999.(4)

          (f)  Form of Proxy for the O'Shaughnessy  Dogs of the Market(TM) Fund.

          (g)  Form of Proxy for the O'Shaughnessy Aggressive Growth Fund.

          (h)  President's Letter. (4)

          (i) Combined Annual Report to Shareholders of the O'Shaughnessy Cornerstone Value Fund, the O'Shaughnessy Cornerstone Growth Fund, the O'Shaughnessy Dogs of the MarketTM Fund and the O'Shaughnessy Aggressive Growth Fund for the year ended September 30, 1999.


----------
(1) Previously filed with Registration Statement on Form N-1A (File No. 333-7595) on July 3, 1996, and incorporated herein by this reference.

(2) Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 333-7595) on October 9, 1996, and incorporated herein by this reference.


(3) Included on the signature page of the Registrant's Registration Statement on Form N-14 (File No. 333-91421) filed on November 22, 1999, and incorporated herein by this reference.


(4) Previously filed with Registration Statement on Form N-14 (File No. 333-91421) on November 22, 1999, and incorporated herein by this reference.

ITEM 17. UNDERTAKINGS.

     (a) The undersigned Registrant agrees to prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (b) The undersigned Registrant agrees that every prospectus that is filed under paragraph (a) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES


     As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed on behalf of the Registrant, in the city of Greenwich, and State of Connecticut, on the 11th day of January, 2000.


                             O'SHAUGHNESSY FUNDS, INC.
                             (Registrant)


                             By: /s/ James P. O'Shaughnessy
                                 --------------------------
                                 James P. O'Shaughnessy,
                                 President

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

        Signatures                        Title                        Date
        ----------                        -----                        ----


James P. O'Shaughnessy*            President (Chief Executive
-------------------------------    Officer)
James P. O'Shaughnessy


James P. O'Shaughnessy*            Treasurer (Chief Financial
-------------------------------    and Accounting Officer)
James P. O'Shaughnessy


C. Flemming Heilmann*              Director
-------------------------------
C. Flemming Heilmann


Joseph John McAleer*               Director
-------------------------------
Joseph John McAleer


Robert E. Ix*                      Director
-------------------------------
Robert E. Ix



* By: /s/ James P. O'Shaughnessy                                January 11, 2000
    ------------------------------------------
    (James P. O'Shaughnessy, Attorney-in-Fact)

                                  EXHIBIT INDEX

Exhibit No.
-----------

11 Opinion and consent of Swidler Berlin Shereff Friedman, LLP, counsel to the Registrant.

12        (a)  Opinion  and consent of Swidler  Berlin  Shereff  Friedman,  LLP, counsel to the Registrant regarding certain tax matters relating to the Growth Funds Reorganization.

          (b) Opinion and consent of Swidler Berlin Shereff Friedman, LLP, counsel to the Registrant regarding certain tax matters relating to the Value Funds Reorganization.

14        (a)  Consent of McGladrey & Pullen, LLP.

          (b)  Consent of PricewaterhouseCoopers LLP.

17        (f)  Form of Proxy for the O'Shaughnessy Dogs of the Market(TM)Fund.

          (g)  Form of Proxy for the O'Shaughnessy Aggressive Growth Fund.

          (i) Combined Annual Report to Shareholders of the O'Shaughnessy Cornerstone Value Fund, the O'Shaughnessy Cornerstone Growth Fund, the O'Shaughnessy Dogs of the MarketTM Fund and the O'Shaughnessy Aggressive Growth Fund for the year ended September 30, 1999.